As filed with the Securities and Exchange Commission on April 29, 2025
Registration File Nos. 333‑134820 and 811‑21907

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 26	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA‑3
(Exact Name of Registrant)

Teachers Insurance and
Annuity Association of America
(Name of Insurance Company)
730 Third Avenue
New York, New York 10017
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, Including Area Code: (212) 490‑9000

Name and Address of Agent for Service:	Copy to:

Anna Kentros, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Harry Eisenstein, Esquire Carlton Fields, P.A. 1025 Thomas Jefferson Street, NW Suite 400 West Washington, DC 20007-5208
New York, New York 10017	DC 20007-5208

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2025, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS
MAY 1, 2025
TIAA Access
Individual and group variable annuity contracts funded through TIAA Separate Account VA‑3 of Teachers Insurance and Annuity Association of America (“TIAA”)
Levels 1, 2, 3, 4
This prospectus describes TIAA Access individual and group variable annuity contracts (herein referred as “Contract” or “Contracts”) funded through the TIAA Separate Account VA‑3 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds available under your Contract as investment options and keep them for future reference.
You or Your Employer can purchase these Contracts in connection with tax‑qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f).
Subject to the terms of the Contract, if you are a new investor in the Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contracts, you may cancel your Contract at a minimum of 10 days from receiving it or in accordance with the terms of your Contract without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the Premiums you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus describes the TIAA Access variable annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms
The terms and phrases below are defined so you will know how they are used in this prospectus. To understand some definitions, you may have to refer to other defined terms.
Accumulation. The total value of your accumulation units under the Contract.
Accumulation Period. The period during which Investment Account accumulations are held under a contract prior to their being annuitized or otherwise paid out. Sometimes referred to herein as the “accumulation phase.”
Accumulation Unit. A share of participation in an Investment Account for someone in the accumulation period. An Investment Account has its own accumulation unit value, which changes each Valuation Day.
Annuitant. The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the Contract.
Annuity Partner. The person you name, if you choose to receive income under a two‑life annuity, to receive an income for life if he or she survives you. In some Contracts, this person is referred to as the second annuitant.
Annuity Unit. A measure used to calculate the amount of annuity payments. Each Investment Account from which you can annuitize has its own annuity unit value.
Beneficiary. Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.
Business Day. Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A Business Day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A Business Day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.
Calendar Day. Any day of the year. Calendar days end at the same time as a Business Day.
Commuted Value. The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Companion CREF Certificate.  A companion certificate that was issued to you when you received your Contract, or if not then, on the later date that you first participated in CREF, if applicable.
Contract(s). The individual and group variable annuity contracts, including your certificate and any endorsements under the Contract.

4	Prospectus ∎ TIAA Access

CREF. The College Retirement Equities Fund, a companion organization to TIAA CREF, is a variable annuity, which is described in a separate prospectus that you may obtain by calling 877‑518‑9161 or by visiting our website at: www.tiaa.org/public/prospectuses.
CREF Account(s). Accounts that are available as investment options under a CREF variable annuity contract. Each CREF Account has its own investment objective and risks.
Employer. Your employer is the organization that may remit premiums you paid under the Contract.
Fund(s) or Underlying Fund(s). An investment company that is registered with the SEC in which an Investment Account invests. The Funds available under the Contract, subject to your employer’s plan, are listed in “Appendix A—Funds Available under the Contract” in this prospectus.
Good Order. Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.
Guaranteed Period. The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.
Income Change Method. How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.
Income Option. Any of the ways you can elect to receive your annuity income. It is also referred to as an “annuity option.”
Investment Account. This term describes a subaccount of the separate account, which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts. Not all Investment Accounts listed in this prospectus are available to you as an investment option and are subject to your employer’s plan.

TIAA Access ∎ Prospectus	5

NYSE. The New York Stock Exchange.
Participant. Any person who owns a TIAA Contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.
Premiums. Monies remitted under a Contract to purchase accumulation units.
Separate Account. The TIAA Separate Account VA‑3 of Teachers Insurance and Annuity Association of America (“TIAA Access Account”) is designated as “VA‑3” and was established by TIAA in accordance with New York law to provide benefits under your Contract and other Contracts. The assets and liabilities of TIAA Separate Account VA‑3 are segregated from the assets and liabilities of the general account, and from the assets and liabilities of any other TIAA separate accounts.
TC Services. TIAA-CREF Individual and Institutional Services, LLC.
Teachers Insurance and Annuity Association of America. Referred to as TIAA and throughout this prospectus and the terms “TIAA,” “we,” “us,” and “our” are used interchangeably and all refer to Teachers Insurance and Annuity Association of America.
TIAA Real Estate Account. The assets and liabilities of the TIAA Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The TIAA Real Estate Account is described in a separate prospectus that you may obtain by calling 877‑518‑9161 or by visiting our website at: www.tiaa.org/public/prospectuses.
TIAA Traditional Annuity. A fixed annuity offered by TIAA. Subject to certain restrictions, you may transfer accumulation units under this Contract to TIAA’s Traditional Annuity.
Valuation Day. Any Business Day as well as the last day of each calendar month.
You or Your. This means any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your Contract or certificate.

6	Prospectus ∎ TIAA Access

Important information you should consider about the Contract

Location in Prospectus
FEES AND EXPENSES

Charges for Early Withdrawals	● None* *The Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from an Investment Account.	Withdrawals and surrenders

Transaction Charges
●  None*
●  To the extent your employer’s plan provides for loans, if you request a loan there are fees associated with a loan.

*The Contract does not impose a transfer charge, but the Underlying Funds may impose a fee in connection with a transfer from an Investment Account.
Transfers and access to your money Loans

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base Contract (varies by Contract Levels 1–4)[1]	0.10%²	0.75%²	What are the charges and expenses of the Contract?

Investment Options (Underlying Fund fees and expenses)	0.02%³	1.06%³	Appendix A—Funds available under the Contract

Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

¹ A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
³ As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
[4]  There is no charge for any elected optional benefit under your Contract.

TIAA Access ∎ Prospectus	7

Location in Prospectus
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $119	Highest Annual Cost: $1,673

Assumes:
●  Investment of $100,000
●  5% annual appreciation
●  Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses
●  No optional benefits
●  No sales charges or advisory fees
●  No additional purchase payments, transfers or withdrawals

Assumes:
●  Investment of $100,000
●  5% annual appreciation
●  Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses
●  No sales charges or advisory fees
●  No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
[3]  There is no charge for any elected optional benefit under your Contract.

RISKS

Risk of Loss	● You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract

Not a Short-Term Investment
●  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●  Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances.

●  The benefits of a tax deferred product, adding Premiums over time to the value of your Contract and income earned over the long-term means the Contract is generally more beneficial to investors with a long-term horizon.

●  If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.
Principal risks of investing in the Contract

Risks Associated with Investment Options
●  An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●  Each investment option (including any fixed account investment option) has its own unique risks.

●  You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

8	Prospectus ∎ TIAA Access

Location in Prospectus
Insurance Company Risks
●  An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Principal risks of investing in the Contract

RESTRICTIONS

Investments
●  Not all of the Underlying Funds listed in this prospectus under “Appendix A—Funds available under the Contract” may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.
The Investment Accounts Appendix A—Funds available under the Contract

● Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.	The Investment Accounts

● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy

● We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.	Market Timing and Excessive Trading Policy

● We reserve the right to add or close Investment Accounts, substitute another fund or other investment vehicles or combine Investment Accounts.	Adding, Closing, or Substituting Portfolios

Optional Benefits	● To the extent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money

TAXES

Tax Implications	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●  Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.
Taxation on withdrawals

● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes

● If you purchase the Contract through a tax‑qualified plan, you do not get any additional tax benefit.	Tax Deferral

TIAA Access ∎ Prospectus	9

Location in Prospectus
CONFLICTS OF INTEREST

Financial Professional Compensation
●  Your TIAA financial professional has an incentive to recommend products or services available through TIAA, including this Contract, that increase his or her compensation (in the form of an additional cash benefit, e.g., a bonus) and the compensation to TIAA and its affiliates. As such, your TIAA financial professional has a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures.
Conflicts of interest

Exchanges
●  Some financial professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contracts if you determine, after comparing the features, fees, and risks of both Contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing Contract.
Conflicts of interest

10	Prospectus ∎ TIAA Access

Overview of the Contract
Purpose of the Contract
The Contract is a tax‑deferred variable annuity contract. It is designed for retirement planning purposes and to help you accumulate assets through investments in the underlying Investment Accounts. You make investments in the Contract’s Investment Accounts during the Accumulation Period. The value of your investments or Accumulation is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use your Accumulation to calculate the payments that we make during the annuity period. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your Accumulation may be for setting your annuity payouts. The Contract includes a standard death benefit to help financially protect your designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Any withdrawals made during the accumulation phase will reduce the Accumulation in your Contract. Because withdrawals will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty on early withdrawals if taken before age 59 1⁄2, the Contract is not intended for individuals who may need to access invested funds within a short-term timeframe or on a frequent basis. In addition, the Contract is not intended for individuals who intend to engage in frequent transfers of the Investment Accounts.
Your financial goal in acquiring the Contract should be consistent with a long-term insurance product for retirement income or other long-term investment purposes offering the prospect of investment growth through payment of Premiums.
Phases of the Contract
The Contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity phase (for income).
Accumulation phase
During the accumulation phase, earnings accumulate on a tax‑deferred basis and are taxed as income when you make a withdrawal. Premium payments made during the accumulation phase are subject to your employer’s plan and IRC limits and may continue until the annuity starting date.
To accumulate value during the accumulation phase, you may allocate your Premiums and earnings in the Investment Accounts of the Separate Account that are available under your employer’s plan, which, in turn, invest in one or more of the Underlying Funds that have different investment strategies, objectives and risk profiles. You may allocate all or part of your Premiums and Contract value to the Investment Accounts, the TIAA Traditional Annuity and the TIAA Real Estate Account. Amounts that you allocate to Investment Accounts will increase or decrease in dollar value depending in part on the investment performance of each Underlying Fund in which such Separate Account invests.

TIAA Access ∎ Prospectus	11

You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should consider the investment objectives, risks, and charges and expenses of each Underlying Fund carefully before making an investment decision. Additional information about each Underlying Fund is provided in “Appendix A—Funds available under the Contract.”
Annuity phase
You enter the income phase when you annuitize your Contract. The annuity phase, also referred to as the annuity period, occurs after the annuity starting date and when you or a second Annuitant begin receiving regular annuity payments from your Contract. During the annuity phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. Subject to the provisions under your Contract and your employer’s plan, you can elect any one of the following payment income options to receive annuity payments: (1) one‑life annuity with or without a Guaranteed Period; (2) annuity for a fixed period; (3) two‑life annuities; (4) a minimum distribution; and (5) lump‑sum payments.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your Investment Accounts. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
Subject to the provisions of your employer’s plan, you may elect an Income Test Drive, an optional feature that provides variable payments to you for a 2 year period by taking withdrawals from your Contract. (See “Income Test Drive,” below.)
Contract features
The Contract provides for the Accumulation of retirement savings and income. The Contract offers income, death benefit protection and various payout options.
Accessing Your Money. Before your Contract is annuitized, you can take withdrawals from your Contract. Withdrawals will reduce your account value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if you take a withdrawal before age 59 1⁄2.
Internal Transfers. Subject to the provisions under your Contract, you may transfer Accumulation Units, generally not less than $1,000, from one Investment Account to another Investment Account or to your companion TIAA contract, either the TIAA Traditional Annuity or the TIAA Real Estate Account. Internal transfers may be restricted to not more than one transfer in a calendar quarter and may be subject to a redemption charge by the Underlying Funds.

12	Prospectus ∎ TIAA Access

Tax Treatment. You can transfer money between Investment Accounts without tax implications, and earnings (if any) on your investments are generally tax‑deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receipt of an income payment from the Contract; or (4) payment of a death benefit.
Death Benefits. The Contract includes a standard death benefit, which will pay a death benefit to your designated Beneficiary at the time of your death.
Loans. To the extent your employer’s plan provides and in accordance with certain other conditions, you may request a loan from your available Investment Account Accumulation. The loan must be requested before your annuity starting date. The loan will be issued in accordance with the terms of a loan agreement and the loan agreement will describe the terms, conditions and any fees or charges for the loan.
Additional benefits
Systematic Withdrawals. Subject to the provisions under your Contract, you may have withdrawals redeemed from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals are generally subject to a minimum amount of $100 and may be scheduled to be paid semi-monthly, monthly, quarterly, semi-annually or annually. Systematic withdrawals may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.
Systematic Transfers. Subject to the provisions under your Contract, systematic transfers are generally subject to a minimum amount of $100. Systematic transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually. Systematic transfers may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account.
Systematic Withdrawals to Pay Advisory Fees. Subject to the provisions under your Contract, you may authorize a series of systematic withdrawals to pay the fees of your financial advisor. Withdrawals will lower your Accumulation.
Fee and expense tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering, or making withdrawals from the Contract. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, request a loan, or transfer Contract value between investment options. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. State premium taxes may also be deducted.

TIAA Access ∎ Prospectus	13

TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee[1]	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25

[1]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.

[2]	A Retirement Plan Loan includes a $75 one‑time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract - Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”

14	Prospectus ∎ TIAA Access

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	1.24%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.06%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

TIAA Access ∎ Prospectus	15

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569
Principal risks of investing in the Contract
Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59 1⁄2.

16	Prospectus ∎ TIAA Access

Investment Risk. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under “Appendix A—Funds available under the Contract.”
Risks Associated with TIAA. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Possible Adverse Tax Consequences. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Related to Cybersecurity and Other Business Continuity Risks. With the increased use of connected technologies such as the Internet to conduct business, the Separate Account and its service providers (including, but not limited to, TIAA,

TIAA Access ∎ Prospectus	17

TC Services, and financial intermediaries) are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Separate Account’s operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial‑of‑service” attack on the Separate Account or its service providers. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on the Separate Account’s systems or the systems of its service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, have the ability to result in disruptions and to impact business operations, and may adversely affect the Separate Account and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from TIAA’s website or with the Underlying Funds; interfere with the Separate Account’s ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, litigation, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Separate Account and its service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cybersecurity breach may cause such information to be lost, improperly accessed, used or disclosed. The Separate Account may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. The Separate Account and its contract owners could be negatively impacted by such cybersecurity attacks or incidents. Although the Separate Account has established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that the Separate Account or the Separate Account’s service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, the Separate Account cannot directly control the cybersecurity plans or systems implemented by its service providers.
Other disruptive events, including, but not limited to, natural disasters, terrorism, or public health or pandemic crises (such as the COVID‑19 pandemic from late 2019 to mid‑2022), may adversely affect our ability to conduct business. Such adverse effects may include the inability of TIAA’s employees, or the employees of its affiliates and service providers, to perform their responsibilities as a result of any such event. Any resulting disruptions to the Separate Account’s business

18	Prospectus ∎ TIAA Access

operations can interfere with our processing of contract transactions (including the processing of orders from our website), impact our ability to calculate annuity unit values, or cause other operational issues.
Who we are and other related information
Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Governors, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers other types of insurance products and some of these products, such as fixed annuities, are supported by the assets in our general account. These insurance products are subject to our financial strength and claims-paying ability.
TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems, based on assets under management, in the United States. As of December 31, 2024, TIAA’s total statutory admitted assets were approximately ($297.09) billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately ($1.27) trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.
The Separate Account
TIAA Separate Account VA‑3 was established as of May 17, 2006, as a separate Investment Account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered. For additional information, see the Statement of Additional Information (“SAI”).
Although TIAA owns the assets of the Separate Account and the obligations under the Contract are obligations of TIAA, the Contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other

TIAA Access ∎ Prospectus	19

income, gains, or losses. Under New York law, we cannot charge the Separate Account with liabilities incurred by any other TIAA Separate Account or other business activity TIAA may undertake.
When the Contracts are purchased through qualified plans, earnings on Accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).
What is the TIAA Access Individual and Group Variable Annuity? It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options. Though the Investment Accounts (discussed below) are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
You may allocate Premiums among Investment Accounts of the Separate Account (discussed below) that, in turn, invest in Underlying Funds (discussed below). You should consult your registered representative who may provide advice on the Investment Accounts, as not all of them may be suitable for long-term investment needs.
The Investment Accounts. Each Investment Account is a subaccount of the Separate Account that invests its assets exclusively in a corresponding Underlying Fund. You may allocate Premiums among the Investment Accounts, which in turn invest in the Underlying Funds listed in this prospectus. See “Appendix A—Funds available under the Contract.”
Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan. TIAA reserves the right to change the Investment Accounts available in the future.
You assume all of the investment risk for accumulations allocated to the Investment Accounts. Your Accumulation in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account” above.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the Investment Accounts of the Separate Account that you select. You should consult

20	Prospectus ∎ TIAA Access

your registered representative who may provide advice on the Investment Accounts, as not all of them may be suitable for long-term investment needs. We do not guarantee the investment performance of the Separate Account or any of the Underlying Funds, and you bear the entire investment risk.
The Underlying Funds or Funds. The information regarding each Underlying Fund available under your Contract, including (i) its name, (ii) its type (e.g., money market fund, fixed income fund, equity fund, etc.), (iii) its investment adviser and any sub‑investment adviser, (iv) current expenses, and (v) performance is provided below in this prospectus under “Appendix A—Funds available under the Contract.” In addition, each Underlying Fund has issued a prospectus, which contains more detailed information about the Underlying Fund and can be found online at: www.tiaa.org/access_pro. You can also request paper or electronic copies at no cost by calling 800‑842‑2252.
Voting Rights. The Separate Account is the legal owner of the shares of the funds (or Underlying Funds) offered through your Contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to Investment Accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable Investment Account by the net asset value per share of the fund.
The Broker-Dealer. TIAA makes payments to TC Services, a TIAA subsidiary, for distribution services. TC Services performs all sales and marketing functions relative to the Contracts.
Distribution. We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the Contracts is TC Services. TC Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to TC Services for distribution of the Contracts. We pay TC Services a fee from our general account assets for sales of the Contracts.
The Annuity Contracts we offer
Annuity Contracts. You or Your Employer can purchase Contracts we offer (as described below) in connection with tax‑qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans

TIAA Access ∎ Prospectus	21

under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax‑qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax‑qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the Investment Accounts of the Separate Account that you select. We do not guarantee the investment performance of the Separate Account or the funds, and you bear the entire investment risk.
Please note that an investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Subject to your employer’s plan, we offer the following Contracts in connection with certain types of retirement plans:

●	RA (Retirement Annuity)

●	GRA (Group Retirement Annuity)

●	SRA (Supplemental Retirement Annuity)

●	GSRA (Group Supplemental Retirement Annuity)

●	Retirement Choice and Retirement Choice Plus Annuity

●	GA (Group Annuity) and Institutionally Owned GSRAs
RA (Retirement Annuity) and GRA (Group Retirement Annuity). RA and GRA Contracts are used mainly for employer sponsored retirement plans. Depending on the terms of your employer’s plan, RA Premiums can be paid by your Employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre‑tax dollars by salary reduction, or after‑tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract, subject to employer plan restrictions. GRA Premiums can come from only your Employer or both you (through salary reduction) and your Employer. Your GRA Premiums can also be from pre‑tax or after‑tax contributions. You cannot pay GRA Premiums directly to TIAA; your Employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract. Your Employer may offer you the option of making contributions in the form of after‑tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.
SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity). These Contracts are used for voluntary tax‑deferred annuity

22	Prospectus ∎ TIAA Access

(“TDA”) plans. SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your Employer and TIAA. Generally, your Employer pays Premiums in pre‑tax dollars through salary reduction. Although you cannot pay Premiums directly, you can transfer amounts from other TDA plans. Although your Employer may offer you the option of making contributions in the form of after‑tax Roth-style contributions, you will not be able to take tax deductions for these contributions.
Retirement Choice/Retirement Choice Plus Annuities. These Contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your Employer or your plan’s trustee. You can instruct us as to the allocation of your premiums among Investment Accounts in these Contracts. Among other rights, the Employer retains the right to transfer accumulations under these Contracts to alternate funding vehicles.
GA (Group Annuity) and Institutionally Owned GSRA. These Contracts are used exclusively for employer retirement plans and are issued directly to your Employer or your plan’s trustee. Your Employer pays Premiums directly to TIAA. Your Employer or the plan’s trustee may control the allocation of contributions and transfers to and from these Contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your Employer or plan administrator for more information.
State Regulatory Approval. Certain of these Contracts may not currently be available in your state.
Contract Variations. There are no material state variations of the same Contract type from one state-specific contract to another state specific contract in terms of features, benefits and charges. You should review your Contract along with this prospectus to understand the product features, benefits and charges under your Contract.
Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain income options, how frequently you can transfer into or out of Investment Accounts, or our ability to restrict transfers into or out of the Investment Accounts. You should review your Contract along with this prospectus to understand the product features and charges under your Contract.
Changes to the Contract. We can make any changes to the Separate Account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The Separate Account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the Separate Account assets to another Separate Account or Investment Accounts of TIAA or another insurance company or transfer the Contract to another insurance company.

TIAA Access ∎ Prospectus	23

Tax Deferral. You or Your Employer can purchase these Contracts in connection with tax‑qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the Contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax‑qualified plan, as well as the costs and benefits of the Contract (including the annuity income), before you purchase a Contract in a tax‑qualified plan.
Starting out and how to purchase a Contract
Generally, we will issue a Contract when we receive a completed application or enrollment form in Good Order. “Good Order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “Good Order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in Good Order and reserve the right to change or waive any Good Order requirement at any time either in general or with respect to a particular plan, Contract or transaction.
If your application is incomplete and we do not receive the necessary information and signed application in Good Order within five Business Days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in Good Order, the transaction may be cancelled.
Plan levels offered under the Contracts
The Contracts offer four different Levels (Level 1, 2, 3, and 4) to plans, which are each generally priced based on the assets under management by the plan and related operating expense ratios. Generally, Level 1 will have the lowest annual costs and Level 4 will have the highest annual costs.
The pricing charged for each Level is as follows:

1.	Level 1 pricing will generally be offered to plans with $250,000,000 or more in assets under management and low operating expense ratios.

24	Prospectus ∎ TIAA Access

2.	Level 2 pricing will generally be offered to plans that have between $25,000,000 and $250,000,000 in assets. Plans with less than $250,000,000 in assets under management may also get Level 3 pricing.

3.	Level 3 pricing will generally be offered to plans between $25,000,000 and $250,000,000 in assets that have higher operating expense ratios than plans in Level 1 or Level 2.

4.	Level 4 pricing will generally be plans with less than $25,000,000 in assets with higher expense ratios than Levels 1, 2, or 3.
Premiums. Premiums are used to purchase Accumulation Units in your Investment Account. All Premiums paid by you to us are remitted through your Employer. You may also make subsequent premium payments, which purchase additional Accumulation Units in your Investment Account. In most cases, we accept Premiums to a Contract during your Accumulation Period.
The initial premium to purchase the Contract may be in any amount not less than $100, subject to your employer’s plan and IRC limits. Subsequent premium payments may be in any amount not less than $100, subject to your employer’s plan and IRC limits and may continue until the annuity starting date. Premiums received before the close of the Business Day (typically 4:00 pm eastern) will be credited that Business Day and Premiums received after the close of the Business Day will be credited the next Business Day. Once your first premium has been paid, your Contract cannot lapse or be forfeited for nonpayment of Premiums.
You may stop paying Premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your Contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.
TIAA reserves the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. TIAA will not accept Premiums after your annuity starting date or death. Premiums will be credited to your Contract as of the end of the Business Day in which they are received by TIAA at the location that TIAA will designate by prior written notice, in Good Order and in accordance with procedures established by TIAA or as required by law.
Elective deferral contributions made to your TIAA or CREF contracts or certificates may not exceed the annual limits on elective deferrals described in Section 402(g) of the IRC, or as otherwise permitted by law. TIAA will refund the accumulated value of all excess Premiums made to your Contract, as required by law.
If we receive Premiums from your Employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all Premiums remitted on your behalf in the default option that your Employer has designated. It is possible that the default option will not be an Investment Account of the Separate Account but will be another investment option available under your plan. We consider your employer’s designation of a default

TIAA Access ∎ Prospectus	25

option to be an instruction to us to allocate your Premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.
Once we receive complete allocation instructions from you, we will follow your instructions for future Premiums. However, if you want the Premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.
TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment.
Please note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin) as premium payments. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.
Please note that an investment in the Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Important information about procedures for purchasing a Contract
To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a Contract.
What this means for you
When you apply for a Contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a Contract or effect any transactions for you.
In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators without notice or your consent.
Allocations of Premiums
As further described below, you may allocate your Premiums among the Investment Accounts and certain other investment options, under the terms of the

26	Prospectus ∎ TIAA Access

Contract, and as permitted under the terms of your employer’s plan and this prospectus. Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
Many of the Underlying Funds available for investment by the Investment Accounts under the Contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract and Separate Account charges, but you may not have annuity options available. Because of these additional contract and Separate Account charges, you should refer only to investment return information regarding the funds available through TIAA or your Employer relating to your Contract, rather than to information that may be available through alternate sources.
You may allocate your Premiums among the Investment Accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the Contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF Accounts and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF Accounts, TIAA Real Estate Account and any of the Underlying Funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF Accounts, TIAA Real Estate Account and the Underlying Funds, are found in their respective prospectuses. The CREF Accounts, TIAA Real Estate Account and the Underlying Funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877‑518‑9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800‑842‑2252.
When you allocate Premiums to an Investment Account, the Premiums are used to purchase Accumulation Units in that Investment Account. You may change your allocation for future Premiums at any time. We will allocate your Premiums according to the most recent valid instructions in a form acceptable to us (in Good Order) that we have received from you. Your employer’s plan may limit your right to allocate Premiums to an Investment Account. We may stop accepting Premiums to any or all Investment Accounts at any time.
How can I request a change to my investment allocations?
To change your allocation choices for future Premiums, you can:

●	use the TIAA website’s account access feature at tiaa.org;

●	call our Automated Telephone Service (24 hours a day) at 800‑842‑2252; or

TIAA Access ∎ Prospectus	27

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201.
You may be required to complete and return certain forms (in Good Order) to effect these transactions.
Accumulation Units
Determining the value of your Contract—Investment Accounts.
The Premiums you allocate, or transfers you make, to the Investment Accounts purchase Accumulation Units. We calculate how many Accumulation Units to credit by dividing the amount allocated or transferred to the particular Investment Account by its Accumulation Unit value calculated at the close of the Business Day we receive your premium or completed transfer request in Good Order. To determine how many Accumulation Units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the Business Day we receive your completed transaction request and all required information and documents in Good Order (unless you have chosen a later date).
We arbitrarily set the initial value of each Accumulation Unit at $25. Subsequently, the value of the Accumulation Units will depend mainly on the investment experience of the Underlying Funds, although the Accumulation Unit value also reflects the deduction by TIAA of Separate Account expenses. We calculate the Accumulation Unit value at the close of each Valuation Day. We multiply the previous day’s Accumulation Unit value by the net investment factor for the pertinent Investment Account of the Separate Account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the Investment Account, and investment income and capital gains distributed to the Investment Account. The gross investment factor is decreased by the Separate Account expense and risk charges.
An Investment Account’s net investment factor equals its gross investment factor minus the Separate Account charge incurred since the previous Valuation Day.
An Investment Account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals:	(i)	the value of the fund shares in the Investment Account as of the close of the Valuation Day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., Premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii)	investment income and capital gains distributed to the Investment Account; less

		(iii)	any amount paid and/or reserved for tax liability resulting from the operation of the Investment Account since the previous Valuation Day.

(b)	equals:	the value of the fund shares in the Investment Account as of the previous Valuation Day, including the net effect of contract owners’ transactions, made during the previous Valuation Day.

28	Prospectus ∎ TIAA Access

Number of Accumulation Units
The number of Accumulation Units in an Investment Account under your Contract will be increased by:

●	any Premiums you allocate to that Investment Account; and

●	any transfers you make to that Investment Account.
The number of Accumulation Units in an Investment Account under your Contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your Accumulation in that Investment Account.
The increase or decrease in the number of your Accumulation Units on any Valuation Day is equal to the net dollar value of all transactions divided by the value of the Investment Account’s Accumulation Unit as of the end of the Valuation Day on which the transaction becomes effective.
Can I assign my Contract?
Generally, neither you nor your beneficiaries can assign ownership of the Contract to someone else.
Can I cancel my Contract?
Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the Contract’s Right to Examine or “Free Look Period” provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the Contract is issued. To cancel a Contract, mail or deliver the Contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your Contract) to our home office. We will cancel the Contract, then send either the current Accumulation or the premium, depending on the state in which your Contract was issued, to whomever originally submitted the Premiums. Unless we are returning Premiums paid as required by state law, you will bear the investment risk during this period.
Conflicts of interest
Please note that TIAA financial professionals have an incentive to recommend products or services available through TIAA, including this Contract, that increases their compensation and the compensation to TIAA and its affiliates. As such, TIAA financial professionals have a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures. In addition, some financial professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

TIAA Access ∎ Prospectus	29

The Accumulation Period and investment options
Investment options
The Separate Account is designed to invest in the funds described in this prospectus and are also described further below in “Appendix A—Funds Available Under the Contract.” You can lose money by investing in any of the Investment Accounts, and the Underlying Funds could underperform other investments. You should consult your registered representative who may provide advice on the Investment Accounts offered, as not all of them may be suitable for your investment needs.
Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan.
Each fund has different investment objectives and risks. Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
You should consider the investment objectives, risks, and charges and expenses of each fund carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and SAIs. You may obtain a Fund’s prospectus and/or SAI by calling 800‑842‑2252, by visiting the website at www.tiaa.org/access_pro or through your registered representative. We do not guarantee the investment results of the funds. You should read the funds’ prospectuses carefully before investing in a fund.
Please note that many of the Underlying Funds offered through the Separate Account are also available for direct purchase outside of an annuity or life insurance contract. Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub‑advisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.
Other Investment Options. In addition to the Investment Accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this Contract and if permitted by your

30	Prospectus ∎ TIAA Access

employer’s plan. A companion CREF contract may have been issued to you when you received this Contract offering the Investment Accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF Accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800‑842‑2252.
Additional Investment Information and Options. All assets of the Investment Accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your Contract.
You may also opt under your Contract to allocate or transfer money from the Investment Accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account (discussed below). Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.
Certain payments we receive with regard to the Funds
We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and the funds in which the Separate Account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).
Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.
These arrangements may be a factor that we consider in including funds as investment options of the Investment Account.
Selection of Funds. We select the funds offered through the Contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub‑advisor’s) reputation and tenure,

●	brand recognition,

TIAA Access ∎ Prospectus	31

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.
Another factor we consider during the selection process is whether the fund, its adviser, its sub‑adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain payments we receive with regard to the Funds” above. We also consider whether the fund, its adviser, sub‑adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of Accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included certain Nuveen Funds, at least in part, because they are managed by our affiliate, Advisors and are listed further below in “Appendix A—Funds Available Under the Contract.”
Adding, Closing, or Substituting Portfolios. The Separate Account currently consists of several Investment Accounts. We may, subject to any applicable law, make certain changes to the Separate Account and Investment Accounts offered in your Contract. We may offer new Investment Accounts or stop offering existing Investment Accounts subject to the requirements of applicable law and your employer’s plan. New Investment Accounts may be made available to existing contract owners and Investment Accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any Investment Account, substitute the shares of one fund held by an Investment Account for another and/or merge Investment Accounts or cooperate in a merger of funds, including transferring Contract values out of merging Investment Accounts into acquiring Investment Accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your Employer or you. In the event that a fund or Investment Account is no longer available, amounts invested in such Investment Account may be moved to the Investment Account designated by your Employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

32	Prospectus ∎ TIAA Access

Benefits available under the Contracts
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.
Lump‑sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the Investment Accounts.	Optional	None
●  Subject generally to a minimum amount of $1,000.

●  A lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan.

●  The portion of your Accumulation available to you as a lump‑sum benefit may be limited by your employer’s plan.

●  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●  Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis.	Optional	None
●  Subject generally to a minimum amount of $100.

●  May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●  Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

TIAA Access ∎ Prospectus	33

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●  Systematic withdrawals to pay financial advisory fees are subject special rules.

●  We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●  The amount withdrawn is subject to a minimum amount of $100.

●  Withdrawals will lower your Contract value.

●  You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Transfers and access to your money
Overview. Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your Contract without assessing a fee. (Details on transfers and withdrawals are discussed further below). This prospectus describes all material rights and obligations contained in your Contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your Contract. Internal transfers in your Investment Account to other funds offered by your employer’s plan, or transfers from your Investment Account to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. However, a fund in an Investment Account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See, the funds’ prospectuses for information on these restrictions.
If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your Accumulation any fixed number of Accumulation Units, dollar amount, or

34	Prospectus ∎ TIAA Access

percentage of Accumulation until you tell us to stop or until your Accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.
Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and all required documentation in Good Order. You can also choose to have transfers and withdrawals take effect at the end of any future Business Day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. (See “Market Timing and Excessive Trading Policy.”)
If you are married, then your rights to choose certain of these benefits may be restricted by the rights of your spouse. (See “Transfer and Withdrawal Restrictions” below and “Spouse’s Rights to Benefits” further below.)
Please note, in accordance with applicable law, we may terminate the transfer feature of the Contract at any time.
Transfers
Internal Transfers. Subject to the provisions under your Contract, you may internally transfer Accumulation Units in your Investment Account generally not less than $1,000 from one Investment Account to another Investment Account that are offered under your employer’s plan. Internal transfers may be restricted to not more than one in a calendar quarter and may be subject to a redemption fee. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Systematic Internal Transfers. Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account that are offered under your employer’s plan. Systematic internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually and may be subject to a redemption fee. In the future, we may eliminate this minimum transfer amount. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Transfers to and from other TIAA and CREF Accounts. Subject to your employer’s plan, current tax law or the terms of your Contract, you can transfer some or all of your Accumulation in the Investment Accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts. We reserve the right to limit these transfers to once per quarter per Investment Account.
Subject to your employer’s plan, current tax law or the terms of your Contract, you can also transfer some or all of your Accumulation in the TIAA Traditional Annuity, in your CREF Accounts or in the funds or other TIAA annuities, such as the TIAA Real Estate Account, to the Investment Accounts. Transfers from the TIAA

TIAA Access ∎ Prospectus	35

Traditional Annuity to the Investment Accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your Contract.
Accumulations that are transferred from Investment Accounts under this Contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remain part of this Contract and part of the Accumulation under the Contract. Transfers to any other accounts which are not offered under the terms of this Contract are no longer part of this Contract and its Accumulation. Any such transfers may be subject to limitations, as specified in your Contract. Account Accumulations transferred to a TIAA Traditional Annuity will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are paid from our general account, which are subject to our financial strength and claims-paying ability. Please note that transfers into the TIAA Real Estate Account may be limited.
Transfers to Other Companies. Generally, you may transfer funds from the Investment Accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.
Under certain group Contracts, your Employer could transfer monies from an Investment Account and apply it to another investment option not offered under this Contract, subject to the terms of your plan, and without your consent.
Transfers from Other Companies or Plans. Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA Contract. You may also roll over pre‑tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor, if both plans allow a transfer. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA). Transfers to other companies are not subject to a minimum amount, and we currently do not access a fee for transfers.
We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. See, “Market Timing and Excessive Trading Policy,” discussed below.
Other Transfers. You may also opt under your Contract to allocate or transfer money from the Investment Accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be

36	Prospectus ∎ TIAA Access

credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.
Transfers from the Investment Accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be at least $1,000 or your entire Accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your Contract.
Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.
Market Timing and Excessive Trading Policy. There are contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the Underlying Funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, which include certain funds listed in this prospectus and may be available to you for investment purposes.
We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the Investment Accounts available under the Contract (other than the Investment Accounts that invest in the Nuveen Money Market Fund and the Nuveen Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same Investment Account in that Contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

TIAA Access ∎ Prospectus	37

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the Separate Account.
If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.
We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This Contract is not appropriate for market timing. You should not invest in this Contract if you want to engage in market timing activity.
To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the Separate Account.
Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.
The funds available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

38	Prospectus ∎ TIAA Access

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of Accumulation Units transferred out of the Investment Account that invests in that fund and, therefore, may affect the Investment Account Accumulation. We reserve the right to administer and collect any such redemption fees from your Accumulation on behalf of the funds.
Withdrawals and surrenders
We do not charge a fee on withdrawals or the surrender of your Contract. Withdrawals will lower your Accumulation and your death benefit. There may be tax law and/or plan restrictions on certain transfers. Beginning this year, 401(k) and 403(b) plans are required to allow you at least 90 days to opt‑out and withdraw amounts contributed from your pay under a mandatory automatic enrollment provision. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences. Withdrawals are done pursuant to instructions by the Participant. In the absence of specific instructions, a withdrawal will be made pro‑rata across the Investment Accounts that the Participant is allocated to.
Lump‑Sum Benefit. Subject to the provisions under your Contract, you may redeem the entire current account Accumulation as a lump‑sum benefit or withdraw a lesser amount from one or more of the Investment Accounts. Generally, withdrawals are not permitted less than $1,000. The lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan. A portion of your Accumulation available to withdraw may be limited by your employer’s plan.
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse. Withdrawals will lower your Accumulation, will be subject to ordinary tax and may be subject to a 10% early distribution tax if taken before age 59 1⁄2.
Systematic Withdrawals. Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis. Withdrawals may be paid semi-monthly, monthly, quarterly, semi-annually or annually. In the future, we may eliminate this minimum withdrawal amount. If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% early distribution tax if taken before age 59 1⁄2.

TIAA Access ∎ Prospectus	39

Systematic Withdrawals to Pay Financial Advisory Fees. Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you may authorize a series of systematic withdrawals to pay the fees of a financial adviser. You can set up a program to have money withdrawn directly from your Contract to pay your advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section. We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.
One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each Investment Account must be specified in dollars or percentage of Accumulation, and will be in proportion to the accumulations in each account at the end of the Business Day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.
There are special rules for withdrawals to pay advisory fees. Only If permitted under your employer’s retirement plan and if you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.
You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.
Additional information on transfers and withdrawals
Transfer and Withdrawal Restrictions. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan. See “Spouse’s Rights to Benefits” further below.

40	Prospectus ∎ TIAA Access

How to Request Transfers and Withdrawals.
To request a transfer or to withdraw cash, you can:

●	Use the TIAA website’s account access feature at www.tiaa.org;

●	Call our Automated Telephone Service at 800‑842‑2252; or

●	Write to TIAA at P.O. Box 1259, Charlotte, NC 28201.
You may be required to complete and return certain forms (in Good Order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.
How to transfer and withdraw your money
Withdrawing Cash.
You may withdraw cash from your SRA or GSRA Accumulation at any time during the Accumulation Period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you cannot withdraw money from your Contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make in‑service cash withdrawals from your Accumulation under most voluntary salary reduction agreements. However, beginning in 2025, you will have at least 90 days to opt‑out and withdraw amounts taken from your pay under a mandatory automatic enrollment program, together with related earnings. If your employer’s plan permits, you may be able to withdraw money if you encounter hardship, as defined by the terms of your employer’s plan.
Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1⁄2 for private plans (59 1⁄2 for governmental plans), or leave your job or are faced with an unforeseeable emergency (as defined by law).
If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf. Spousal consent is not required to exercise opt‑out and withdrawal rights under a mandatory automatic enrollment program.
If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.
We reserve the right to require a signature guarantee on any withdrawal.
Employer Plan Fees Withdrawals. Your Employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your

TIAA Access ∎ Prospectus	41

Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the Accumulation from which it is paid by the amount withdrawn.
Loans
To the extent your employer’s plan provides and in accordance section 72(p) of the IRC, as amended, and ERISA, to the extent applicable, you may request a Retirement Plan Loan from your available Investment Account accumulations, at any time prior to your annuity starting date.
The amount of a Retirement Plan Loan may generally not exceed the least of:

I.	the total of your accumulations;

II.	50% of the present value of your vested accrued benefit under any of your employer’s plans; or

III.	$50,000.
An employer plan may increase these loan limits up to 100% of the present value of the vested accrued benefit and $100,00 with respect to a qualified individual affected by a qualified disaster. Your Contract or the employer plan may impose a maximum number of loans available to you.
A request for a Retirement Plan Loan must be made on or before your annuity starting date in accordance with the terms of your Contract. A Retirement Plan Loan will be effective as of the Business Day on which we receive your request, in a form acceptable to TIAA as well as any spousal waiver that may be required under ERISA or the terms of your employer’s plan. TIAA will determine all values as of the end of the effective date. You cannot revoke a request for a Retirement Plan Loan after its effective date.
The Retirement Plan Loan will be issued in accordance with the terms of a loan agreement. The loan agreement will describe the terms, conditions and any fees or charges for the loan. Generally, repayment may be accomplished via payroll deduction or ACH. The cost of a Retirement Plan Loan is based on the fees, as opposed to the difference or spread on interest rates. There is a $75 one‑time origination fee ($125 for residential loans) and a $25 annual maintenance fee. Any loan repayments applied to this Contract will be applied as new Premiums. If eligible for a six to ten year term loan, TIAA will assess an administrative fee of $125 to cover the expenses of issuing and maintaining the loan (the fee is subject to change).
Any outstanding loan balance will reduce your Accumulation, therefore it will reduce your death benefit and reduce the amount you can annuitize.

42	Prospectus ∎ TIAA Access

What are the charges and expenses of the Contract?
Charges, Expenses and Related Fees. There are charges, expenses and related fees associated with variable annuity contracts that will reduce the return on investment in the Contract. The charges, expenses and related fees associated with your Contract are subject to your employer’s plan and may include the following:
The Base Contract Charge. The Base Contract Charge includes the Separate Account Charge, which consists of the Mortality and Expense Risk Charge and an Administrative Expense Charge.
Separate Account Charge. We deduct charges each Valuation Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by us. The Contract provides that total Separate Account charges shall not exceed 2.00% per year of average net assets, which is composed of the mortality and expense risk charge with an annual maximum charge of up to 0.50% of average net assets of the Investment Accounts and an administrative expense charge with an annual maximum charge of up to 1.50% of average net assets of the Investment Accounts. While TIAA reserves the right to increase the Separate Account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.
Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contract with an annual maximum charge of up to 0.50% of average net assets of the Investment Accounts.
TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.
Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense deduction.
If the mortality and expense risk charge allowed under the Contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TC Services, the principal distributor of the Contract.
Administrative Expense Charge. This daily charge is for administration and operations, such as allocating Premiums and administering accumulations with an annual maximum charge of up to 1.50% of average net assets of the Investment Accounts.
No Deductions from Premiums and No Surrender Charge. There are no front‑end or deferred sales charges or surrender charges under the Contract.

TIAA Access ∎ Prospectus	43

No Administrative Account Fee or Annual Account Fee. We do not assess an administrative account fee nor an annual account fee.
Other charges and expenses
Fund Expenses. Separate and apart from the expenses and charges under the Contract, there are certain deductions and expenses of the Underlying Funds that are paid out of the assets of the Underlying Funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on Underlying Fund deductions and expenses, please read the funds’ current prospectuses.
Dealers. No commissions are paid to dealers as a percentage of purchase payments. For additional information on dealers please see above under the discussion “Distribution.”
The annuity period, receiving annuity income and Income Test Drive
The annuity period in general
You can partially or fully annuitize and receive an income stream from the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund. Participants with assets in the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund can directly annuitize from that Investment Account, or they can annuitize by transferring their assets into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. (TIAA Real Estate and the CREF Accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877‑518‑9161). Participants in any other Investment Accounts who wish to annuitize can transfer their assets from their Investment Accounts into the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund or into the TIAA Traditional Annuity, the TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. Unless you opt for a lifetime annuity, generally you must be at least age 59 1⁄2 to begin receiving annuity income payments from your annuity Contract free of a 10% early distribution tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your Contract shortly after you reach the later of your RMD Applicable Age or you retire from the Employer of the plan. For more information, see the discussion under “Taxes” below.

44	Prospectus ∎ TIAA Access

Your income payments may be paid out through a variety of income options. You can pick a different Income Option for different portions of your Accumulation, but once you have started payments you usually cannot change your Income Option or Annuity Partner for that payment stream.
Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.
For one‑life annuities, two‑life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your Accumulation on the last Valuation Day before the annuity starting date, see below for discussion on “Annuity Income Options.” Your payments change after the initial payment based on the Investment Account’s investment experience and the Income Change Method you choose.
There are two income change methods for annuity payments: annual and monthly. Under the annual Income Change Method, payments from the Separate Account change each May 1, based on the net investment results during the prior year (from the day following the last Valuation Day in March of the prior year through the last Valuation Day in March of the current year). Under the monthly Income Change Method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see below for discussion on “Annuity Payments.” The total value of your annuity payments may be more or less than your total Premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your Investment Account. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
The annuity starting date
Your annuity starting date may not be earlier than the earliest date allowed under your employer plan, nor later than your required beginning date. Payment of your income benefit will begin as of the annuity starting date you have elected. You may not begin a one‑life annuity after you attain age 90, nor may you begin a two‑life annuity after You or Your second Annuitant attain age 90. At any time before you start to receive your income benefit, you may change your annuity starting date to a date after the change, by written notice to TIAA. Your income benefit may be subject to spouse’s rights. Please see discussion below under “Additional Information”—“Spouse’s Rights to Benefits.”

TIAA Access ∎ Prospectus	45

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in Good Order necessary for the Income Option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any Premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity Contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the Accumulation portion of the Contract. Ordinarily, your first annuity payment can be made on any Business Day between the first and twentieth of any month.
Annuity income options
Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second Annuitant or Beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death, and if you die after your required beginning date your designated Beneficiary will have to continue minimum distributions for the first nine years of the ten year period in order to satisfy required minimum distribution rules.
For minimum distributions from your IRA, you may elect to calculate your required minimum distribution by including the value of your annuity contracts, and apply the payments from those annuity contracts toward satisfying your annual RMD for that IRA and any other IRA you aggregate with it for purposes of satisfying RMD. Employer plans may also adopt this calculation method, with aggregation restricted to 403(b) plans. Although proposed regulations (see “Taxes”) have provided some guidelines for integrating annuity payments in minimum distribution calculations for retirement accounts, we are still waiting on further guidance from the IRS and the U.S. Treasury Department. Until such guidance is issued, we will not modify the calculation of RMD for purposes of administering employer plans. You should consult a qualified tax advisor before calculating your required minimum distributions. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

46	Prospectus ∎ TIAA Access

For any of the income options described below, current federal tax law provides that your Guaranteed Period cannot exceed the joint life expectancy of You and Your Beneficiary or Annuity Partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.
All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the Investment Accounts selected by you. The current options are:

●
One‑Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a Guaranteed Period (10, 15 or 20 years) and you die before it’s over, income payments will generally continue to your Beneficiary until the end of the period, or we will commute the guarantee period payments in compliance with your Beneficiary’s minimum distribution requirements. If you do not opt for a Guaranteed Period, all payments end at your death—so, it is possible for you to receive only one payment if you die less than a month after payments start. (The 15‑year Guaranteed Period is not available under all Contracts.)

●
Two‑Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your Annuity Partner. There are four types of two‑life annuity options, all available with or without a Guaranteed Period—Full Benefit to Survivor, Two‑Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two‑Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your Annuity Partner.

●
Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by Contract and this option is not available under all Contracts.

●
Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all Contracts. You must apply your entire Accumulation under a Contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an Accumulation applied to the MDO to any other Income Option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any Accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your Contract and under the terms of your employer’s plan). This automatic payout option is not available under all

TIAA Access ∎ Prospectus	47

Contracts. Instead, for some Contracts, required minimum distributions will be paid directly from those Contracts pursuant to the terms of your employer’s plan.

●
Receiving Lump‑Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an Accumulation being converted to one‑life or two‑life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your Accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution tax. See “Taxes.”

Income Test Drive
Income Test Drive is an optional feature that essentially lets you try variable income payments for a 2‑year period without making an irrevocable decision to annuitize. You retain your Accumulation Units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your Accumulation Units. Payments are calculated to approximate the amount you would receive under a one‑life or two‑life annuity for the Income Option and Income Change Method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire Accumulation, any Premiums received during the 2‑year period will be applied to purchase Accumulation Units that will be used to increase your variable income payments.
You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2‑year period. If you die during the Income Test Drive, payments will stop, and the Beneficiary named in your Contract will be entitled to the remaining Accumulation (required minimum distribution rules may require payment within ten years and a continuation of minimum distributions if you die after your required beginning date). At the end of the Income Test Drive, if you have not decided to stop payments, your remaining Accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the Income Option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of Accumulation Units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.
We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your Contract, see “How to transfer and withdraw your money.”

48	Prospectus ∎ TIAA Access

Annuity payments
You are the Annuitant under the Contract. This means if you choose a lifetime Income Option, annuity payments will continue for as long as you live. The amount of annuity payments we pay You or Your Beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the Income Change Method chosen.
Under the annual Income Change Method, the value of an Annuity Unit for payments is redetermined on March 31 of each year (or, if March 31 is not a Valuation Day, the immediately preceding Valuation Day). This date is called the “annual payment Valuation Day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the Separate Account. The net investment experience for the twelve months following the annual payment Valuation Day will be reflected in the Annuity Unit value determined on the next year’s annual payment Valuation Day.
Under the monthly Income Change Method, the value of an Annuity Unit for payments is determined on the payment Valuation Day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a Business Day, the preceding Business Day. The monthly changes in the value of an Annuity Unit reflect the net investment experience of the Separate Account. The formulas for calculating the number and value of annuity units payable are described below.
TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Generally, annuity payments are paid monthly. For income options involving life income, the actual age of the annuitant(s) will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger annuitants. If your annuity payments would be or become less than $100 a month, we reserve the right to change the frequency of payments to quarterly, semi-annual or annual payments, whichever would result in payments of at least $100 or more and the shortest interval of payments.
Transfers during the annuity period
After you begin receiving annuity income from a one‑life annuity, two‑life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your Contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the Separate Account into a “comparable annuity” payable from (i) another fund within the Separate Account (if available), (ii) a CREF Account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF Accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the Separate Account in accordance with the terms of your annuity Contract. Comparable annuities are those which are payable

TIAA Access ∎ Prospectus	49

under the same Income Option, and have the same first and second Annuitant, and remaining Guaranteed Period.
We will process and credit your transfer on the Business Day we receive your request in Good Order. You can also choose to have a transfer take effect at the close of any future Business Day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment Valuation Day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last Valuation Day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.
Calculating the number of annuity units payable
When a Participant or a Beneficiary converts all or a portion of his or her Accumulation into a one‑life annuity, two‑life annuity, or annuity for a fixed period, the number of annuity units payable from the Separate Account under an Income Change Method is determined by dividing the value of the account Accumulation to be applied to provide the annuity payments by the product of the Annuity Unit value for that Income Change Method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.
The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this Separate Account. Contract owners bear no mortality risk under their Contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.
The number of annuity units payable under an Income Change Method under your Contract will be reduced by the number of annuity units you transfer out of that Income Change Method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that Income Change Method under your Contract.

50	Prospectus ∎ TIAA Access

Value of annuity units
The Investment Account’s Annuity Unit value is calculated separately for each Income Change Method for each Valuation Day. We assume an investment return of 4%. The Annuity Unit value for each Income Change Method is determined by updating the Annuity Unit value from the previous Valuation Day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.
The initial value of the Annuity Unit for a new Annuitant is the value determined as of the Valuation Day before annuity payments start.
For participants under the annual Income Change Method, the value of the Annuity Unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the Annuity Unit for payments due on and after the next succeeding May 1 is equal to the Annuity Unit value determined as of the last Valuation Day in March.
For participants under the monthly Income Change Method, the value of the Annuity Unit for payments changes on the payment Valuation Day of each month for the payment due on the first of the following month.
TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.
Death benefits
You can elect various death benefit options for your elected Beneficiary. If you die before receiving annuity payments, your Beneficiary may be eligible to receive a death benefit. The value of the death benefit equals the Accumulation under the Contract. Withdrawals made during the Accumulation Period will reduce the value of the death benefit.
Choosing beneficiaries
Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity Contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your Annuity Partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

TIAA Access ∎ Prospectus	51

Your spouse’s rights
Your choice of Beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, your plan and/or federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as Beneficiary. If you die without having named any Beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.
Amount of death benefit
If you die during the Accumulation Period, the death benefit is the amount of your Accumulation. Each death benefit payment method described below is an elected option and there is no additional fee or cost associated with any payment method.
If you and your Annuity Partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a Guaranteed Period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.
Payment of death benefit
To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in Good Order), including proof of death and the selection of the method of payment.
Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Because Federal ERISA law preempts state unclaimed property laws, ERISA funds are not subject to escheatment. If ERISA funds are abandoned, they are applied back to the contract.
Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated via www.tiaa.org, in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, or by calling our Automated Telephone Service (24 hours a day) at 800‑842‑2252.
Methods of payment of death benefits
Generally, you can choose for your Beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required minimum distribution rules. Your choice of Beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”

52	Prospectus ∎ TIAA Access

Payments during Accumulation Period
Currently, the available methods of payment for death benefits from funds in the Accumulation Period are:

●	Single‑Sum Payment. The entire death benefit is paid to your Beneficiary at once;

●
One‑Life Annuity With or Without Guaranteed Period. Only available to spouse beneficiaries and eligible designated beneficiaries (see “Taxes”), the death benefit is paid for the life of the Beneficiary or through the Guaranteed Period;

●
Annuity for a Fixed Period (only available for certain Contracts). The death benefit is paid for a fixed number of years (subject to the terms of the Contract and the Internal Revenue Code’s minimum distribution requirements); and

●
Minimum Distribution Payments. The Beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your Beneficiary will not receive income for life. Secure 2.0 and final and proposed regulations have extensively changed minimum distribution requirements, especially with regard to surviving spouses. See “Taxes” and “Enacted Tax Legislation” below for more information.

You should consult a qualified tax advisor before designating a Beneficiary.
Death benefits are usually paid monthly (unless you chose a single‑sum method of payment), but your Beneficiary can switch them to quarterly, semiannual or annual payments.
Payments during annuity period
If you and your Annuity Partner die during the annuity period, your Beneficiary can choose to receive any remaining guaranteed periodic payments due under your Contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your Beneficiary can choose to receive the Commuted Value of those payments in a single sum unless you have indicated otherwise. The amount of the Commuted Value will be different from the total of the periodic payments that would otherwise be paid.
Ordinarily, death benefits are subject to federal tax. If taken as a lump‑sum, death benefits would be taxed like a complete withdrawal. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.
Taxes
This section offers general information concerning federal taxes. It does not cover every situation. Tax treatment varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, please consult a qualified tax or legal advisor.

TIAA Access ∎ Prospectus	53

This Contract may be purchased only in connection with a tax‑qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the Contract were to be purchased other than in connection with such a tax‑qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.
Contributions
Generally, contributions you can make under an employer’s plan are limited by federal tax law. For 2025, employee voluntary salary reduction contributions and Roth after‑tax contributions to 403(b) and 401(k) plans are limited to ($23,500) per year ($31,000) per year if you are age 50 or older. If your plan allows and you are ages 60 through 63, a higher catch‑up limit applies under Secure 2.0 (see “Enacted Tax Legislation”) beginning this year. The higher limit is 150% of the regular catch‑up contribution limit for participants ages 50 or older. For 2025, the higher limit is $11,250, resulting in a total contribution limit of $34,750. Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your qualified tax advisor for more information. The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of ($23,500) or 100% of “includable compensation” (as defined by law). The higher regular catch‑up contribution limit for ages 60‑63 also applies to these plans. Special catch‑up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The ($23,500) limit is increased to ($31,000) for employees of state and local governments who are age 50 or older.
Note that the dollar amounts listed above are for 2025; different dollar limits may apply in future years.
Taxation on withdrawals
During the Accumulation Period, Premiums paid in before‑tax dollars, Employer contributions and earnings attributable to these amounts are not taxed as ordinary income until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after‑tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers

54	Prospectus ∎ TIAA Access

between 403(b) plans are not taxed. Transfers among the Investment Accounts within a plan also are not taxed.
If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1⁄2 and you do not timely roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no early distribution tax on distributions (1) made on or after the taxpayer reaches age 59 1⁄2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. The substantially equal periodic payments exception continues to apply in the case of a rollover of a retirement account, or application of a retirement account to an annuity making distributions that satisfy the required minimum distribution rules. Other exceptions may be applicable under certain circumstances, such as distributions made in cases of financial hardship or unforeseeable emergencies or in connection with a qualified birth or adoption, or terminal illness and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% premature distribution tax penalty unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your qualified tax or legal advisor for more information.
Minimum distribution requirements
In most cases, individual employees must begin taking minimum distributions from their qualified contracts by their required beginning date of April 1st of the year following the calendar year in which they reach their RMD Applicable Age (or retirement, if later for employer retirement plan accounts.) For Traditional IRAs (other than Roth IRAs), and with respect to 5% or more owners of the business covered by a Keogh plan, an individual employee’s required beginning date is April 1st of the year following the calendar year in which they reach their RMD Applicable Age.
The “RMD Applicable Age” is age 70 1⁄2 for employees born before 7/1/1949; age 72 if they were born on or after 7/1/1949 or in 1950; age 73 if born between 1951 and 1959; and age 75 if they were born on or after 1960.
Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to an excise tax of up to 25% on the amount you should have received but did not. If a failure to take a required minimum distribution is corrected within a correction window, as specified in the tax law, the excise tax on the failure will be reduced to 10 percent. Roth IRAs and designated Roth accounts under employer plans are not subject to these rules requiring minimum distributions during your

TIAA Access ∎ Prospectus	55

lifetime. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax or legal advisor for more information.
Amounts payable to an individual non‑spouse eligible designated Beneficiary must generally be distributed in full within a 10‑year period after the year of the Participant’s death. If a Participant’s death occurs after the Participant’s required beginning date, the non‑spouse Beneficiary must continue to take required minimum distributions at least as rapidly as the decedent during the first 9 years of the 10‑year period. After the first Beneficiary dies, the 10‑year distribution period would generally apply to the Beneficiary of the first deceased Beneficiary. Generally, the second-generation Beneficiary is also required to continue required minimum distributions at least as rapidly for the remainder of the 10‑year distribution period. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the Participant until he or she reaches majority (21 years of age), and anyone else who is older than or not more than 10 years younger than the Participant. An eligible designated Beneficiary is generally able to satisfy the minimum distribution requirements by “stretching” payouts over the beneficiary’s life expectancy. Minor children, however, can only “stretch” the RMD until they are 21. Thereafter, they will be limited to a 10‑year distribution period which ends when they reach the age of 31. Surviving spouses may elect to determine RMD in the same manner as the deceased participant, using the Uniform Lifetime Table. Proposed regulations have been issued to provide guidance on implementation of this provision and you should consult your qualified tax or legal advisor for more information. The current law also applies to One‑Life, Two‑Life and Fixed Period annuities beginning payments after December 19, 2019. The IRS and Treasury released final regulations with a general effective date of January 1, 2025 updating existing minimum distribution requirements for qualified retirement plans, 403(b) plans, 457(b) plans and IRAs. These rules address many of the outstanding issues concerning interpretation of the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019, Division O of the Further Consolidated Appropriations Act of 2019, P.L. 115‑94, enacted in December 2019. Proposed regulations were also issued alongside the final regulations to address the RMD of surviving spouses, as indicated above, and certain other outstanding RMD issues under the final regulations. We cannot predict which proposed regulations will become final regulations. Consult your qualified tax or legal advisor for more information.
You should consult a qualified tax advisor before selecting an Income Option or designating a Beneficiary.
Withholding on Distributions. If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as

56	Prospectus ∎ TIAA Access

payments from IRAs, hardship withdrawals, lifetime annuity payments, substantially equal periodic payments over your life expectancy or over 10 or more years, or minimum distribution payments.
We will generally withhold federal income taxes on the taxable portion of payments other than “eligible rollover distributions” in accordance with the withholding certificate you provide. IRS Form W‑4R provides for withholding from 0% to 100%, with a 10% default rate. This form is generally used for distributions other than annuity payments. Annuity payments are subject to withholding based on IRS Form W‑4P, with a default of single status with no adjustments. Individual non‑resident, non‑citizens of the United States use IRS Form W‑8BEN (see “Annuity Purchases by Non‑Residents or Non‑Citizens of the U.S.”).
Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. In addition, distributions may be subject to state and/or municipal taxes. Consult a qualified tax or legal advisor regarding the appropriate withholding for your situation.
Premium Taxes. Some states assess premium taxes on the qualified annuity contract Premiums paid under the Contract (e.g. 403(b)). We will deduct the total amount of premium taxes, if any, from your Accumulation based on current state insurance laws, subject to the provisions of your Contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract Premiums depending on the state.
Other considerations
Federal estate, gift and generation-skipping transfer taxes
A purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump‑sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a gift tax when all or part of an annuity contract is transferred to another person for less than adequate consideration and a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. For 2025 the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $13,990,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking

TIAA Access ∎ Prospectus	57

guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that, although civil unions and domestic partnerships may be recognized under state law, they are not marriages unless denominated as such. The impact of the Respect for Marriage Act, providing certain protections for interracial and same‑sex marriages, on existing IRS guidance regarding civil unions and domestic partnerships is uncertain. Consult a qualified tax or legal advisor for more information on this subject.
Annuity Purchases by Non‑Residents or Non‑Citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Enacted Tax Legislation. On December 29, 2022, Secure 2.0 was signed into law under Division T of the Consolidated Appropriations Act of 2023. Secure 2.0 is a significant bipartisan package of provisions that are mostly focused on improving access to, and administration of, retirement plans, and recognizes the importance of lifetime income as a key component of retirement readiness. The Act is generally effective after 2023, with several key provisions effective in 2025 or later years. A number of provisions may directly impact your contract, including withdrawal rights applicable to Contracts funded through mandatory automatic enrollment provisions of employer plans and the ability of certain participants age 60‑63 to make increased catch‑up contributions and take limited distributions to pay for qualifying long-term care insurance, subject to plan provisions. These will be discussed in relevant sections of this Prospectus. TIAA is working with trade associations and other groups to obtain guidance and transition relief for certain provisions, from the IRS and Treasury Department, as we work to adopt procedures and modify systems to comply with the Act.
Possible tax law changes. There is always the possibility that the tax treatment of your Contract could change by legislation or otherwise. Many individual tax provisions, enacted in 2017, are expiring at the end of this year increasing the probability of significant tax legislation. However, the timing and nature of legislative changes is uncertain. Consult a tax or legal advisor with respect to legislative

58	Prospectus ∎ TIAA Access

developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and the above discussion does not constitute tax advice.
Additional information
Spouse’s Rights to Benefits. If you are married, and all or part of your Accumulation is attributable to contributions made under:
A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two‑life annuity with your spouse as second Annuitant.

●
Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named Beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your Accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.
Waiver of Spouse’s Rights. If you are married, and all or part of your Accumulation is attributable to contributions made under:
A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an Income Option other than a two‑life annuity with your spouse as second Annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump‑sum benefit.
In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an Income Option or a lump‑sum benefit must be made in accordance with the IRC and ERISA, or the

TIAA Access ∎ Prospectus	59

applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your Employer.
Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.
Payment to an estate, guardian, trustee, etc.
We reserve the right to pay in one sum the Commuted Value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.
Proof of survival. We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received.
Benefits based on incorrect information. If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made.
Timing of payments to you. In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.
Each of these types of payments is described above. The seven‑day period may be extended under applicable law in certain circumstances, such as an SEC‑recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “Good Order.” If you request that withdrawal proceeds from

60	Prospectus ∎ TIAA Access

an Investment Account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the Nuveen Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Nuveen Money Market Investment Account until the fund pays redemption proceeds.
Legal Proceedings. Neither the Separate Account, TIAA nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA to meet its obligations under the Contracts, or the ability of TC Services to perform its contract with the Separate Account.
Texas Optional Retirement Program Participants. If you are in the Texas Optional Retirement Program, you (or your Beneficiary) can redeem some or all of your Accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the Separate Account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the Separate Account charges described in this prospectus.
Statements and Reports. You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the Separate Account or among the Investment Accounts. The statement will show the date and amount

TIAA Access ∎ Prospectus	61

of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.
If you have any accumulations in the Separate Account, you will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the Investment Accounts during the quarter; and

(4)	any transfers during the quarter.
You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements.
Financial Statements of Us and the Separate Account. Our financial statements and the financial statements of the Separate Account have been included in the SAI.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.
Errors or Omissions. We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.
Householding. To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one Participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at: 800‑842‑2252.
General information
Electronic Prospectus. If you received this prospectus electronically and would like a paper copy, please call 800‑842‑2252 and we will send it to you.
Telephone and Internet Transactions. You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use

62	Prospectus ∎ TIAA Access

reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.
To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800‑842‑2252. To use the Internet, go to the account access feature of the TIAA website at www.tiaa.org.
We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.
Customer Complaints. Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800‑842‑2252.

TIAA Access ∎ Prospectus	63

Appendix A—Funds available under the Contract
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800‑842‑2252, or by sending an email request to: disclosure@tiaa.org.
The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen Bond Index Fund (Class R6) Teachers Advisors, LLC	0.07%		1.43%	‑0.38%	1.24%
Fixed Income	Nuveen Core Bond Fund (Class R6) Teachers Advisors, LLC	0.29%		2.66%	0.24%	1.92%
Equity	Nuveen Core Equity Fund (Class R6) Teachers Advisors, LLC	0.40%		28.98%	15.05%	13.01%
Fixed Income	Nuveen Core Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.36%		2.56%	-0.11%	1.70%
Fixed Income	Nuveen Core Plus Bond Fund (Class R6) Teachers Advisors, LLC	0.30%		3.11%	0.58%	2.18%
Equity	Nuveen Emerging Markets Equity Fund (Class R6) Teachers Advisors, LLC	0.90%		-0.29%	-2.17%	2.40%
Equity	Nuveen Emerging Markets Equity Index Fund (Class R6) Teachers Advisors, LLC	0.16%		6.71%	1.19%	3.40%
Equity	Nuveen Equity Index Fund (Class R6) Teachers Advisors, LLC	0.05%		23.71%	13.83%	12.51%
Fixed Income	Nuveen Green Bond Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	3.06%	0.60%	N/A

64	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen High Yield Fund (Class R6) Teachers Advisors, LLC	0.37%		7.89%	3.33%	4.67%
Fixed Income	Nuveen Inflation Linked Bond Fund (Class R6) Teachers Advisors, LLC	0.26%		3.28%	2.62%	2.28%
Fixed Income	Nuveen International Bond Fund (Class R6) Teachers Advisors, LLC	0.60	%¹	4.60%	0.72%	N/A
Equity	Nuveen International Equity Fund (Class R6) Teachers Advisors, LLC	0.46%		4.00%	5.22%	4.84%
Equity	Nuveen International Equity Index Fund (Class R6) Teachers Advisors, LLC	0.05%		3.70%	4.83%	5.38%
Equity	Nuveen International Opportunities Fund (Class R6) Teachers Advisors, LLC	0.60%		0.72%	3.78%	5.88%
Equity	Nuveen International Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.34%		3.18%	5.22%	N/A
Equity	Nuveen Large Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.41%		29.17%	16.56%	15.15%
Equity	Nuveen Large Cap Growth Index Fund (Class R6) Teachers Advisors, LLC	0.05%		33.28%	18.91%	16.71%
Equity	Nuveen Large Cap Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.17%		18.24%	12.63%	11.67%
Equity	Nuveen Large Cap Value Fund (Class R6) Teachers Advisors, LLC	0.41%		14.80%	9.94%	8.50%
Equity	Nuveen Large Cap Value Index Fund (Class R6) Teachers Advisors, LLC	0.05%		14.27%	8.67%	8.45%
Asset Allocation	Nuveen Lifecycle Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	7.66%	4.43%	5.08%
Asset Allocation	Nuveen Lifecycle 2010 Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	7.59%	4.46%	5.19%
Asset Allocation	Nuveen Lifecycle 2015 Fund (Class R6) Teachers Advisors, LLC	0.38	%¹	7.86%	4.69%	5.48%

TIAA Access ∎ Prospectus	65

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle 2020 Fund (Class R6) Teachers Advisors, LLC	0.39	%¹	8.33%	5.05%	5.87%
Asset Allocation	Nuveen Lifecycle 2025 Fund (Class R6) Teachers Advisors, LLC	0.40	%¹	9.06%	5.67%	6.43%
Asset Allocation	Nuveen Lifecycle 2030 Fund (Class R6) Teachers Advisors, LLC	0.41	%¹	10.16%	6.41%	7.04%
Asset Allocation	Nuveen Lifecycle 2035 Fund (Class R6) Teachers Advisors, LLC	0.42	%¹	11.36%	7.22%	7.67%
Asset Allocation	Nuveen Lifecycle 2040 Fund (Class R6) Teachers Advisors, LLC	0.43	%¹	12.76%	8.17%	8.34%
Asset Allocation	Nuveen Lifecycle 2045 Fund (Class R6) Teachers Advisors, LLC	0.44	%¹	13.80%	8.86%	8.81%
Asset Allocation	Nuveen Lifecycle 2050 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	14.27%	9.09%	8.97%
Asset Allocation	Nuveen Lifecycle 2055 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	14.46%	9.19%	9.06%
Asset Allocation	Nuveen Lifecycle 2060 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	14.56%	9.31%	9.16%
Asset Allocation	Nuveen Lifecycle 2065 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	14.71%	N/A	N/A
Asset Allocation	Nuveen Lifecycle Index Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	7.86%	4.63%	5.08%
Asset Allocation	Nuveen Lifecycle Index 2010 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	7.40%	4.45%	5.07%
Asset Allocation	Nuveen Lifecycle Index 2015 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	8.06%	4.89%	5.49%
Asset Allocation	Nuveen Lifecycle Index 2020 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	8.71%	5.29%	5.93%
Asset Allocation	Nuveen Lifecycle Index 2025 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	9.48%	5.93%	6.53%

66	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle Index 2030 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	10.60%	6.66%	7.19%
Asset Allocation	Nuveen Lifecycle Index 2035 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	11.84%	7.50%	7.87%
Asset Allocation	Nuveen Lifecycle Index 2040 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	13.52%	8.50%	8.61%
Asset Allocation	Nuveen Lifecycle Index 2045 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	14.63%	9.23%	9.13%
Asset Allocation	Nuveen Lifecycle Index 2050 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.18%	9.48%	9.31%
Asset Allocation	Nuveen Lifecycle Index 2055 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.35%	9.58%	9.41%
Asset Allocation	Nuveen Lifecycle Index 2060 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.59%	9.73%	9.53%
Asset Allocation	Nuveen Lifecycle Index 2065 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.76%	N/A	N/A
Equity	Nuveen Quant Mid Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.50%		8.50%	5.70%	7.53%
Equity	Nuveen Mid Cap Value 1 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.75	%¹	10.85%	9.67%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Teachers Advisors, LLC	0.46%		14.49%	7.69%	6.91%
Money Market	Nuveen Money Market Fund (Class R6) Teachers Advisors, LLC	0.12%		5.19%	2.41%	1.69%
Equity	Nuveen Quant Small/Mid Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.47%		18.33%	12.87%	N/A
Equity	Nuveen Quant Small Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.41%		16.26%	10.49%	9.51%
Equity	Nuveen Real Estate Securities Select Fund (Class R6) Teachers Advisors, LLC	0.50%		5.31%	3.53%	6.26%

TIAA Access ∎ Prospectus	67

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Nuveen S&P 500 Index Fund (Class R6) Teachers Advisors, LLC	0.05%		24.94%	14.47%	13.04%
Fixed Income	Nuveen Short Duration Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.35	%¹	5.21%	2.23%	N/A
Fixed Income	Nuveen Short Term Bond Fund (Class R6) Teachers Advisors, LLC	0.27%		5.31%	2.27%	2.19%
Fixed Income	Nuveen Short Term Bond Index Fund (Class R6) Teachers Advisors, LLC	0.08%		4.39%	1.53%	N/A
Equity	Nuveen Small Cap Blend Index Fund (Class R6) Teachers Advisors, LLC	0.06%		11.57%	7.52%	7.97%
Equity	Nuveen Winslow Large‑Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.51	%¹	43.79%	18.42%	14.06%
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.62%		16.02%	15.70%	14.73%
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.76%		13.16%	10.55%	9.88%
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.58%		4.00%	1.57%	N/A
Equity	American Beacon Man Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Numeric Investors LLC (Subadviser)	0.73%		24.12%	14.90%	N/A
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.63%		8.92%	7.64%	8.32%
Equity	American Funds EuroPacific Growth Fund (Class R6) Capital Research and Management Company	0.47%		17.16%	11.48%	11.47%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.41%		19.34%	11.48%	11.47%

68	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		19.34%	12.41%	11.69%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.83%		6.62%	7.16%	6.46%
Fixed Income	BlackRock High Yield Bond Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited (Subadviser)	0.48	%¹	8.74%	4.44%	5.17%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	0.79	%¹	1.87%	2.06%	2.19%
Fixed Income	BlackRock Total Return Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	0.38%		1.84%	0.09%	1.73%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.84%		6.19%	7.90%	10.70%
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	%¹	6.90%	3.25%	4.24%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		23.18%	14.45%	12.73%
Equity	Dodge & Cox International Stock Fund (Class I) Dodge & Cox	0.62%		3.80%	5.06%	4.37%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		24.55%	10.40%	11.66%
Equity	iShares Russell Mid‑Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.04%		15.32%	9.95%	N/A
Fixed Income	JPMorgan Core Plus Bond Fund (Class R6) JPMorgan Investment Management Inc.	0.38	%¹	3.00%	0.59%	2.04%

TIAA Access ∎ Prospectus	69

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		12.80%	8.71%	9.37%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	%¹	34.17%	20.27%	17.87%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	%¹	9.22%	8.71%	6.92%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80	%¹	5.96%	3.93%	N/A
Fixed Income	Lord Abbett High Yield Fund (Class R6) Lord Abbett & Co. LLC	0.63%		8.89%	3.11%	N/A
Equity	Macquarie Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited	1.06	%¹	6.61%	2.05%	N/A
Equity	Macquarie Small Cap Value Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited	0.70%		11.32%	7.39%	N/A
Fixed Income	MainStay Mackay High Yield Corporate Bond Fund (Class R6) MacKay Shields LLC (Subadviser)	0.56%		7.14%	4.17%	5.26%
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.73	%¹	6.52%	4.70%	N/A
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.66	%¹	14.79%	9.17%	11.60%
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.62	%¹	14.11%	9.99%	9.22%
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.44	%¹	12.02%	8.34%	8.92%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.83%		14.77%	8.93%	11.33%

70	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Northern World Selection Index Fund (Class K) Northern Trust Investments, Inc.	0.25%		17.29%	N/A	N/A
Equity	Parnassus Core Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.61	%¹	18.75%	13.49%	12.25%
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75	%¹	10.21%	5.61%	N/A
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68	%¹	10.68%	7.12%	N/A
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	%¹	12.27%	13.14%	N/A
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM Fixed Income (Subadviser)	0.39	%¹	3.03%	0.20%	2.25%
Equity	T. Rowe Price® Blue Chip Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.57%		35.79%	14.70%	N/A
Equity	T. Rowe Price® Large‑Cap Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.55%		30.99%	16.37%	16.14%
Equity	T. Rowe Price® Integrated U.S. Small‑Cap Growth Equity Fund (I Class) T. Rowe Price® Associates, Inc.	0.65%		13.06%	8.06%	N/A
Fixed Income	Templeton Global Bond Fund (Class R6) Franklin Advisers, Inc.	0.59	%¹	-11.54%	-4.76%	-1.64%
Equity	Vanguard® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%		14.59%	8.28%	8.17%
Index	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.09%		11.00%	3.02%	4.03%
Equity	Vanguard® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.18%		15.16%	9.97%	10.07%
Equity	Vanguard® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.33%		10.37%	9.24%	10.22%

TIAA Access ∎ Prospectus	71

			Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Index	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	16.93%	9.91%	9.48%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	5.23%	2.44%	1.72%
Index	Vanguard® FTSE Social Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.13%	25.97%	14.53%	N/A
Fixed Income	Vanguard® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	1.86%	1.79%	2.12%
Index	Vanguard® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	24.99%	14.51%	13.09%
Fixed Income	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	1.48%	0.08%	1.23%
Equity	Vanguard® Mid‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	16.41%	10.57%	10.40%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.13%	4.92%	2.99%	5.06%
Equity	Vanguard® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.42%	7.18%	10.95%	8.86%
Equity	Vanguard® Small‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	14.23%	9.30%	9.09%
Index	Vanguard® Small‑Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	12.41%	9.91%	8.68%
Passively managed mutual fund	Vanguard® Total Bond Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	1.26%	-0.30%	1.35%
Fixed Income	Vanguard® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	3.71%	0.12%	1.94%
Equity	Vanguard® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	5.14%	4.28%	5.06%

72	Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/24)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Vanguard® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	23.74%	13.80%	12.49%
Equity	Vanguard® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	16.43%	9.92%	N/A
Money Market	Vanguard® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.07%	5.24%	2.43%	1.71%
Equity	Vanguard® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.18%	14.86%	8.24%	8.44%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Franklin Templeton Fund Adviser, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.42%	-0.75%	-1.54%	1.52%

[1]	The Fund’s annual expenses reflect temporary fee reductions.

TIAA Access ∎ Prospectus	73

The Statement of Information (“SAI”) dated May 1, 2025, includes additional information about the Separate Account. The SAI and has been filed with the SEC and is incorporated by reference into this prospectus. We will provide the SAI without charge upon request. To obtain a free copy of the SAI and make inquiries about your Contract, you may visit our website at: www.tiaa.org/access_pro; by calling us toll-free at 800‑842‑2252; or by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services).
You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
How to reach us

By mail
Send all notices, forms, requests or
payments to:
TIAA
P.O. Box 1259
Charlotte, NC 28201
TIAA website
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
TIAA.org
24 hours a day, 7 days a week
Automated telephone service
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums
800‑842‑2252
24 hours a day, 7 days a week
National Contact Center
Retirement saving and planning, income options and payments, Beneficiary services and tax reporting
800‑842‑2252
8 a.m. to 10 p.m. (ET), Monday–Friday
For the hearing- or speech-impaired
800‑842‑2755
8 a.m. to 10 p.m. (ET), Monday–Friday
TIAA Brokerage Services
Self-directed brokerage accounts for investing in stocks, bonds and mutual funds
800‑927‑3059
8 a.m. to 7 p.m. (ET), Monday–Friday
Advisor services
888‑842‑0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

EDGAR contract identifier: C000035389	A41189 (5/25)

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2025

Levels 1, 2, 3, 4

This Statement of Additional Information (“SAI”) contains additional information regarding Individual and Group Variable Annuity contracts (“Contracts”) funded through TIAA Separate Account VA-3. This SAI is not a prospectus and should be read in connection with the current prospectus dated May 1, 2025 (the “Prospectus”) for the Contracts.

You may obtain a copy of the Prospectus or make inquiries about your Contract at no charge by writing us at: Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206; by calling us toll-free at 800-842-2252; by visiting our website at www.tiaa.org/access_pro; or by accessing the Securities and Exchange Commission’s website at www.sec.gov. Terms used in the Prospectus are incorporated by reference into this SAI.

Purchases of securities being offered	B-3

Annuity payments	B-3

Additional information	B-4

State regulation	B-4

Legal matters	B-4

Registration statement	B-4

Financial statements	B-4

General information and history

Teachers Insurance and Annuity Association of America (“TIAA”)

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Governors, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers insurance policies and financial products other than TIAA Access, and some of these products, such as fixed annuities, are supported by the assets in our general account.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management in the United States. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.

The Separate Account

TIAA Separate Account VA-3 (“Separate Account”) was established as of May 17, 2006, as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered.

Although TIAA owns the assets of the Separate Account and the obligations under the contract are obligations of TIAA, the contract states that the Separate Account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the Separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income.

Services

We have an agreement with State Street Bank and Trust Company, (“State Street”) a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account. State Street is located at One Lincoln Street, Boston, Massachusetts 02111. TIAA approximately paid State Street for services rendered for the fiscal year ended December 31, $590,717 in 2022, $592,575 in 2023 and $686,421 in 2024.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the Separate Account. JPMorgan Chase Bank, N.A. is located at 270 Park Avenue, New York, NY 10017.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Experts

Independent registered public accounting firm

TIAA statutory-basis financial statements

The statutory-basis financial statements as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024 included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2024 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Principal underwriter

Distribution of Contracts

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. Services performs all sales and marketing functions relative to the Contracts. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. TIAA approximately paid Services fees for fiscal year ended December 31, $7,739,871 in 2022, $8,013,093 in 2023 and $9,534,469 in 2024.

Purchases of securities being offered

The Contracts are generally offered to individuals and groups that are employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions in connection with tax-qualified pension plans under IRC sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The offering of the Contracts is continuous. As discussed in the Prospectus, TIAA does not charge a sales load for any Contract.

There are no special purchase plans or special exchange privileges in the Contracts as described in the Prospectus. However, a contract owner may exchange among other certain investment accounts available in the Prospectus, subject to the terms of the Contract. In addition, a contract owner may exchange, subject to the terms of the Contract, to another TIAA account, some of which are supported by the assets in TIAA’s general account. For more information, see the Prospectus under the section “The Annuity Contracts We Offer.” TIAA has adopted policies restricting frequent trading activity, which are discussed further in the Prospectus under the heading “Market Timing and Excessive Trading Policy.”

Annuity payments

The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. You may choose either a monthly or annual income change method. The amount of the annuity payments will change according to the income change method chosen. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the investment account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the investment account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start. TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Calculating the Number of Annuity Units Payable: When a contract owner or a beneficiary converts all or a portion of their accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the accumulation to be applied to

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their Contracts - actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your Contract will be reduced by the number of annuity units you transfer out of that income change method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your Contract.

Additional information

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Aneal Krishnamurthy, Managing Director, Associate General Counsel, Products & Insurance Law. Carlton Fields, P.A. has provided advice on certain matters relating to the federal securities laws.

Registration statement

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this SAI. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this SAI. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Teachers Insurance and Annuity Association of America and the Contract Owners of TIAA Separate Account VA-3

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA Separate Account VA-3 indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA Separate Account VA-3 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Nuveen Bond Index Fund(1)	Nuveen Social Choice Low Carbon Equity Fund(14)

Nuveen Core Bond Fund(1)	Nuveen Winslow Large-Cap Growth ESG Fund(8)

Nuveen Core Equity Fund(1)	Amana Income Fund (Institutional Shares)(9)

Nuveen Core Impact Bond Fund(1)	Amana Participation Fund (Institutional Shares)(10)

Nuveen Core Plus Bond Fund(1)	American Beacon Bridgeway Large Cap Growth Fund (Class R6)(1)

Nuveen Emerging Markets Equity Fund(1)	American Century Mid Cap Value Fund (R6 Class)(1)

Nuveen Emerging Markets Equity Index Fund(1)	American Funds EuroPacific Growth Fund (Class R-6)(1)

Nuveen Equity Index Fund(1)	American Funds New Perspective Fund (Class R-6)(1)

Nuveen Green Bond Fund(2)	American Funds Washington Mutual Investors Fund (Class R-6)(1)

Nuveen High-Yield Fund(1)	Ariel Appreciation Fund (Institutional Class)(1)

Nuveen Inflation-Linked Bond Fund(1)	Blackrock Total Return Fund (Class K)(11)

Nuveen International Equity Fund(1)	Champlain Mid Cap Fund (Institutional Shares)(1)

Nuveen International Equity Index Fund(1)	DFA Emerging Markets Portfolio (Institutional Class)(1)

Nuveen International Responsible Equity Fund(1)	Dodge & Cox International Stock Fund (Class I)(1)

Nuveen Large Cap Growth Fund(1)	Invesco Discovery Mid Cap Growth Fund (Class R6)(12)

Nuveen Large Cap Growth Index Fund(1)	iShares Russell Mid-Cap Index Fund (Class K)(1)

Nuveen Large Cap Responsible Equity Fund(1)	JPMorgan Core Plus Bond Fund (Class R6)(11)

Nuveen Large Cap Value Fund(1)	JPMorgan Equity Income Fund (Class R6)(1)

Nuveen Large Cap Value Index Fund(1)	JPMorgan Large Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle Retirement Income Fund(1)	JPMorgan Small Cap Value Fund (Class R-6)(1)

Nuveen Lifecycle 2010 Fund(1)	Lazard International Equity Portfolio (R6 Shares)(1)

Nuveen Lifecycle 2015 Fund(1)	Lord Abbett High Yield Fund (Class R6)(1)

Nuveen Lifecycle 2020 Fund(1)	Macquarie Emerging Markets Fund (Class R6)(1)

Nuveen Lifecycle 2025 Fund(1)	Macquarie Small Cap Value Fund (Class R6)(1)

Nuveen Lifecycle 2030 Fund(1)	MFS International Diversification Fund (Class R6)(1)

Nuveen Lifecycle 2035 Fund(1)	MFS Mid Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle 2040 Fund(1)	MFS Mid Cap Value Fund (Class R6)(1)

Nuveen Lifecycle 2045 Fund(1)	Nationwide Geneva Small Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle 2050 Fund(1)	NYLI MacKay High Yield Corporate Bond Fund (Class R6)(11)

Nuveen Lifecycle 2055 Fund(1)	Parnassus Core Equity Fund (Institutional Shares)(1)

Nuveen Lifecycle 2060 Fund(1)	Parnassus Mid Cap Growth Fund (Institutional Shares)(1)

Nuveen Lifecycle 2065 Fund(1)	Parnassus Value Equity Fund (Institutional Shares)(1)

Nuveen Lifecycle Index Retirement Income Fund(3)	PGIM Total Return Bond Fund (Class R6)(1)

Nuveen Lifecycle Index 2010 Fund(3)	Templeton Global Bond Fund (Class R6)(1)

Nuveen Lifecycle Index 2015 Fund(3)	T. Rowe Price Large-Cap Growth Fund (I Class)(1)

Nuveen Lifecycle Index 2020 Fund(3)	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (I Class)(1)

Nuveen Lifecycle Index 2025 Fund(4)	Vanguard Emerging Markets Stock Index Fund (Institutional Shares)(1)

Nuveen Lifecycle Index 2030 Fund(1)	Vanguard Equity Income Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2035 Fund(1)	Vanguard Explorer Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2040 Fund(1)	Vanguard Extended Market Index Fund (Institutional Plus Shares)(1)

Nuveen Lifecycle Index 2045 Fund(1)	Vanguard FTSE Social Index Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2050 Fund(5)	Vanguard Institutional Index Fund (Institutional Plus Shares)(1)

Nuveen Lifecycle Index 2055 Fund(1)	Vanguard Intermediate-Term Treasury Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2060 Fund(6)	Vanguard Mid Cap Index Fund (Admiral Shares)(13)

Nuveen Lifecycle Index 2065 Fund(7)	Vanguard Selected Value Fund (Investor Shares)(1)

Nuveen Mid Cap Growth Fund(1)	Vanguard Small-Cap Index Fund (Admiral Shares)(12)

Nuveen Mid Cap Value Fund(1)	Vanguard Small-Cap Value Index Fund (Institutional Shares)(1)

Nuveen Money Market Fund(1)	Vanguard Total Bond Market Index Fund (Institutional Plus Shares)(1)

Nuveen Quant Small Cap Equity Fund(1)	Vanguard Total International Bond Index Fund (Institutional Shares)(1)

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Nuveen Real Estate Securities Select Fund(1)	Vanguard Treasury Money Market Fund (Admiral Shares)(1)

Nuveen S&P 500 Index Fund(1)	Vanguard Wellington Fund (Admiral Shares)(1)

Nuveen Short-Term Bond Fund(1)	Western Asset Core Plus Bond Fund (Class IS)(1)

Nuveen Small Cap Blend Index Fund(1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and December 31, 2023.
(2)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period January 3, 2023 (commencement of operations) through December 31, 2023.

(3)	Statement of operations and statement of changes in net assets for the period February 26, 2024 (commencement of operations) through December 31, 2024.
(4)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period February 1, 2023 (commencement of operations) through December 31, 2023.

(5)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period February 13, 2023 (commencement of operations) through December 31, 2023.

(6)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period March 13, 2023 (commencement of operations) through December 31, 2023.

(7)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period April 7, 2023 (commencement of operations) through December 31, 2023.

(8)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period January 9, 2023 (commencement of operations) through December 31, 2023.

(9)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period January 4, 2023 (commencement of operations) through December 31, 2023.

(10)	Statement of operations and statement of changes in net assets for the period July 22, 2024 (commencement of operations) through December 31, 2024.
(11)	Statement of operations and statement of changes in net assets for the period May 1, 2024 (commencement of operations) through December 31, 2024.
(12)	Statement of operations and statement of changes in net assets for the period January 1, 2024 (commencement of operations) through December 31, 2024.
(13)	Statement of operations and statement of changes in net assets for the period July 10, 2024 (commencement of operations) through December 31, 2024.
(14)

Statement of operations for the period January 1, 2024 through December 13, 2024 and statement of changes in net assets for the period January 1, 2024 through December 13, 2024 and for the year ended December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the Teachers Insurance and Annuity Association of America management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA Separate Account VA-3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA Separate Account VA-3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 28, 2025

We have served as the auditor of one or more of the sub-accounts of TIAA Separate Account VA-3 since 2007.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Bond Index Fund Sub-Account	Nuveen Core Bond Fund Sub-Account	Nuveen Core Equity Fund Sub-Account	Nuveen Core Impact Bond Fund Sub-Account	Nuveen Core Plus Bond Fund Sub-Account

ASSETS

Investments, at value	$234,727,404	$14,611,759	$332,097,321	$3,503,367	$90,141,584

Total assets	234,727,404	14,611,759	332,097,321	3,503,367	90,141,584

NET ASSETS	$234,727,404	$14,611,759	$332,097,321	$3,503,367	$90,141,584

NET ASSETS

Accumulation fund	$234,727,404	$14,611,759	$332,097,321	$3,503,367	$90,141,584

Net assets	$234,727,404	$14,611,759	$332,097,321	$3,503,367	$90,141,584

Investments, at cost	$260,770,218	$16,122,083	$320,638,529	$3,544,133	$101,068,409

Shares held in corresponding Funds	24,734,184	1,618,135	22,022,369	395,861	9,938,433

UNIT VALUE

Level 1	$31.79	$44.26	$163.64	$23.34	$45.33

Level 2	30.94	42.84	158.40	—	43.88

Level 3	30.31	41.71	154.20	—	42.71

Level 4	29.09	39.52	146.13	—	40.48

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Bond Index Fund Sub-Account	Nuveen Core Bond Fund Sub-Account	Nuveen Core Equity Fund Sub-Account	Nuveen Core Impact Bond Fund Sub-Account	Nuveen Core Plus Bond Fund Sub-Account

INVESTMENT INCOME

Dividends	$7,234,576	$639,928	$3,489,901	$147,917	$4,159,543

EXPENSES

Administrative expenses	133,912	96,161	1,027,842	1,724	501,912

Mortality and expense risk charges	106,814	7,538	154,034	1,724	45,616

Total expenses	240,726	103,699	1,181,876	3,448	547,528

Net investment income (loss)	6,993,850	536,229	2,308,025	144,469	3,612,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,369,274)	(404,159)	5,098,760	(65,004)	(2,549,253)

Capital gain distributions	—	—	31,505,229	—	—

Net realized gain (loss)	(1,369,274)	(404,159)	36,603,989	(65,004)	(2,549,253)

Net change in unrealized appreciation (depreciation) on investments	(2,557,064)	158,445	35,086,168	(1,527)	1,083,794

Net realized and unrealized gain (loss) on investments	(3,926,338)	(245,714)	71,690,157	(66,531)	(1,465,459)

Net increase (decrease) in net assets from operations	$3,067,512	$290,515	$73,998,182	$77,938	$2,146,556

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Emerging Markets Equity Fund Sub-Account	Nuveen Emerging Markets Equity Index Fund Sub-Account	Nuveen Equity Index Fund Sub-Account	Nuveen Green Bond Fund Sub-Account	Nuveen High-Yield Fund Sub-Account

ASSETS

Investments, at value	$9,369,710	$54,478,489	$275,496,480	$866,829	$177,455,519

Total assets	9,369,710	54,478,489	275,496,480	866,829	177,455,519

NET ASSETS	$9,369,710	$54,478,489	$275,496,480	$866,829	$177,455,519

NET ASSETS

Accumulation fund	$9,369,710	$54,478,489	$275,496,480	$866,829	$177,455,519

Net assets	$9,369,710	$54,478,489	$275,496,480	$866,829	$177,455,519

Investments, at cost	$12,480,755	$57,049,734	$161,715,352	$870,070	$185,590,048

Shares held in corresponding Funds	1,205,883	5,058,356	6,717,788	95,994	20,188,341

UNIT VALUE

Level 1	$26.20	$29.47	$136.33	$26.17	$68.59

Level 2	25.49	28.67	131.95	—	66.39

Level 3	24.98	28.09	128.46	—	64.63

Level 4	23.97	26.96	121.73	—	44.71

	Nuveen Emerging Markets Equity Fund Sub-Account	Nuveen Emerging Markets Equity Index Fund Sub-Account	Nuveen Equity Index Fund Sub-Account	Nuveen Green Bond Fund Sub-Account	Nuveen High-Yield Fund Sub-Account

INVESTMENT INCOME

Dividends	$242,186	$1,560,589	$3,572,151	$28,868	$10,789,790

EXPENSES

Administrative expenses	9,234	33,482	657,086	327	134,769

Mortality and expense risk charges	5,320	30,150	136,994	327	83,963

Total expenses	14,554	63,632	794,080	654	218,732

Net investment income (loss)	227,632	1,496,957	2,778,071	28,214	10,571,058

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(761,983)	568,713	27,885,832	(442)	(1,288,762)

Capital gain distributions	—	—	893,455	—	—

Net realized gain (loss)	(761,983)	568,713	28,779,287	(442)	(1,288,762)

Net change in unrealized appreciation (depreciation) on investments	532,696	1,953,294	25,516,465	(12,434)	3,224,155

Net realized and unrealized gain (loss) on investments	(229,287)	2,522,007	54,295,752	(12,876)	1,935,393

Net increase (decrease) in net assets from operations	$(1,655)	$4,018,964	$57,073,823	$15,338	$12,506,451

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Inflation Linked Bond Fund Sub-Account	Nuveen International Equity Fund Sub-Account	Nuveen International Equity Index Fund Sub-Account	Nuveen International Responsible Equity Fund Sub-Account	Nuveen Large Cap Growth Fund Sub-Account

ASSETS

Investments, at value	$4,684,503	$593,087,021	$1,231,101,287	$143,393,720	$218,408,105

Total assets	4,684,503	593,087,021	1,231,101,287	143,393,720	218,408,105

NET ASSETS	$4,684,503	$593,087,021	$1,231,101,287	$143,393,720	$218,408,105

NET ASSETS

Accumulation fund	$4,684,503	$593,087,021	$1,231,101,287	$143,393,720	$218,408,105

Net assets	$4,684,503	$593,087,021	$1,231,101,287	$143,393,720	$218,408,105

Investments, at cost	$5,120,122	$529,961,831	$1,085,218,380	$133,460,679	$175,687,507

Shares held in corresponding Funds	447,421	44,930,835	55,959,149	11,098,585	7,607,388

UNIT VALUE

Level 1	$44.35	$41.72	$44.07	$33.88	$199.73

Level 2	42.92	40.38	42.66	—	193.33

Level 3	41.79	39.31	41.53	—	188.20

Level 4	39.60	37.25	41.76	32.96	178.35

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Inflation Linked Bond Fund Sub-Account	Nuveen International Equity Fund Sub-Account	Nuveen International Equity Index Fund Sub-Account	Nuveen International Responsible Equity Fund Sub-Account	Nuveen Large Cap Growth Fund Sub-Account

INVESTMENT INCOME

Dividends	$164,497	$14,896,804	$37,776,338	$4,355,794	$565,295

EXPENSES

Administrative expenses	30,660	3,753,669	902,454	72,060	1,284,626

Mortality and expense risk charges	2,452	307,689	617,292	72,052	104,676

Total expenses	33,112	4,061,358	1,519,746	144,112	1,389,302

Net investment income (loss)	131,385	10,835,446	36,256,592	4,211,682	(824,007)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(114,968)	9,555,087	8,852,341	96,095	8,756,992

Capital gain distributions	—	—	—	40,431	12,692,088

Net realized gain (loss)	(114,968)	9,555,087	8,852,341	136,526	21,449,080

Net change in unrealized appreciation (depreciation) on investments	107,346	(1,924,668)	(5,590,014)	21,258	30,730,944

Net realized and unrealized gain (loss) on investments	(7,622)	7,630,419	3,262,327	157,784	52,180,024

Net increase (decrease) in net assets from operations	$123,763	$18,465,865	$39,518,919	$4,369,466	$51,356,017

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Large Cap Growth Index Fund Sub-Account	Nuveen Large Cap Responsible Equity Fund Sub-Account	Nuveen Large Cap Value Fund Sub-Account	Nuveen Large Cap Value Index Fund Sub-Account	Nuveen Lifecycle Retirement Income Fund Sub-Account

ASSETS

Investments, at value	$710,382,837	$314,353,881	$724,111,184	$817,975,460	$47,773,009

Total assets	710,382,837	314,353,881	724,111,184	817,975,460	47,773,009

NET ASSETS	$710,382,837	$314,353,881	$724,111,184	$817,975,460	$47,773,009

NET ASSETS

Accumulation fund	$710,382,837	$314,353,881	$724,111,184	$817,975,460	$41,284,159

Annuity fund	—	—	—	—	6,488,850

Net assets	$710,382,837	$314,353,881	$724,111,184	$817,975,460	$47,773,009

Investments, at cost	$445,468,830	$285,329,641	$634,796,954	$648,357,077	$49,361,630

Shares held in corresponding Funds	10,607,479	11,957,166	32,794,891	31,964,653	4,238,954

UNIT VALUE

Level 1	$218.69	$125.03	$83.77	$83.63	$57.29

Level 2	211.68	121.02	81.08	80.95	55.52

Level 3	206.07	117.81	78.93	78.80	54.15

Level 4	172.37	111.64	74.80	82.27	51.51

	Nuveen Large Cap Growth Index Fund Sub-Account	Nuveen Large Cap Responsible Equity Fund Sub-Account	Nuveen Large Cap Value Fund Sub-Account	Nuveen Large Cap Value Index Fund Sub-Account	Nuveen Lifecycle Retirement Income Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,122,420	$3,653,024	$10,545,085	$16,220,475	$1,578,126

EXPENSES

Administrative expenses	408,163	1,017,887	3,044,823	552,427	187,453

Mortality and expense risk charges	318,032	151,935	330,901	400,369	24,583

Total expenses	726,195	1,169,822	3,375,724	952,796	212,036

Net investment income (loss)	3,396,225	2,483,202	7,169,361	15,267,679	1,366,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	34,934,940	20,099,903	6,136,430	17,157,078	(190,537)

Capital gain distributions	18,250,602	38,742,440	17,677,728	8,156,162	127,989

Net realized gain (loss)	53,185,542	58,842,343	23,814,158	25,313,240	(62,548)

Net change in unrealized appreciation (depreciation) on investments	121,422,804	(9,873,341)	50,552,569	63,040,735	2,092,391

Net realized and unrealized gain (loss) on investments	174,608,346	48,969,002	74,366,727	88,353,975	2,029,843

Net increase (decrease) in net assets from operations	$178,004,571	$51,452,204	$81,536,088	$103,621,654	$3,395,933

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Lifecycle 2010 Fund Sub-Account	Nuveen Lifecycle 2015 Fund Sub-Account	Nuveen Lifecycle 2020 Fund Sub-Account	Nuveen Lifecycle 2025 Fund Sub-Account	Nuveen Lifecycle 2030 Fund Sub-Account

ASSETS

Investments, at value	$111,882,204	$149,401,998	$371,345,466	$597,096,429	$761,945,310

Total assets	111,882,204	149,401,998	371,345,466	597,096,429	761,945,310

NET ASSETS	$111,882,204	$149,401,998	$371,345,466	$597,096,429	$761,945,310

NET ASSETS

Accumulation fund	$111,882,204	$149,401,998	$371,345,466	$597,096,429	$761,945,310

Net assets	$111,882,204	$149,401,998	$371,345,466	$597,096,429	$761,945,310

Investments, at cost	$120,363,068	$157,095,712	$390,424,278	$618,307,906	$765,032,646

Shares held in corresponding Funds	11,255,755	16,508,508	39,504,837	60,434,861	74,408,722

UNIT VALUE

Level 1	$60.45	$61.88	$63.87	$67.07	$70.43

Level 2	58.51	59.90	61.83	64.92	68.18

Level 3	56.96	58.31	60.19	63.20	66.37

Level 4	53.98	55.26	57.04	59.89	62.89

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Lifecycle 2010 Fund Sub-Account	Nuveen Lifecycle 2015 Fund Sub-Account	Nuveen Lifecycle 2020 Fund Sub-Account	Nuveen Lifecycle 2025 Fund Sub-Account	Nuveen Lifecycle 2030 Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,180,754	$5,461,988	$13,195,032	$19,478,600	$22,688,748

EXPENSES

Administrative expenses	344,879	553,381	1,405,708	2,383,136	2,950,310

Mortality and expense risk charges	56,375	77,365	197,308	308,491	382,938

Total expenses	401,254	630,746	1,603,016	2,691,627	3,333,248

Net investment income (loss)	3,779,500	4,831,242	11,592,016	16,786,973	19,355,500

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(3,105,813)	(2,575,193)	(5,339,394)	234,852	2,711,467

Capital gain distributions	2,333,154	998,903	4,895,408	10,598,608	13,723,102

Net realized gain (loss)	(772,659)	(1,576,290)	(443,986)	10,833,460	16,434,569

Net change in unrealized appreciation (depreciation) on investments	4,800,820	7,774,765	18,966,887	23,010,968	34,065,023

Net realized and unrealized gain (loss) on investments	4,028,161	6,198,475	18,522,901	33,844,428	50,499,592

Net increase (decrease) in net assets from operations	$7,807,661	$11,029,717	$30,114,917	$50,631,401	$69,855,092

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2035 Fund Sub-Account	Nuveen Lifecycle 2040 Fund Sub-Account	Nuveen Lifecycle 2045 Fund Sub-Account	Nuveen Lifecycle 2050 Fund Sub-Account	Nuveen Lifecycle 2055 Fund Sub-Account

ASSETS

Investments, at value	$857,135,084	$1,035,151,683	$833,328,060	$749,165,978	$323,061,939

Total assets	857,135,084	1,035,151,683	833,328,060	749,165,978	323,061,939

NET ASSETS	$857,135,084	$1,035,151,683	$833,328,060	$749,165,978	$323,061,939

NET ASSETS

Accumulation fund	$857,135,084	$1,035,151,683	$833,328,060	$749,165,978	$323,061,939

Net assets	$857,135,084	$1,035,151,683	$833,328,060	$749,165,978	$323,061,939

Investments, at cost	$836,740,527	$980,920,579	$751,264,908	$655,440,600	$288,208,028

Shares held in corresponding Funds	80,181,018	94,104,698	59,227,296	51,453,707	18,695,714

UNIT VALUE

Level 1	$75.42	$81.65	$81.87	$82.20	$81.08

Level 2	73.00	79.03	79.35	79.66	79.05

Level 3	71.06	76.94	77.39	77.70	77.56

Level 4	67.34	72.91	73.61	73.91	74.67

	Nuveen Lifecycle 2035 Fund Sub-Account	Nuveen Lifecycle 2040 Fund Sub-Account	Nuveen Lifecycle 2045 Fund Sub-Account	Nuveen Lifecycle 2050 Fund Sub-Account	Nuveen Lifecycle 2055 Fund Sub-Account

INVESTMENT INCOME

Dividends	$23,007,109	$24,707,383	$16,943,179	$14,629,207	$6,109,155

EXPENSES

Administrative expenses	3,130,912	3,388,223	3,247,566	3,131,521	1,374,953

Mortality and expense risk charges	424,617	515,078	410,837	368,451	156,367

Total expenses	3,555,529	3,903,301	3,658,403	3,499,972	1,531,320

Net investment income (loss)	19,451,580	20,804,082	13,284,776	11,129,235	4,577,835

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	4,080,892	3,149,972	13,875,061	11,876,280	5,267,175

Capital gain distributions	14,678,365	18,746,710	14,917,916	12,772,633	6,038,931

Net realized gain (loss)	18,759,257	21,896,682	28,792,977	24,648,913	11,306,106

Net change in unrealized appreciation (depreciation) on investments	47,776,535	74,741,280	57,714,211	56,556,432	23,411,363

Net realized and unrealized gain (loss) on investments	66,535,792	96,637,962	86,507,188	81,205,345	34,717,469

Net increase (decrease) in net assets from operations	$85,987,372	$117,442,044	$99,791,964	$92,334,580	$39,295,304

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Lifecycle 2060 Fund Sub-Account	Nuveen Lifecycle 2065 Fund Sub-Account	Nuveen Lifecycle Index Retirement Income Fund Sub-Account	Nuveen Lifecycle Index 2010 Fund Sub-Account	Nuveen Lifecycle Index 2015 Fund Sub-Account	Nuveen Lifecycle Index 2020 Fund Sub-Account

ASSETS

Investments, at value	$151,247,319	$2,516,883	$170	$414	$62,082	$69,650

Total assets	151,247,319	2,516,883	170	414	62,082	69,650

NET ASSETS	$151,247,319	$2,516,883	$170	$414	$62,082	$69,650

NET ASSETS

Accumulation fund	$151,247,319	$2,516,883	$170	$414	$62,082	$69,650

Net assets	$151,247,319	$2,516,883	$170	$414	$62,082	$69,650

Investments, at cost	$134,473,044	$2,428,197	$171	$422	$63,642	$70,661

Shares held in corresponding Funds	10,056,338	192,865	11	25	3,652	3,695

UNIT VALUE

Level 1	$56.23	$37.79	$—	$—	$—	$—

Level 2	55.15	37.47	29.32	29.11	29.74	30.39

Level 3	54.36	37.23	—	—	—	—

Level 4	52.80	36.76	—	—	29.18	29.81

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Lifecycle 2060 Fund Sub-Account	Nuveen Lifecycle 2065 Fund Sub-Account	Nuveen Lifecycle Index Retirement Income Fund Sub-Account (a)		Nuveen Lifecycle Index 2010 Fund Sub-Account (a)		Nuveen Lifecycle Index 2015 Fund Sub-Account (a)	Nuveen Lifecycle Index 2020 Fund Sub-Account (a)

INVESTMENT INCOME

Dividends	$2,693,212	$38,865	$4		$5		$1,871	$1,998

EXPENSES

Administrative expenses	707,491	5,345	0	^	0	^	295	307

Mortality and expense risk charges	69,519	1,177	0	^	0	^	21	22

Total expenses	777,010	6,522	0	^	0	^	316	329

Net investment income (loss)	1,916,202	32,343	4		5		1,555	1,669

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,880,751	221,565	—		0	^	505	12

Capital gain distributions	2,265,009	33,981	3		5		2,775	2,550

Net realized gain (loss)	4,145,760	255,546	3		5		3,280	2,562

Net change in unrealized appreciation (depreciation) on investments	10,998,229	(13,384)	(1)		(8)		(1,560)	(1,011)

Net realized and unrealized gain (loss) on investments	15,143,989	242,162	2		(3)		1,720	1,551

Net increase (decrease) in net assets from operations	$17,060,191	$274,505	$6		$2		$3,275	$3,220

^	Amount represents less than $1.
(a)	For the period February 26, 2024 (commencement of operations) to December 31, 2024.

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle Index 2025 Fund Sub-Account	Nuveen Lifecycle Index 2030 Fund Sub-Account	Nuveen Lifecycle Index 2035 Fund Sub-Account	Nuveen Lifecycle Index 2040 Fund Sub-Account	Nuveen Lifecycle Index 2045 Fund Sub-Account

ASSETS

Investments, at value	$131,935	$82,672	$253,114	$365,018	$271,851

Total assets	131,935	82,672	253,114	365,018	271,851

NET ASSETS	$131,935	$82,672	$253,114	$365,018	$271,851

NET ASSETS

Accumulation fund	$131,935	$82,672	$253,114	$365,018	$271,851

Net assets	$131,935	$82,672	$253,114	$365,018	$271,851

Investments, at cost	$131,333	$78,101	$225,291	$337,675	$254,925

Shares held in corresponding Funds	6,180	3,423	9,455	12,466	8,806

UNIT VALUE

Level 1	$—	$—	$—	$—	$—

Level 2	31.37	32.57	33.98	35.71	37.08

Level 3	—	—	—	—	—

Level 4	30.78	31.96	33.34	35.03	36.37

	Nuveen Lifecycle Index 2025 Fund Sub-Account	Nuveen Lifecycle Index 2030 Fund Sub-Account	Nuveen Lifecycle Index 2035 Fund Sub-Account	Nuveen Lifecycle Index 2040 Fund Sub-Account	Nuveen Lifecycle Index 2045 Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,866	$2,363	$5,977	$8,156	$5,763

EXPENSES

Administrative expenses	269	469	595	1,826	1,097

Mortality and expense risk charges	45	39	115	144	109

Total expenses	314	508	710	1,970	1,206

Net investment income (loss)	3,552	1,855	5,267	6,186	4,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,268	1,761	2,625	4,053	9,252

Capital gain distributions	3,930	885	1,533	673	296

Net realized gain (loss)	5,198	2,646	4,158	4,726	9,548

Net change in unrealized appreciation (depreciation) on investments	(2,050)	2,351	14,798	20,663	12,930

Net realized and unrealized gain (loss) on investments	3,148	4,997	18,956	25,389	22,478

Net increase (decrease) in net assets from operations	$6,700	$6,852	$24,223	$31,575	$27,035

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Lifecycle Index 2050 Fund Sub-Account	Nuveen Lifecycle Index 2055 Fund Sub-Account	Nuveen Lifecycle Index 2060 Fund Sub-Account	Nuveen Lifecycle Index 2065 Fund Sub-Account	Nuveen Mid Cap Growth Fund Sub-Account

ASSETS

Investments, at value	$312,900	$44,886	$42,619	$18,950	$180,061,981

Total assets	312,900	44,886	42,619	18,950	180,061,981

NET ASSETS	$312,900	$44,886	$42,619	$18,950	$180,061,981

NET ASSETS

Accumulation fund	$312,900	$44,886	$42,619	$18,950	$180,061,981

Net assets	$312,900	$44,886	$42,619	$18,950	$180,061,981

Investments, at cost	$288,436	$41,160	$39,668	$17,831	$206,886,404

Shares held in corresponding Funds	9,936	1,762	2,154	1,335	8,347,797

UNIT VALUE

Level 1	$—	$—	$—	$—	$97.03

Level 2	37.52	37.73	37.99	38.32	93.92

Level 3	—	—	—	—	91.43

Level 4	36.81	—	37.27	37.60	86.64

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Lifecycle Index 2050 Fund Sub-Account	Nuveen Lifecycle Index 2055 Fund Sub-Account	Nuveen Lifecycle Index 2060 Fund Sub-Account	Nuveen Lifecycle Index 2065 Fund Sub-Account	Nuveen Mid Cap Growth Fund Sub-Account

INVESTMENT INCOME

Dividends	$6,616	$913	$844	$362	$—

EXPENSES

Administrative expenses	1,568	73	66	29	721,389

Mortality and expense risk charges	128	14	13	5	93,741

Total expenses	1,696	87	79	34	815,130

Net investment income (loss)	4,920	826	765	328	(815,130)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	8,273	89	14	7	(2,744,837)

Capital gain distributions	222	15	6	—	—

Net realized gain (loss)	8,495	104	20	7	(2,744,837)

Net change in unrealized appreciation (depreciation) on investments	17,668	2,523	2,313	889	17,893,363

Net realized and unrealized gain (loss) on investments	26,163	2,627	2,333	896	15,148,526

Net increase (decrease) in net assets from operations	$31,083	$3,453	$3,098	$1,224	$14,333,396

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Mid Cap Value Fund Sub-Account	Nuveen Money Market Fund Sub-Account	Nuveen Quant Small Cap Equity Fund Sub-Account	Nuveen Real Estate Securities Select Fund Sub-Account	Nuveen S&P 500 Index Fund Sub-Account

ASSETS

Investments, at value	$429,053,635	$66,105,846	$384,419,813	$420,142,847	$1,091,055,458

Total assets	429,053,635	66,105,846	384,419,813	420,142,847	1,091,055,458

NET ASSETS	$429,053,635	$66,105,846	$384,419,813	$420,142,847	$1,091,055,458

NET ASSETS

Accumulation fund	$429,053,635	$66,105,846	$384,419,813	$420,142,847	$1,091,055,458

Net assets	$429,053,635	$66,105,846	$384,419,813	$420,142,847	$1,091,055,458

Investments, at cost	$433,204,364	$66,105,846	$371,322,012	$401,857,443	$604,769,722

Shares held in corresponding Funds	24,281,473	66,105,846	20,937,898	23,354,244	17,023,802

UNIT VALUE

Level 1	$83.32	$31.39	$99.86	$57.30	$140.95

Level 2	80.65	30.38	96.65	55.47	136.43

Level 3	78.51	29.57	94.09	53.99	132.81

Level 4	74.40	28.03	89.17	51.17	125.57

	Nuveen Mid Cap Value Fund Sub-Account	Nuveen Money Market Fund Sub-Account	Nuveen Quant Small Cap Equity Fund Sub-Account	Nuveen Real Estate Securities Select Fund Sub-Account	Nuveen S&P 500 Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$6,999,893	$3,242,883	$3,785,764	$12,914,181	$13,417,474

EXPENSES

Administrative expenses	1,917,365	93,689	1,734,856	1,598,385	692,956

Mortality and expense risk charges	218,139	32,237	178,666	207,967	510,244

Total expenses	2,135,504	125,926	1,913,522	1,806,352	1,203,200

Net investment income (loss)	4,864,389	3,116,957	1,872,242	11,107,829	12,214,274

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(15,712,765)	—	1,431,036	5,109,329	54,219,657

Capital gain distributions	21,833,249	—	38,563,038	—	2,784,671

Net realized gain (loss)	6,120,484	—	39,994,074	5,109,329	57,004,328

Net change in unrealized appreciation (depreciation) on investments	45,451,771	—	8,738,275	4,505,945	151,293,883

Net realized and unrealized gain (loss) on investments	51,572,255	—	48,732,349	9,615,274	208,298,211

Net increase (decrease) in net assets from operations	$56,436,644	$3,116,957	$50,604,591	$20,723,103	$220,512,485

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Nuveen Short Term Bond Fund Sub-Account	Nuveen Small Cap Blend Index Fund Sub-Account	Nuveen Social Choice Low Carbon Equity Fund Sub-Account†	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account	Amana Income Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$36,026,443	$630,121,159	$—	$11,800,253	$1,983,542

Total assets	36,026,443	630,121,159	—	11,800,253	1,983,542

NET ASSETS	$36,026,443	$630,121,159	$—	$11,800,253	$1,983,542

NET ASSETS

Accumulation fund	$36,026,443	$630,121,159	$—	$11,800,253	$1,983,542

Net assets	$36,026,443	$630,121,159	$—	$11,800,253	$1,983,542

Investments, at cost	$36,728,105	$574,944,948	$—	$12,313,513	$2,038,544

Shares held in corresponding Funds	3,574,052	26,442,348	—	188,442	31,336

UNIT VALUE

Level 1	$39.18	$89.06	$—	$41.78	$32.63

Level 2	37.92	86.21	—	—	—

Level 3	36.92	83.92	—	—	—

Level 4	29.92	79.53	—	—	—

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Nuveen Short Term Bond Fund Sub-Account	Nuveen Small Cap Blend Index Fund Sub-Account	Nuveen Social Choice Low Carbon Equity Fund Sub-Account†	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account	Amana Income Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$1,641,393	$10,914,397	$270,577	$—	$18,024

EXPENSES

Administrative expenses	37,289	1,465,777	12,119	4,608	742

Mortality and expense risk charges	19,291	310,047	12,119	4,608	742

Total expenses	56,580	1,775,824	24,238	9,216	1,484

Net investment income (loss)	1,584,813	9,138,573	246,339	(9,216)	16,540

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(312,898)	11,602,647	539,217	1,166,538	64,406

Capital gain distributions	—	29,733,795	2,881,262	1,554,803	95,187

Net realized gain (loss)	(312,898)	41,336,442	3,420,479	2,721,341	159,593

Net change in unrealized appreciation (depreciation) on investments	663,551	14,901,509	(1,331,433)	(706,735)	(53,131)

Net realized and unrealized gain (loss) on investments	350,653	56,237,951	2,089,046	2,014,606	106,462

Net increase (decrease) in net assets from operations	$1,935,466	$65,376,524	$2,335,385	$2,005,390	$123,002

†	Nuveen Social Choice Low Carbon Equity Fund Sub-Account merged into Nuveen Large Cap Responsible Equity Fund Sub-Account on December 13, 2024.

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Amana Participation Fund (Institutional Shares) Sub-Account	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds New Perspective Fund (Class R-6) Sub-Account

ASSETS

Investments, at value	$2,580	$10,341,277	$15,721,089	$402,282,299	$87,795

Total assets	2,580	10,341,277	15,721,089	402,282,299	87,795

NET ASSETS	$2,580	$10,341,277	$15,721,089	$402,282,299	$87,795

NET ASSETS

Accumulation fund	$2,580	$10,341,277	$15,721,089	$402,282,299	$87,795

Net assets	$2,580	$10,341,277	$15,721,089	$402,282,299	$87,795

Investments, at cost	$2,593	$10,251,264	$16,116,990	$433,458,007	$81,157

Shares held in corresponding Funds	265	309,897	1,011,653	7,488,501	1,413

UNIT VALUE

Level 1	$26.31	$78.67	$41.16	$55.82	$—

Level 2	—	—	—	54.03	—

Level 3	—	—	—	52.59	—

Level 4	—	65.85	40.04	49.56	36.11

	Amana Participation Fund (Institutional Shares) Sub-Account (b)	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds New Perspective Fund (Class R-6) Sub-Account

INVESTMENT INCOME

Dividends	$240	$461	$349,861	$5,805,200	$762

EXPENSES

Administrative expenses	3	5,152	9,588	226,281	504

Mortality and expense risk charges	3	5,138	9,494	184,858	36

Total expenses	6	10,290	19,082	411,139	540

Net investment income (loss)	234	(9,829)	330,779	5,394,061	222

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(417)	(169,634)	(3,085)	4,005,357	(2,065)

Capital gain distributions	—	1,323,398	1,049,324	19,359,508	3,765

Net realized gain (loss)	(417)	1,153,764	1,046,239	23,364,865	1,700

Net change in unrealized appreciation (depreciation) on investments	(13)	1,021,590	228,127	(14,046,291)	7,908

Net realized and unrealized gain (loss) on investments	(430)	2,175,354	1,274,366	9,318,574	9,608

Net increase (decrease) in net assets from operations	$(196)	$2,165,525	$1,605,145	$14,712,635	$9,830

(b)	For the period July 22, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account	BlackRock Total Return Fund (Class K) Sub-Account	Champlain Mid Cap Fund (Institutional Shares) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund (Class I) Sub-Account

ASSETS

Investments, at value	$172,660,164	$398,211	$26	$27,104,275	$68,965,519	$49,092,215

Total assets	172,660,164	398,211	26	27,104,275	68,965,519	49,092,215

NET ASSETS	$172,660,164	$398,211	$26	$27,104,275	$68,965,519	$49,092,215

NET ASSETS

Accumulation fund	$172,660,164	$398,211	$26	$27,104,275	$68,965,519	$49,092,215

Net assets	$172,660,164	$398,211	$26	$27,104,275	$68,965,519	$49,092,215

Investments, at cost	$141,869,425	$397,419	$26	$27,439,523	$67,797,181	$44,011,965

Shares held in corresponding Funds	2,802,925	10,138	3	1,134,545	2,413,914	983,812

UNIT VALUE

Level 1	$122.55	$43.94	$26.06	$58.00	$33.22	$44.73

Level 2	118.62	—	—	52.18	32.33	43.53

Level 3	115.47	—	—	51.59	31.67	42.64

Level 4	104.58	38.82	—	50.41	30.40	40.93

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account	BlackRock Total Return Fund (Class K) Sub-Account (c)		Champlain Mid Cap Fund (Institutional Shares) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund (Class I) Sub-Account

INVESTMENT INCOME

Dividends	$2,991,036	$2,843	$0	^	$455	$2,197,290	$1,083,530

EXPENSES

Administrative expenses	106,537	255	0	^	20,728	67,718	42,070

Mortality and expense risk charges	90,396	212	0	^	15,141	36,854	28,013

Total expenses	196,933	467	0	^	35,869	104,572	70,083

Net investment income (loss)	2,794,103	2,376	0	^	(35,414)	2,092,718	1,013,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	11,885,839	(5,515)	—		1,626,020	663,935	1,692,848

Capital gain distributions	14,837,536	21,193	0	^	1,874,298	—	—

Net realized gain (loss)	26,723,375	15,678	0	^	3,500,318	663,935	1,692,848

Net change in unrealized appreciation (depreciation) on investments	2,264,538	9,568	0	^	(1,616,522)	2,114,014	(419,977)

Net realized and unrealized gain (loss) on investments	28,987,913	25,246	0	^	1,883,796	2,777,949	1,272,871

Net increase (decrease) in net assets from operations	$31,782,016	$27,622	$0	^	$1,848,382	$4,870,667	$2,286,318

^	Amount represents less than $1.
(c)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JPMorgan Core Plus Bond Fund (Class R6) Sub-Account	JPMorgan Equity Income Fund (Class R6) Sub-Account	JPMorgan Large Cap Growth Fund (Class R6) Sub-Account	JPMorgan Small Cap Value Fund (Class R6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account

ASSETS

Investments, at value	$105	$127,303	$26	$5,207	$196,876,991	$35,705,184	$23,289,293

Total assets	105	127,303	26	5,207	196,876,991	35,705,184	23,289,293

NET ASSETS	$105	$127,303	$26	$5,207	$196,876,991	$35,705,184	$23,289,293

NET ASSETS

Accumulation fund	$105	$127,303	$26	$5,207	$196,876,991	$35,705,184	$23,289,293

Net assets	$105	$127,303	$26	$5,207	$196,876,991	$35,705,184	$23,289,293

Investments, at cost	$90	$121,679	$26	$5,063	$141,892,739	$35,359,894	$26,912,680

Shares held in corresponding Funds	3	8,567	4	218	2,351,051	1,294,604	1,484,340

UNIT VALUE

Level 1	$—	$—	$26.27	$—	$42.16	$41.69	$39.57

Level 2	—	—	—	—	—	—	—

Level 3	—	—	—	—	—	—	—

Level 4	33.20	39.44	—	39.94	41.43	38.52	33.80

	Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account (d)		iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JPMorgan Core Plus Bond Fund (Class R6) Sub-Account (c)		JPMorgan Equity Income Fund (Class R6) Sub-Account	JPMorgan Large Cap Growth Fund (Class R6) Sub-Account	JPMorgan Small Cap Value Fund (Class R6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account

INVESTMENT INCOME

Dividends	$—		$1,673	$1		$201	$403,052	$420,819	$788,612

EXPENSES

Administrative expenses	0	^	695	0	^	71	80,596	19,499	13,153

Mortality and expense risk charges	0	^	50	0	^	5	80,572	19,044	12,555

Total expenses	0	^	745	0	^	76	161,168	38,543	25,708

Net investment income (loss)	0	^	928	1		125	241,884	382,276	762,904

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	0	^	(49)	—		1,839	9,707,302	1,680,292	(468,632)

Capital gain distributions	4		5,910	—		299	1,798,334	2,003,533	1,171,030

Net realized gain (loss)	4		5,861	—		2,138	11,505,636	3,683,825	702,398

Net change in unrealized appreciation (depreciation) on investments	13		5,202	—		(645)	32,382,789	(701,973)	28,488

Net realized and unrealized gain (loss) on investments	17		11,063	—		1,493	43,888,425	2,981,852	730,886

Net increase (decrease) in net assets from operations	$17		$11,991	$1		$1,618	$44,130,309	$3,364,128	$1,493,790

^	Amount represents less than $1.
(c)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.
(d)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Lord Abbett High Yield Fund (Class R6) Sub-Account	Macquarie Emerging Markets Fund (Class R6) Sub-Account	Macquarie Small Cap Value Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$31,923,141	$103,068,017	$11,045,897	$64,928,528	$41,691,855

Total assets	31,923,141	103,068,017	11,045,897	64,928,528	41,691,855

NET ASSETS	$31,923,141	$103,068,017	$11,045,897	$64,928,528	$41,691,855

NET ASSETS

Accumulation fund	$31,923,141	$103,068,017	$11,045,897	$64,928,528	$41,691,855

Net assets	$31,923,141	$103,068,017	$11,045,897	$64,928,528	$41,691,855

Investments, at cost	$33,520,681	$112,065,555	$11,919,690	$62,542,409	$39,055,256

Shares held in corresponding Funds	4,972,452	5,062,280	157,911	2,841,511	1,326,921

UNIT VALUE

Level 1	$35.13	$41.13	$46.76	$30.69	$32.37

Level 2	—	—	—	—	—

Level 3	—	—	—	—	—

Level 4	31.53	32.40	45.49	29.85	—

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Lord Abbett High Yield Fund (Class R6) Sub-Account	Macquarie Emerging Markets Fund (Class R6) Sub-Account	Macquarie Small Cap Value Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$2,676,489	$2,111,613	$150,151	$1,636,914	$—

EXPENSES

Administrative expenses	18,984	50,517	4,096	29,655	19,679

Mortality and expense risk charges	18,132	48,993	4,091	29,655	19,558

Total expenses	37,116	99,510	8,187	59,310	39,237

Net investment income (loss)	2,639,373	2,012,103	141,964	1,577,604	(39,237)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,129,491)	409,331	455,842	1,651,112	250,637

Capital gain distributions	—	—	1,069,347	607,949	2,746,610

Net realized gain (loss)	(1,129,491)	409,331	1,525,189	2,259,061	2,997,247

Net change in unrealized appreciation (depreciation) on investments	1,577,581	1,666,010	(909,040)	(644,066)	2,209,927

Net realized and unrealized gain (loss) on investments	448,090	2,075,341	616,149	1,614,995	5,207,174

Net increase (decrease) in net assets from operations	$3,087,463	$4,087,444	$758,113	$3,192,599	$5,167,937

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account	Parnassus Core Equity Fund (Institutional Shares) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$227,093,221	$10,753,936	$5,548,253	$5,715,642	$928,158

Total assets	227,093,221	10,753,936	5,548,253	5,715,642	928,158

NET ASSETS	$227,093,221	$10,753,936	$5,548,253	$5,715,642	$928,158

NET ASSETS

Accumulation fund	$227,093,221	$10,753,936	$5,548,253	$5,715,642	$928,158

Net assets	$227,093,221	$10,753,936	$5,548,253	$5,715,642	$928,158

Investments, at cost	$208,010,745	$9,458,745	$5,590,782	$5,576,636	$831,022

Shares held in corresponding Funds	7,143,543	122,958	1,071,091	95,659	16,044

UNIT VALUE

Level 1	$53.88	$60.27	$26.38	$34.92	$49.54

Level 2	50.18	—	—	—	—

Level 3	49.61	—	—	—	—

Level 4	48.48	51.65	—	—	42.89

	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account	NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account (c)	Parnassus Core Equity Fund (Institutional Shares) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$2,668,782	$—	$62,084	$29,866	$—

EXPENSES

Administrative expenses	118,862	6,001	442	2,570	526

Mortality and expense risk charges	103,922	5,498	442	2,570	475

Total expenses	222,784	11,499	884	5,140	1,001

Net investment income (loss)	2,445,998	(11,499)	61,200	24,726	(1,001)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	2,350,112	187,395	3,281	347,351	(11,555)

Capital gain distributions	19,605,183	340,123	—	485,409	63,907

Net realized gain (loss)	21,955,295	527,518	3,281	832,760	52,352

Net change in unrealized appreciation (depreciation) on investments	1,596,797	935,925	(42,529)	(55,999)	44,158

Net realized and unrealized gain (loss) on investments	23,552,092	1,463,443	(39,248)	776,761	96,510

Net increase (decrease) in net assets from operations	$25,998,090	$1,451,944	$21,952	$801,487	$95,509

(c)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account	PGIM Total Return Bond Fund (Class R6) Sub-Account	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

ASSETS

Investments, at value	$17,447,733	$13,229,423	$5,400,134	$341,098,180	$51,390,421

Total assets	17,447,733	13,229,423	5,400,134	341,098,180	51,390,421

NET ASSETS	$17,447,733	$13,229,423	$5,400,134	$341,098,180	$51,390,421

NET ASSETS

Accumulation fund	$17,447,733	$13,229,423	$5,400,134	$341,098,180	$51,390,421

Net assets	$17,447,733	$13,229,423	$5,400,134	$341,098,180	$51,390,421

Investments, at cost	$17,070,936	$13,239,427	$7,873,155	$230,381,254	$50,217,431

Shares held in corresponding Funds	331,769	1,117,350	837,230	4,146,082	1,181,661

UNIT VALUE

Level 1	$31.41	$23.78	$21.38	$224.18	$56.09

Level 2	—	—	—	216.99	—

Level 3	—	—	—	211.24	—

Level 4	—	—	18.68	170.05	48.22

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account	PGIM Total Return Bond Fund (Class R6) Sub-Account	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

INVESTMENT INCOME

Dividends	$217,949	$476,905	$361,173	$3	$162,273

EXPENSES

Administrative expenses	7,443	4,981	3,598	212,576	22,072

Mortality and expense risk charges	7,443	4,981	3,250	165,966	20,744

Total expenses	14,886	9,962	6,848	378,542	42,816

Net investment income (loss)	203,063	466,943	354,325	(378,539)	119,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	518,619	(1,761)	(705,610)	28,142,351	737,825

Capital gain distributions	1,174,909	—	—	16,115,320	3,593,627

Net realized gain (loss)	1,693,528	(1,761)	(705,610)	44,257,671	4,331,452

Net change in unrealized appreciation (depreciation) on investments	(363,750)	(215,294)	(441,371)	43,516,587	(231,325)

Net realized and unrealized gain (loss) on investments	1,329,778	(217,055)	(1,146,981)	87,774,258	4,100,127

Net increase (decrease) in net assets from operations	$1,532,841	$249,888	$(792,656)	$87,395,719	$4,219,584

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account

ASSETS

Investments, at value	$144,702,869	$407,537,093	$248,870,836	$321,628,970	$8,193,334

Total assets	144,702,869	407,537,093	248,870,836	321,628,970	8,193,334

NET ASSETS	$144,702,869	$407,537,093	$248,870,836	$321,628,970	$8,193,334

NET ASSETS

Accumulation fund	$144,702,869	$407,537,093	$248,870,836	$321,628,970	$8,193,334

Net assets	$144,702,869	$407,537,093	$248,870,836	$321,628,970	$8,193,334

Investments, at cost	$136,685,711	$398,471,469	$241,857,754	$261,173,768	$6,787,380

Shares held in corresponding Funds	5,175,353	4,622,174	2,329,161	904,596	145,272

UNIT VALUE

Level 1	$32.08	$57.48	$98.17	$55.90	$44.57

Level 2	31.22	52.56	95.52	—	—

Level 3	30.58	51.95	93.58	—	—

Level 4	29.36	50.77	89.83	48.87	—

	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account

INVESTMENT INCOME

Dividends	$4,356,531	$11,421,816	$1,277,482	$2,982,659	$69,230

EXPENSES

Administrative expenses	86,892	228,835	167,363	119,152	3,073

Mortality and expense risk charges	63,025	206,165	131,984	119,147	3,073

Total expenses	149,917	435,000	299,347	238,299	6,146

Net investment income (loss)	4,206,614	10,986,816	978,135	2,744,360	63,084

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	168,327	10,512,123	7,538,528	4,221,659	290,945

Capital gain distributions	—	26,383,185	14,222,809	—	—

Net realized gain (loss)	168,327	36,895,308	21,761,337	4,221,659	290,945

Net change in unrealized appreciation (depreciation) on investments	8,147,414	9,443,466	2,917,017	31,608,559	982,387

Net realized and unrealized gain (loss) on investments	8,315,741	46,338,774	24,678,354	35,830,218	1,273,332

Net increase (decrease) in net assets from operations	$12,522,355	$57,325,590	$25,656,489	$38,574,578	$1,336,416

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2024

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account		Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$851,578,786	$12,427,927	$66		$208,818,073	$576	$228,390,671

Amounts due from TIAA	—	1,382	—		—	—	—

Total assets	851,578,786	12,429,309	66		208,818,073	576	228,390,671

NET ASSETS	$851,578,786	$12,429,309	$66		$208,818,073	$576	$228,390,671

NET ASSETS

Accumulation fund	$851,578,786	$12,429,309	$66		$208,818,073	$576	$228,390,671

Net assets	$851,578,786	$12,429,309	$66		$208,818,073	$576	$228,390,671

Investments, at cost	$675,776,244	$14,032,270	$64		$209,698,819	$190	$158,392,049

Shares held in corresponding Funds	1,778,272	1,277,279	0	‡	7,716,854	5	4,797,116

UNIT VALUE

Level 1	$46.17	$31.28	$—		$92.40	$—	$89.10

Level 2	—	30.44	—		89.91	—	86.70

Level 3	—	29.82	—		88.09	—	84.94

Level 4	44.91	28.62	30.90		84.55	31.51	81.53

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2024

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account (e)		Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account (d)	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$9,786,060	$520,859	$0	^	$3,623,613	$7	$4,786,276

EXPENSES

Administrative expenses	357,253	13,336	0	^	129,353	1	166,500

Mortality and expense risk charges	349,930	6,389	0	^	109,537	0 ^	118,647

Total expenses	707,183	19,725	0	^	238,890	1	285,147

Net investment income (loss)	9,078,877	501,134	0	^	3,384,723	6	4,501,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,951,706	(517,751)	2		(1,002,265)	(5)	16,279,453

Capital gain distributions	10,593,105	—	—		22,686,135	—	—

Net realized gain (loss)	12,544,811	(517,751)	2		21,683,870	(5)	16,279,453

Net change in unrealized appreciation (depreciation) on investments	125,854,659	183,784	2		(9,981,157)	381	6,442,911

Net realized and unrealized gain (loss) on investments	138,399,470	(333,967)	4		11,702,713	376	22,722,364

Net increase (decrease) in net assets from operations	$147,478,347	$167,167	$4		$15,087,436	$382	$27,223,493

‡	Amount represents less than 1 share.
^	Amount represents less than $1.
(d)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.
(e)	For the period July 10, 2024 (commencement of operations) to December 31, 2024.

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS

Investments, at value	$232,239,692	$43,429,278	$54,554,640	$306,564,694	$250,668,247

Amounts due from TIAA	24,412	—	6,467	—	—

Total assets	232,264,104	43,429,278	54,561,107	306,564,694	250,668,247

NET ASSETS	$232,264,104	$43,429,278	$54,561,107	$306,564,694	$250,668,247

NET ASSETS

Accumulation fund	$232,264,104	$43,429,278	$54,561,107	$306,564,694	$250,668,247

Net assets	$232,264,104	$43,429,278	$54,561,107	$306,564,694	$250,668,247

Investments, at cost	$246,572,948	$43,356,730	$54,554,640	$303,851,942	$309,541,705

Shares held in corresponding Funds	24,497,858	1,474,678	54,554,640	4,145,567	27,637,072

UNIT VALUE

Level 1	$27.63	$24.15	$27.97	$79.41	$46.02

Level 2	—	—	—	77.27	44.54

Level 3	—	—	—	75.70	43.36

Level 4	25.79	—	—	72.66	31.50

	Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME

Dividends	$7,267,190	$1,459,860	$2,116,507	$7,113,910	$11,797,991

EXPENSES

Administrative expenses	100,783	13,619	20,799	201,720	220,939

Mortality and expense risk charges	99,763	13,619	20,799	160,940	126,100

Total expenses	200,546	27,238	41,598	362,660	347,039

Net investment income (loss)	7,066,644	1,432,622	2,074,909	6,751,250	11,450,952

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(281,272)	102,875	—	3,353,998	(6,216,006)

Capital gain distributions	—	—	—	23,933,090	—

Net realized gain (loss)	(281,272)	102,875	—	27,287,088	(6,216,006)

Net change in unrealized appreciation (depreciation) on investments	(4,040,410)	(388,091)	—	10,208,232	(7,355,670)

Net realized and unrealized gain (loss) on investments	(4,321,682)	(285,216)	—	37,495,320	(13,571,676)

Net increase (decrease) in net assets from operations	$2,744,962	$1,147,406	$2,074,909	$44,246,570	$(2,120,724)

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of Changes in Net Assets

TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Bond Index Fund Sub-Account		Nuveen Core Bond Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$6,993,850	$4,705,720	$536,229	$522,322

Net realized gain (loss)	(1,369,274)	(1,706,751)	(404,159)	(550,724)

Net change in unrealized appreciation (depreciation) on investments	(2,557,064)	6,326,401	158,445	884,140

Net increase (decrease) in net assets from operations	3,067,512	9,325,370	290,515	855,738

FROM CONTRACTOWNER TRANSACTIONS

Premiums	66,470,697	31,009,508	1,721,449	1,404,890

Net contractowner transfers	19,892,357	4,536,983	31,985	(228,219)

Withdrawals and death benefits	(33,373,236)	(27,292,269)	(2,867,360)	(3,438,599)

Net increase (decrease) in net assets resulting from contractowner transactions	52,989,818	8,254,222	(1,113,926)	(2,261,928)

Net increase (decrease) in net assets	56,057,330	17,579,592	(823,411)	(1,406,190)

NET ASSETS

Beginning of period	178,670,074	161,090,482	15,435,170	16,841,360

End of period	$234,727,404	$178,670,074	$14,611,759	$15,435,170

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,704,676	5,427,237	394,576	455,317

Units purchased	2,111,824	1,026,284	43,913	37,674

Units sold/transferred	(421,166)	(748,845)	(73,391)	(98,415)

End of period	7,395,334	5,704,676	365,098	394,576

	Nuveen Core Equity Fund Sub-Account		Nuveen Core Impact Bond Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,308,025	$2,131,093	$144,469	$112,244

Net realized gain (loss)	36,603,989	53,098,657	(65,004)	(188,521)

Net change in unrealized appreciation (depreciation) on investments	35,086,168	12,096,960	(1,527)	226,304

Net increase (decrease) in net assets from operations	73,998,182	67,326,710	77,938	150,027

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,054,084	9,669,783	1,290,230	875,947

Net contractowner transfers	5,621,362	(4,256,523)	338,778	(34,319)

Withdrawals and death benefits	(34,457,596)	(27,139,333)	(1,277,790)	(608,675)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,782,150)	(21,726,073)	351,218	232,953

Net increase (decrease) in net assets	67,216,032	45,600,637	429,156	382,980

NET ASSETS

Beginning of period	264,881,289	219,280,652	3,074,211	2,691,231

End of period	$332,097,321	$264,881,289	$3,503,367	$3,074,211

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,186,365	2,391,213	134,962	125,157

Units purchased	162,362	94,789	55,920	39,928

Units sold/transferred	(210,357)	(299,637)	(40,762)	(30,123)

End of period	2,138,370	2,186,365	150,120	134,962

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Core Plus Bond Fund Sub-Account		Nuveen Emerging Markets Equity Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$3,612,015	$3,580,001	$227,632	$351,553

Net realized gain (loss)	(2,549,253)	(3,048,636)	(761,983)	(1,619,340)

Net change in unrealized appreciation (depreciation) on investments	1,083,794	5,399,758	532,696	2,830,223

Net increase (decrease) in net assets from operations	2,146,556	5,931,123	(1,655)	1,562,436

FROM CONTRACTOWNER TRANSACTIONS

Premiums	11,342,942	8,731,935	114,179	321,570

Net contractowner transfers	1,138,191	(1,131,530)	(735,120)	(1,063,679)

Withdrawals and death benefits	(19,026,975)	(20,500,285)	(1,524,093)	(1,782,432)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,545,842)	(12,899,880)	(2,145,034)	(2,524,541)

Net increase (decrease) in net assets	(4,399,286)	(6,968,757)	(2,146,689)	(962,105)

NET ASSETS

Beginning of period	94,540,870	101,509,627	11,516,399	12,478,504

End of period	$90,141,584	$94,540,870	$9,369,710	$11,516,399

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,333,407	2,666,549	439,934	542,245

Units purchased	279,769	226,699	4,478	13,489

Units sold/transferred	(444,771)	(559,841)	(84,923)	(115,800)

End of period	2,168,405	2,333,407	359,489	439,934

	Nuveen Emerging Markets Equity Index Fund Sub-Account		Nuveen Equity Index Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,496,957	$1,873,527	$2,778,071	$3,126,429

Net realized gain (loss)	568,713	(1,494,622)	28,779,287	18,489,265

Net change in unrealized appreciation (depreciation) on investments	1,953,294	5,879,953	25,516,465	34,639,783

Net increase (decrease) in net assets from operations	4,018,964	6,258,858	57,073,823	56,255,477

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,604,706	3,708,015	11,900,714	10,569,488

Net contractowner transfers	(7,377,534)	(14,540,514)	(18,163,898)	(12,017,823)

Withdrawals and death benefits	(10,117,971)	(9,427,676)	(35,122,278)	(31,302,100)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,890,799)	(20,260,175)	(41,385,462)	(32,750,435)

Net increase (decrease) in net assets	(9,871,835)	(14,001,317)	15,688,361	23,505,042

NET ASSETS

Beginning of period	64,350,324	78,351,641	259,808,119	236,303,077

End of period	$54,478,489	$64,350,324	$275,496,480	$259,808,119

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,329,622	3,094,630	2,428,737	2,765,802

Units purchased	127,047	142,552	104,898	117,450

Units sold/transferred	(606,265)	(907,560)	(439,397)	(454,515)

End of period	1,850,404	2,329,622	2,094,238	2,428,737

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Green Bond Fund Sub-Account		Nuveen High-Yield Fund Sub-Account
	December 31, 2024	December 31, 2023 (a)	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$28,214	$14,403	$10,571,058	$9,059,888

Net realized gain (loss)	(442)	(3,035)	(1,288,762)	(1,769,049)

Net change in unrealized appreciation (depreciation) on investments	(12,434)	9,193	3,224,155	10,550,589

Net increase (decrease) in net assets from operations	15,338	20,561	12,506,451	17,841,428

FROM CONTRACTOWNER TRANSACTIONS

Premiums	493,171	249,659	23,171,962	15,873,105

Net contractowner transfers	176,141	351,407	6,776,743	3,440,938

Withdrawals and death benefits	(356,046)	(83,402)	(21,991,850)	(18,292,157)

Net increase (decrease) in net assets resulting from contractowner transactions	313,266	517,664	7,956,855	1,021,886

Net increase (decrease) in net assets	328,604	538,225	20,463,306	18,863,314

NET ASSETS

Beginning of period	538,225	—	156,992,213	138,128,899

End of period	$866,829	$538,225	$177,455,519	$156,992,213

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	21,176	—	2,492,430	2,475,024

Units purchased	19,270	10,226	358,890	273,464

Units sold/transferred	(7,322)	10,950	(236,912)	(256,058)

End of period	33,124	21,176	2,614,408	2,492,430

	Nuveen Inflation Linked Bond Fund Sub-Account		Nuveen International Equity Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$131,385	$134,752	$10,835,446	$11,189,719

Net realized gain (loss)	(114,968)	(73,519)	9,555,087	3,101,315

Net change in unrealized appreciation (depreciation) on investments	107,346	118,080	(1,924,668)	63,215,064

Net increase (decrease) in net assets from operations	123,763	179,313	18,465,865	77,506,098

FROM CONTRACTOWNER TRANSACTIONS

Premiums	613,739	446,038	96,234,861	73,945,595

Net contractowner transfers	(211,755)	(10,279)	8,242,969	5,628,153

Withdrawals and death benefits	(852,991)	(786,378)	(94,587,472)	(68,896,335)

Net increase (decrease) in net assets resulting from contractowner transactions	(451,007)	(350,619)	9,890,358	10,677,413

Net increase (decrease) in net assets	(327,244)	(171,306)	28,356,223	88,183,511

NET ASSETS

Beginning of period	5,011,747	5,183,053	564,730,798	476,547,287

End of period	$4,684,503	$5,011,747	$593,087,021	$564,730,798

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	128,304	137,828	15,414,241	15,087,155

Units purchased	15,618	11,728	2,490,317	2,170,665

Units sold/transferred	(27,385)	(21,252)	(2,221,134)	(1,843,579)

End of period	116,537	128,304	15,683,424	15,414,241

(a)	For the period January 3, 2023 (commencement of operations) to December 31, 2023.

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen International Equity Index Fund Sub-Account		Nuveen International Responsible Equity Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$36,256,592	$33,455,644	$4,211,682	$3,911,098

Net realized gain (loss)	8,852,341	3,749,801	136,526	(1,218,429)

Net change in unrealized appreciation (depreciation) on investments	(5,590,014)	136,168,717	21,258	16,789,623

Net increase (decrease) in net assets from operations	39,518,919	173,374,162	4,369,466	19,482,292

FROM CONTRACTOWNER TRANSACTIONS

Premiums	178,439,092	143,560,897	25,410,302	20,774,723

Net contractowner transfers	16,599,668	2,869,613	3,088,748	4,426,084

Withdrawals and death benefits	(146,192,512)	(118,802,363)	(21,596,135)	(10,114,138)

Net increase (decrease) in net assets resulting from contractowner transactions	48,846,248	27,628,147	6,902,915	15,086,669

Net increase (decrease) in net assets	88,365,167	201,002,309	11,272,381	34,568,961

NET ASSETS

Beginning of period	1,142,736,120	941,733,811	132,121,339	97,552,378

End of period	$1,231,101,287	$1,142,736,120	$143,393,720	$132,121,339

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,947,365	26,218,096	4,019,382	3,535,530

Units purchased	3,982,096	3,650,072	740,027	686,997

Units sold/transferred	(2,899,234)	(2,920,803)	(527,369)	(203,145)

End of period	28,030,227	26,947,365	4,232,040	4,019,382

	Nuveen Large Cap Growth Fund Sub-Account		Nuveen Large Cap Growth Index Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(824,007)	$(672,086)	$3,396,225	$3,552,759

Net realized gain (loss)	21,449,080	(1,210,111)	53,185,542	26,212,574

Net change in unrealized appreciation (depreciation) on investments	30,730,944	62,562,575	121,422,804	137,178,324

Net increase (decrease) in net assets from operations	51,356,017	60,680,378	178,004,571	166,943,657

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,929,563	18,028,733	69,279,045	38,219,307

Net contractowner transfers	(1,791,796)	3,809,476	3,761,649	(10,441,141)

Withdrawals and death benefits	(44,248,105)	(26,539,452)	(87,283,065)	(53,793,934)

Net increase (decrease) in net assets resulting from contractowner transactions	(23,110,338)	(4,701,243)	(14,242,371)	(26,015,768)

Net increase (decrease) in net assets	28,245,679	55,979,135	163,762,200	140,927,889

NET ASSETS

Beginning of period	190,162,426	134,183,291	546,620,637	405,692,748

End of period	$218,408,105	$190,162,426	$710,382,837	$546,620,637

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,347,812	1,389,854	3,339,247	3,530,807

Units purchased	144,023	152,853	364,055	275,018

Units sold/transferred	(285,271)	(194,895)	(442,418)	(466,578)

End of period	1,206,564	1,347,812	3,260,884	3,339,247

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Large Cap Responsible Equity Fund Sub-Account		Nuveen Large Cap Value Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,483,202	$3,452,474	$7,169,361	$6,377,800

Net realized gain (loss)	58,842,343	25,277,388	23,814,158	34,987,579

Net change in unrealized appreciation (depreciation) on investments	(9,873,341)	29,627,166	50,552,569	19,956,414

Net increase (decrease) in net assets from operations	51,452,204	58,357,028	81,536,088	61,321,793

FROM CONTRACTOWNER TRANSACTIONS

Premiums	11,094,945	13,336,186	151,948,344	63,717,795

Net contractowner transfers	3,341,338	(18,518,951)	60,727,809	12,988,560

Withdrawals and death benefits	(51,996,809)	(43,229,378)	(90,552,649)	(62,746,013)

Net increase (decrease) in net assets resulting from contractowner transactions	(37,560,526)	(48,412,143)	122,123,504	13,960,342

Net increase (decrease) in net assets	13,891,678	9,944,885	203,659,592	75,282,135

NET ASSETS

Beginning of period	300,462,203	290,517,318	520,451,592	445,169,457

End of period	$314,353,881	$300,462,203	$724,111,184	$520,451,592

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,973,610	3,503,729	7,644,479	7,431,012

Units purchased	102,721	154,491	2,035,403	1,033,733

Units sold/transferred	(438,915)	(684,610)	(409,128)	(820,266)

End of period	2,637,416	2,973,610	9,270,754	7,644,479

	Nuveen Large Cap Value Index Fund Sub-Account		Nuveen Lifecycle Retirement Income Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$15,267,679	$14,856,892	$1,366,090	$1,446,035

Net realized gain (loss)	25,313,240	25,261,328	(62,548)	(810,357)

Net change in unrealized appreciation (depreciation) on investments	63,040,735	32,783,254	2,092,391	4,188,411

Net increase (decrease) in net assets from operations	103,621,654	72,901,474	3,395,933	4,824,089

FROM CONTRACTOWNER TRANSACTIONS

Premiums	110,690,550	84,028,236	4,196,257	2,731,318

Net contractowner transfers	(7,751,239)	(10,042,139)	(187,370)	92,900

Annuity payments	—	—	(628,961)	(627,072)

Withdrawals and death benefits	(101,994,564)	(78,595,946)	(8,529,997)	(7,034,879)

Net increase (decrease) in net assets resulting from contractowner transactions	944,747	(4,609,849)	(5,150,071)	(4,837,733)

Net increase (decrease) in net assets	104,566,401	68,291,625	(1,754,138)	(13,644)

NET ASSETS

Beginning of period	713,409,059	645,117,434	49,527,147	49,540,791

End of period	$817,975,460	$713,409,059	$47,773,009	$49,527,147

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,761,764	9,826,078	842,927	944,304

Units purchased	1,381,305	1,239,979	78,086	58,422

Units sold/transferred	(1,339,232)	(1,304,293)	(158,611)	(159,799)

End of period	9,803,837	9,761,764	762,402	842,927

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2010 Fund Sub-Account		Nuveen Lifecycle 2015 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$3,779,500	$3,856,951	$4,831,242	$5,093,632

Net realized gain (loss)	(772,659)	(2,883,366)	(1,576,290)	(2,587,460)

Net change in unrealized appreciation (depreciation) on investments	4,800,820	9,603,665	7,774,765	12,656,691

Net increase (decrease) in net assets from operations	7,807,661	10,577,250	11,029,717	15,162,863

FROM CONTRACTOWNER TRANSACTIONS

Premiums	33,168,949	17,124,036	21,725,741	20,844,065

Net contractowner transfers	(4,082,397)	(1,001,075)	(2,914,572)	(2,164,886)

Withdrawals and death benefits	(34,646,623)	(19,501,050)	(35,020,424)	(27,834,829)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,560,071)	(3,378,089)	(16,209,255)	(9,155,650)

Net increase (decrease) in net assets	2,247,590	7,199,161	(5,179,538)	6,007,213

NET ASSETS

Beginning of period	109,634,614	102,435,453	154,581,536	148,574,323

End of period	$111,882,204	$109,634,614	$149,401,998	$154,581,536

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,040,978	2,107,306	2,835,873	3,014,629

Units purchased	588,403	343,990	391,037	404,991

Units sold/transferred	(693,294)	(410,318)	(676,267)	(583,747)

End of period	1,936,087	2,040,978	2,550,643	2,835,873

	Nuveen Lifecycle 2020 Fund Sub-Account		Nuveen Lifecycle 2025 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$11,592,016	$12,581,620	$16,786,973	$17,459,837

Net realized gain (loss)	(443,986)	(5,229,706)	10,833,460	(5,389,407)

Net change in unrealized appreciation (depreciation) on investments	18,966,887	35,437,484	23,010,968	57,967,292

Net increase (decrease) in net assets from operations	30,114,917	42,789,398	50,631,401	70,037,722

FROM CONTRACTOWNER TRANSACTIONS

Premiums	47,536,124	49,685,747	85,202,898	69,917,228

Net contractowner transfers	(14,806,672)	(8,556,297)	(22,414,207)	(12,208,780)

Withdrawals and death benefits	(93,535,595)	(66,924,992)	(127,795,749)	(85,442,806)

Net increase (decrease) in net assets resulting from contractowner transactions	(60,806,143)	(25,795,542)	(65,007,058)	(27,734,358)

Net increase (decrease) in net assets	(30,691,226)	16,993,856	(14,375,657)	42,303,364

NET ASSETS

Beginning of period	402,036,692	385,042,836	611,472,086	569,168,722

End of period	$371,345,466	$402,036,692	$597,096,429	$611,472,086

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,167,234	7,665,323	10,504,235	11,010,018

Units purchased	821,458	938,228	1,413,260	1,292,308

Units sold/transferred	(1,841,355)	(1,436,317)	(2,456,725)	(1,798,091)

End of period	6,147,337	7,167,234	9,460,770	10,504,235

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle 2030 Fund Sub-Account		Nuveen Lifecycle 2035 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$19,355,500	$18,552,221	$19,451,580	$18,527,139

Net realized gain (loss)	16,434,569	(3,344,277)	18,759,257	(4,775,113)

Net change in unrealized appreciation (depreciation) on investments	34,065,023	74,180,626	47,776,535	94,459,466

Net increase (decrease) in net assets from operations	69,855,092	89,388,570	85,987,372	108,211,492

FROM CONTRACTOWNER TRANSACTIONS

Premiums	109,035,905	84,625,037	112,925,343	86,603,370

Net contractowner transfers	(19,456,059)	(7,571,469)	(25,423,863)	(9,074,828)

Withdrawals and death benefits	(124,591,316)	(70,028,861)	(114,653,826)	(61,305,775)

Net increase (decrease) in net assets resulting from contractowner transactions	(35,011,470)	7,024,707	(27,152,346)	16,222,767

Net increase (decrease) in net assets	34,843,622	96,413,277	58,835,026	124,434,259

NET ASSETS

Beginning of period	727,101,688	630,688,411	798,300,058	673,865,799

End of period	$761,945,310	$727,101,688	$857,135,084	$798,300,058

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	12,011,769	11,877,899	12,415,210	12,138,907

Units purchased	1,723,659	1,513,010	1,677,018	1,468,038

Units sold/transferred	(2,244,521)	(1,379,140)	(2,052,134)	(1,191,735)

End of period	11,490,907	12,011,769	12,040,094	12,415,210

	Nuveen Lifecycle 2040 Fund Sub-Account		Nuveen Lifecycle 2045 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$20,804,082	$20,323,576	$13,284,776	$12,711,308

Net realized gain (loss)	21,896,682	(4,927,763)	28,792,977	3,253,636

Net change in unrealized appreciation (depreciation) on investments	74,741,280	129,859,627	57,714,211	101,996,299

Net increase (decrease) in net assets from operations	117,442,044	145,255,440	99,791,964	117,961,243

FROM CONTRACTOWNER TRANSACTIONS

Premiums	109,072,298	86,907,191	109,366,096	85,199,267

Net contractowner transfers	(35,530,181)	(13,599,763)	(33,506,430)	(8,002,265)

Withdrawals and death benefits	(117,663,137)	(61,315,001)	(95,446,952)	(54,863,408)

Net increase (decrease) in net assets resulting from contractowner transactions	(44,121,020)	11,992,427	(19,587,286)	22,333,594

Net increase (decrease) in net assets	73,321,024	157,247,867	80,204,678	140,294,837

NET ASSETS

Beginning of period	961,830,659	804,582,792	753,123,382	612,828,545

End of period	$1,035,151,683	$961,830,659	$833,328,060	$753,123,382

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,902,667	13,709,634	11,031,023	10,672,649

Units purchased	1,486,514	1,384,116	1,491,881	1,370,299

Units sold/transferred	(2,054,492)	(1,191,083)	(1,729,271)	(1,011,925)

End of period	13,334,689	13,902,667	10,793,633	11,031,023

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2050 Fund Sub-Account		Nuveen Lifecycle 2055 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$11,129,235	$10,383,651	$4,577,835	$3,955,106

Net realized gain (loss)	24,648,913	3,761,214	11,306,106	247,294

Net change in unrealized appreciation (depreciation) on investments	56,556,432	93,877,830	23,411,363	39,177,631

Net increase (decrease) in net assets from operations	92,334,580	108,022,695	39,295,304	43,380,031

FROM CONTRACTOWNER TRANSACTIONS

Premiums	97,161,487	79,343,235	67,855,969	53,928,944

Net contractowner transfers	(30,554,824)	(7,205,161)	(18,394,194)	(3,278,605)

Withdrawals and death benefits	(84,107,220)	(49,529,161)	(44,490,355)	(22,171,240)

Net increase (decrease) in net assets resulting from contractowner transactions	(17,500,557)	22,608,913	4,971,420	28,479,099

Net increase (decrease) in net assets	74,834,023	130,631,608	44,266,724	71,859,130

NET ASSETS

Beginning of period	674,331,955	543,700,347	278,795,215	206,936,085

End of period	$749,165,978	$674,331,955	$323,061,939	$278,795,215

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,923,158	9,560,080	4,112,916	3,651,283

Units purchased	1,324,918	1,282,228	925,138	875,168

Units sold/transferred	(1,535,012)	(919,150)	(842,490)	(413,535)

End of period	9,713,064	9,923,158	4,195,564	4,112,916

	Nuveen Lifecycle 2060 Fund Sub-Account		Nuveen Lifecycle 2065 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,916,202	$1,419,061	$32,343	$20,754

Net realized gain (loss)	4,145,760	334,305	255,546	3,111

Net change in unrealized appreciation (depreciation) on investments	10,998,229	15,244,338	(13,384)	186,666

Net increase (decrease) in net assets from operations	17,060,191	16,997,704	274,505	210,531

FROM CONTRACTOWNER TRANSACTIONS

Premiums	45,478,250	36,829,961	2,810,173	1,330,134

Net contractowner transfers	(7,530,922)	(718,187)	(586,013)	(224,021)

Withdrawals and death benefits	(20,678,227)	(10,358,116)	(1,573,606)	(701,844)

Net increase (decrease) in net assets resulting from contractowner transactions	17,269,101	25,753,658	650,554	404,269

Net increase (decrease) in net assets	34,329,292	42,751,362	925,059	614,800

NET ASSETS

Beginning of period	116,918,027	74,166,665	1,591,824	977,024

End of period	$151,247,319	$116,918,027	$2,516,883	$1,591,824

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,473,866	1,878,756	48,500	35,739

Units purchased	881,066	854,577	78,499	44,209

Units sold/transferred	(537,940)	(259,467)	(59,687)	(31,448)

End of period	2,816,992	2,473,866	67,312	48,500

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle Index Retirement Income Fund Sub-Account	Nuveen Lifecycle Index 2010 Fund Sub-Account	Nuveen Lifecycle Index 2015 Fund Sub-Account
	December 31, 2024 (b)	December 31, 2024 (b)	December 31, 2024 (b)

FROM OPERATIONS

Net investment income (loss)	$4	$5	$1,555

Net realized gain (loss)	3	5	3,280

Net change in unrealized appreciation (depreciation) on investments	(1)	(8)	(1,560)

Net increase (decrease) in net assets from operations	6	2	3,275

FROM CONTRACTOWNER TRANSACTIONS

Premiums	164	412	138,956

Withdrawals and death benefits	—	—	(80,149)

Net increase (decrease) in net assets resulting from contractowner transactions	164	412	58,807

Net increase (decrease) in net assets	170	414	62,082

NET ASSETS

Beginning of period	—	—	—

End of period	$170	$414	$62,082

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	—	—

Units purchased	6	14	4,833

Units sold/transferred	—	(0)	(2,705)

End of period	6	14	2,128

	Nuveen Lifecycle Index 2020 Fund Sub-Account	Nuveen Lifecycle Index 2025 Fund Sub-Account
	December 31, 2024 (b)	December 31, 2024	December 31, 2023 (c)

FROM OPERATIONS

Net investment income (loss)	$1,669	$3,552	$1,356

Net realized gain (loss)	2,562	5,198	98

Net change in unrealized appreciation (depreciation) on investments	(1,011)	(2,050)	2,652

Net increase (decrease) in net assets from operations	3,220	6,700	4,106

FROM CONTRACTOWNER TRANSACTIONS

Premiums	132,969	98,195	59,683

Withdrawals and death benefits	(66,539)	(36,762)	13

Net increase (decrease) in net assets resulting from contractowner transactions	66,430	61,433	59,696

Net increase (decrease) in net assets	69,650	68,133	63,802

NET ASSETS

Beginning of period	—	63,802	—

End of period	$69,650	$131,935	$63,802

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	2,220	—

Units purchased	4,534	3,186	2,220

Units sold/transferred	(2,198)	(1,192)	—

End of period	2,336	4,214	2,220

(b)	For the period February 26, 2024 (commencement of operations) to December 31, 2024.
(c)	For the period February 1, 2023 (commencement of operations) to December 31, 2023.

B-36	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle Index 2030 Fund Sub-Account		Nuveen Lifecycle Index 2035 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,855	$1,294	$5,267	$3,766

Net realized gain (loss)	2,646	81	4,158	12

Net change in unrealized appreciation (depreciation) on investments	2,351	2,290	14,798	13,127

Net increase (decrease) in net assets from operations	6,852	3,665	24,223	16,905

FROM CONTRACTOWNER TRANSACTIONS

Premiums	58,032	57,071	71,146	161,950

Net contractowner transfers	—	127	—	—

Withdrawals and death benefits	(45,857)	3	(27,347)	12

Net increase (decrease) in net assets resulting from contractowner transactions	12,175	57,201	43,799	161,962

Net increase (decrease) in net assets	19,027	60,866	68,022	178,867

NET ASSETS

Beginning of period	63,645	2,779	185,092	6,225

End of period	$82,672	$63,645	$253,114	$185,092

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,175	108	6,073	239

Units purchased	1,837	2,077	2,183	5,746

Units sold/transferred	(1,431)	(10)	(804)	88

End of period	2,581	2,175	7,452	6,073

	Nuveen Lifecycle Index 2040 Fund Sub-Account		Nuveen Lifecycle Index 2045 Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$6,186	$2,820	$4,557	$896

Net realized gain (loss)	4,726	4	9,548	12

Net change in unrealized appreciation (depreciation) on investments	20,663	6,735	12,930	4,089

Net increase (decrease) in net assets from operations	31,575	9,559	27,035	4,997

FROM CONTRACTOWNER TRANSACTIONS

Premiums	359,671	141,433	636,081	36,954

Net contractowner transfers	—	248	—	—

Withdrawals and death benefits	(180,454)	4	(441,387)	6

Net increase (decrease) in net assets resulting from contractowner transactions	179,217	141,685	194,694	36,960

Net increase (decrease) in net assets	210,792	151,244	221,729	41,957

NET ASSETS

Beginning of period	154,226	2,982	50,122	8,165

End of period	$365,018	$154,226	$271,851	$50,122

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,946	112	1,545	301

Units purchased	10,617	4,873	18,030	1,243

Units sold/transferred	(5,169)	(39)	(12,178)	1

End of period	10,394	4,946	7,397	1,545

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle Index 2050 Fund Sub-Account		Nuveen Lifecycle Index 2055 Fund Sub-Account
	December 31, 2024	December 31, 2023 (d)	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$4,920	$2,325	$826	$304

Net realized gain (loss)	8,495	138	104	23

Net change in unrealized appreciation (depreciation) on investments	17,668	6,796	2,523	1,218

Net increase (decrease) in net assets from operations	31,083	9,259	3,453	1,545

FROM CONTRACTOWNER TRANSACTIONS

Premiums	335,298	122,176	24,481	14,317

Net contractowner transfers	—	35	—	—

Withdrawals and death benefits	(184,956)	5	24	1

Net increase (decrease) in net assets resulting from contractowner transactions	150,342	122,216	24,505	14,318

Net increase (decrease) in net assets	181,425	131,475	27,958	15,863

NET ASSETS

Beginning of period	131,475	—	16,928	1,065

End of period	$312,900	$131,475	$44,886	$16,928

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,067	—	516	39

Units purchased	9,403	—	685	477

Units sold/transferred	(4,988)	4,067	(12)	—

End of period	8,482	4,067	1,189	516

	Nuveen Lifecycle Index 2060 Fund Sub-Account		Nuveen Lifecycle Index 2065 Fund Sub-Account
	December 31, 2024	December 31, 2023 (e)	December 31, 2024	December 31, 2023 (f)

FROM OPERATIONS

Net investment income (loss)	$765	$195	$328	$70

Net realized gain (loss)	20	13	7	3

Net change in unrealized appreciation (depreciation) on investments	2,313	638	889	230

Net increase (decrease) in net assets from operations	3,098	846	1,224	303

FROM CONTRACTOWNER TRANSACTIONS

Premiums	28,354	10,295	13,733	3,680

Withdrawals and death benefits	24	2	10	—

Net increase (decrease) in net assets resulting from contractowner transactions	28,378	10,297	13,743	3,680

Net increase (decrease) in net assets	31,476	11,143	14,967	3,983

NET ASSETS

Beginning of period	11,143	—	3,983	—

End of period	$42,619	$11,143	$18,950	$3,983

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	338	—	120	—

Units purchased	784	338	375	120

Units sold/transferred	(0)	—	(0)	—

End of period	1,122	338	495	120

(d)	For the period February 13, 2023 (commencement of operations) to December 31, 2023.
(e)	For the period March 13, 2023 (commencement of operations) to December 31, 2023.
(f)	For the period April 7, 2023 (commencement of operations) to December 31, 2023.

B-38	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Mid Cap Growth Fund Sub-Account		Nuveen Mid Cap Value Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(815,130)	$(440,010)	$4,864,389	$4,942,840

Net realized gain (loss)	(2,744,837)	(2,627,927)	6,120,484	(14,855,540)

Net change in unrealized appreciation (depreciation) on investments	17,893,363	38,698,428	45,451,771	51,460,925

Net increase (decrease) in net assets from operations	14,333,396	35,630,491	56,436,644	41,548,225

FROM CONTRACTOWNER TRANSACTIONS

Premiums	10,731,701	12,439,346	36,729,210	46,514,408

Net contractowner transfers	(6,566,883)	(7,500,524)	(10,524,779)	(1,120,417)

Withdrawals and death benefits	(31,647,780)	(27,977,625)	(72,988,502)	(50,395,203)

Net increase (decrease) in net assets resulting from contractowner transactions	(27,482,962)	(23,038,803)	(46,784,071)	(5,001,212)

Net increase (decrease) in net assets	(13,149,566)	12,591,688	9,652,573	36,547,013

NET ASSETS

Beginning of period	193,211,547	180,619,859	419,401,062	382,854,049

End of period	$180,061,981	$193,211,547	$429,053,635	$419,401,062

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,280,984	2,571,527	6,137,618	6,180,436

Units purchased	127,204	167,390	512,114	766,401

Units sold/transferred	(437,370)	(457,933)	(1,128,606)	(809,219)

End of period	1,970,818	2,280,984	5,521,126	6,137,618

	Nuveen Money Market Fund Sub-Account		Nuveen Quant Small Cap Equity Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$3,116,957	$3,011,577	$1,872,242	$1,816,267

Net realized gain (loss)	—	—	39,994,074	2,835,831

Net change in unrealized appreciation (depreciation) on investments	—	—	8,738,275	43,214,216

Net increase (decrease) in net assets from operations	3,116,957	3,011,577	50,604,591	47,866,314

FROM CONTRACTOWNER TRANSACTIONS

Premiums	21,877,912	29,331,480	65,159,888	41,475,371

Net contractowner transfers	(1,704,292)	(103,154)	10,346,837	6,369,094

Withdrawals and death benefits	(19,322,672)	(27,748,124)	(58,365,559)	(37,360,679)

Net increase (decrease) in net assets resulting from contractowner transactions	850,948	1,480,202	17,141,166	10,483,786

Net increase (decrease) in net assets	3,967,905	4,491,779	67,745,757	58,350,100

NET ASSETS

Beginning of period	62,137,941	57,646,162	316,674,056	258,323,956

End of period	$66,105,846	$62,137,941	$384,419,813	$316,674,056

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,115,633	2,060,120	3,951,622	3,798,805

Units purchased	721,548	1,046,721	768,134	590,084

Units sold/transferred	(695,193)	(991,208)	(558,442)	(437,267)

End of period	2,141,988	2,115,633	4,161,314	3,951,622

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Real Estate Securities Select Fund Sub-Account		Nuveen S&P 500 Index Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$11,107,829	$9,381,952	$12,214,274	$12,494,111

Net realized gain (loss)	5,109,329	2,176,290	57,004,328	25,411,611

Net change in unrealized appreciation (depreciation) on investments	4,505,945	31,192,485	151,293,883	154,639,145

Net increase (decrease) in net assets from operations	20,723,103	42,750,727	220,512,485	192,544,867

FROM CONTRACTOWNER TRANSACTIONS

Premiums	47,924,304	35,849,690	106,063,554	84,141,014

Net contractowner transfers	5,130,953	(404,030)	(11,813,258)	(8,053,079)

Withdrawals and death benefits	(60,828,643)	(49,927,362)	(147,477,169)	(86,155,972)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,773,386)	(14,481,702)	(53,226,873)	(10,068,037)

Net increase (decrease) in net assets	12,949,717	28,269,025	167,285,612	182,476,830

NET ASSETS

Beginning of period	407,193,130	378,924,105	923,769,846	741,293,016

End of period	$420,142,847	$407,193,130	$1,091,055,458	$923,769,846

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,914,944	8,227,685	8,203,625	8,296,827

Units purchased	934,387	771,153	831,233	842,529

Units sold/transferred	(1,072,010)	(1,083,894)	(1,269,949)	(935,731)

End of period	7,777,321	7,914,944	7,764,909	8,203,625

	Nuveen Short Term Bond Fund Sub-Account		Nuveen Small Cap Blend Index Fund Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,584,813	$1,507,808	$9,138,573	$8,720,152

Net realized gain (loss)	(312,898)	(576,159)	41,336,442	13,595,666

Net change in unrealized appreciation (depreciation) on investments	663,551	1,297,728	14,901,509	66,656,886

Net increase (decrease) in net assets from operations	1,935,466	2,229,377	65,376,524	88,972,704

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,192,201	1,573,927	67,869,403	51,152,510

Net contractowner transfers	(1,923,343)	(3,729,492)	(15,697,569)	(15,866,471)

Withdrawals and death benefits	(5,899,660)	(7,596,240)	(97,670,747)	(72,695,627)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,630,802)	(9,751,805)	(45,498,913)	(37,409,588)

Net increase (decrease) in net assets	(4,695,336)	(7,522,428)	19,877,611	51,563,116

NET ASSETS

Beginning of period	40,721,779	48,244,207	610,243,548	558,680,432

End of period	$36,026,443	$40,721,779	$630,121,159	$610,243,548

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,104,174	1,377,454	7,889,839	8,442,843

Units purchased	32,526	44,939	833,134	735,648

Units sold/transferred	(207,846)	(318,219)	(1,416,693)	(1,288,652)

End of period	928,854	1,104,174	7,306,280	7,889,839

B-40	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Social Choice Low Carbon Equity Fund Sub-Account		Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account
	December 31, 2024‡	December 31, 2023	December 31, 2024	December 31, 2023 (g)

FROM OPERATIONS

Net investment income (loss)	$246,339	$322,940	$(9,216)	$(1,512)

Net realized gain (loss)	3,420,479	(1,014,107)	2,721,341	298,331

Net change in unrealized appreciation (depreciation) on investments	(1,331,433)	6,479,203	(706,735)	193,475

Net increase (decrease) in net assets from operations	2,335,385	5,788,036	2,005,390	490,294

FROM CONTRACTOWNER TRANSACTIONS

Premiums	207,102	823,115	9,092,078	5,085,804

Net contractowner transfers	(28,291,013)	(5,073,691)	3,499,559	1,707,133

Withdrawals and death benefits	(1,424,953)	(4,334,979)	(6,567,101)	(3,512,904)

Net increase (decrease) in net assets resulting from contractowner transactions	(29,508,864)	(8,585,555)	6,024,536	3,280,033

Net increase (decrease) in net assets	(27,173,479)	(2,797,519)	8,029,926	3,770,327

NET ASSETS

Beginning of period	27,173,479	29,970,998	3,770,327	—

End of period	$—	$27,173,479	$11,800,253	$3,770,327

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	756,178	1,026,522	116,728	—

Units purchased	4,672	24,461	239,958	179,132

Units sold/transferred	(760,850)	(294,805)	(74,232)	(62,404)

End of period	—	756,178	282,454	116,728

	Amana Income Fund (Institutional Shares) Sub-Account		Amana Participation Fund (Institutional Shares) Sub-Account
	December 31, 2024	December 31, 2023 (h)	December 31, 2024 (i)

FROM OPERATIONS

Net investment income (loss)	$16,540	$6,216	$234

Net realized gain (loss)	159,593	55,302	(417)

Net change in unrealized appreciation (depreciation) on investments	(53,131)	(1,871)	(13)

Net increase (decrease) in net assets from operations	123,002	59,647	(196)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,099,658	685,225	68,269

Net contractowner transfers	94,065	282,714	143,455

Withdrawals and death benefits	(197,765)	(163,004)	(208,948)

Net increase (decrease) in net assets resulting from contractowner transactions	995,958	804,935	2,776

Net increase (decrease) in net assets	1,118,960	864,582	2,580

NET ASSETS

Beginning of period	864,582	—	—

End of period	$1,983,542	$864,582	$2,580

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	29,949	—	—

Units purchased	34,168	25,428	2,594

Units sold/transferred	(3,337)	4,521	(2,496)

End of period	60,780	29,949	98

‡	Nuveen Social Choice Low Carbon Equity Fund Sub-Account merged into Nuveen Large Cap Responsible Equity Fund Sub-Account on December 13, 2024.
(g)	For the period January 9, 2023 (commencement of operations) to December 31, 2023.
(h)	For the period January 4, 2023 (commencement of operations) to December 31, 2023.
(i)	For the period July 22, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account		American Century Mid Cap Value Fund (R6 Class) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(9,829)	$22,445	$330,779	$500,795

Net realized gain (loss)	1,153,764	(545,257)	1,046,239	(1,410,713)

Net change in unrealized appreciation (depreciation) on investments	1,021,590	2,970,568	228,127	2,355,595

Net increase (decrease) in net assets from operations	2,165,525	2,447,756	1,605,145	1,445,677

FROM CONTRACTOWNER TRANSACTIONS

Premiums	105,519	55,600	145,358	2,555,122

Net contractowner transfers	(779,720)	(935,838)	(4,429,132)	(8,357,819)

Withdrawals and death benefits	(800,208)	(576,477)	(4,460,743)	(3,959,359)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,474,409)	(1,456,715)	(8,744,517)	(9,762,056)

Net increase (decrease) in net assets	691,116	991,041	(7,139,372)	(8,316,379)

NET ASSETS

Beginning of period	9,650,161	8,659,120	22,860,461	31,176,840

End of period	$10,341,277	$9,650,161	$15,721,089	$22,860,461

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	152,102	179,227	604,373	877,071

Units purchased	1,485	1,056	3,544	72,413

Units sold/transferred	(22,142)	(28,181)	(225,951)	(345,111)

End of period	131,445	152,102	381,966	604,373

	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account		American Funds New Perspective Fund (Class R-6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$5,394,061	$6,097,500	$222	$217

Net realized gain (loss)	23,364,865	12,022,652	1,700	(1,256)

Net change in unrealized appreciation (depreciation) on investments	(14,046,291)	30,370,829	7,908	9,298

Net increase (decrease) in net assets from operations	14,712,635	48,490,981	9,830	8,259

FROM CONTRACTOWNER TRANSACTIONS

Premiums	60,614,775	24,092,726	45,941	4,941

Net contractowner transfers	52,350,357	(22,511,078)	5,923	(4,546)

Withdrawals and death benefits	(52,850,585)	(47,208,332)	(16,727)	(4,212)

Net increase (decrease) in net assets resulting from contractowner transactions	60,114,547	(45,626,684)	35,137	(3,817)

Net increase (decrease) in net assets	74,827,182	2,864,297	44,967	4,442

NET ASSETS

Beginning of period	327,455,117	324,590,820	42,828	38,386

End of period	$402,282,299	$327,455,117	$87,795	$42,828

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,169,291	7,088,237	1,379	1,534

Units purchased	1,054,785	484,120	1,337	176

Units sold/transferred	(4,581)	(1,403,066)	(284)	(331)

End of period	7,219,495	6,169,291	2,432	1,379

B-42	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

			American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account		Ariel Appreciation Fund (Institutional Class) Sub-Account
			December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)			$2,794,103	$3,564,966	$2,376	$4,505

Net realized gain (loss)			26,723,375	17,632,945	15,678	5,202

Net change in unrealized appreciation (depreciation) on investments			2,264,538	8,325,194	9,568	34,093

Net increase (decrease) in net assets from operations			31,782,016	29,523,105	27,622	43,800

FROM CONTRACTOWNER TRANSACTIONS

Premiums			1,283,755	979,048	51,207	4,559

Net contractowner transfers			(16,179,617)	(21,836,828)	(36,437)	(36,548)

Withdrawals and death benefits			(27,469,347)	(24,777,180)	(85,968)	(65,202)

Net increase (decrease) in net assets resulting from contractowner transactions			(42,365,209)	(45,634,960)	(71,198)	(97,191)

Net increase (decrease) in net assets			(10,583,193)	(16,111,855)	(43,576)	(53,391)

NET ASSETS

Beginning of period			183,243,357	199,355,212	441,787	495,178

End of period			$172,660,164	$183,243,357	$398,211	$441,787

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period			1,786,599	2,282,410	10,725	13,324

Units purchased			12,040	11,205	1,350	132

Units sold/transferred			(386,666)	(507,016)	(2,995)	(2,731)

End of period			1,411,973	1,786,599	9,080	10,725

	BlackRock Total Return Fund (Class K) Sub-Account		Champlain Mid Cap Fund (Institutional Shares) Sub-Account		DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
	December 31, 2024 (j)		December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$0	^	$(35,414)	$(29,212)	$2,092,718	$2,413,234

Net realized gain (loss)	0	^	3,500,318	1,077,708	663,935	488,245

Net change in unrealized appreciation (depreciation) on investments	0	^	(1,616,522)	3,650,244	2,114,014	6,239,954

Net increase (decrease) in net assets from operations	0	^	1,848,382	4,698,740	4,870,667	9,141,433

FROM CONTRACTOWNER TRANSACTIONS

Premiums	26		1,834,125	3,381,779	2,515,131	2,299,383

Net contractowner transfers	—		(5,635,518)	(4,839,637)	(2,108,847)	(3,221,090)

Withdrawals and death benefits	—		(3,396,230)	(4,861,806)	(10,383,717)	(9,685,665)

Net increase (decrease) in net assets resulting from contractowner transactions	26		(7,197,623)	(6,319,664)	(9,977,433)	(10,607,372)

Net increase (decrease) in net assets	26		(5,349,241)	(1,620,924)	(5,106,766)	(1,465,939)

NET ASSETS

Beginning of period	—		32,453,516	34,074,440	74,072,285	75,538,224

End of period	$26		$27,104,275	$32,453,516	$68,965,519	$74,072,285

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—		598,053	723,982	2,393,245	2,753,526

Units purchased	1		33,158	69,301	80,815	82,142

Units sold/transferred	—		(159,714)	(195,230)	(384,903)	(442,423)

End of period	1		471,497	598,053	2,089,157	2,393,245

^	Amount represents less than $1.
(j)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Dodge & Cox International Stock Fund (Class I) Sub-Account		Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account		iShares Russell Mid-Cap Index Fund (Class K) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024 (k)		December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,013,447	$1,279,393	$0	^	$928	$389

Net realized gain (loss)	1,692,848	1,302,063	4		5,861	632

Net change in unrealized appreciation (depreciation) on investments	(419,977)	6,567,559	13		5,202	3,596

Net increase (decrease) in net assets from operations	2,286,318	9,149,015	17		11,991	4,617

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,068,526	3,610,765	88		43,635	17,670

Net contractowner transfers	(6,174,268)	(2,975,871)	—		25,680	8,704

Withdrawals and death benefits	(9,351,201)	(7,746,864)	—		(1,544)	(210)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,456,943)	(7,111,970)	88		67,771	26,164

Net increase (decrease) in net assets	(11,170,625)	2,037,045	105		79,762	30,781

NET ASSETS

Beginning of period	60,262,840	58,225,795	—		47,541	16,760

End of period	$49,092,215	$60,262,840	$105		$127,303	$47,541

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,401,148	1,577,455	—		1,380	566

Units purchased	46,460	90,384	3		1,163	564

Units sold/transferred	(345,934)	(266,691)	—		685	250

End of period	1,101,674	1,401,148	3		3,228	1,380

	JPMorgan Core Plus Bond Fund (Class R6) Sub-Account	JPMorgan Equity Income Fund (Class R6) Sub-Account		JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2024 (j)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1	$125	$462	$241,884	$322,782

Net realized gain (loss)	—	2,138	(544)	11,505,636	754,531

Net change in unrealized appreciation (depreciation) on investments	—	(645)	966	32,382,789	23,307,607

Net increase (decrease) in net assets from operations	1	1,618	884	44,130,309	24,384,920

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,555	2,310	4,555	49,054,169	59,390,013

Net contractowner transfers	(3,578)	(10,517)	(3,578)	12,934,896	54,976,286

Withdrawals and death benefits	(952)	(11,698)	(2,554)	(40,670,379)	(17,948,599)

Net increase (decrease) in net assets resulting from contractowner transactions	25	(19,905)	(1,577)	21,318,686	96,417,700

Net increase (decrease) in net assets	26	(18,287)	(693)	65,448,995	120,802,620

NET ASSETS

Beginning of period	—	23,494	24,187	131,427,996	10,625,376

End of period	$26	$5,207	$23,494	$196,876,991	$131,427,996

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	658	707	4,178,688	455,450

Units purchased	1	61	135	1,303,040	2,172,037

Units sold/transferred	—	(589)	(184)	(811,535)	1,551,201

End of period	1	130	658	4,670,193	4,178,688

^	Amount represents less than $1.
(j)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.
(k)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.

B-44	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	JPMorgan Small Cap Value Fund (Class R-6) Sub-Account		Lazard International Equity Portfolio (R6 Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$382,276	$568,763	$762,904	$646,112

Net realized gain (loss)	3,683,825	36,546	702,398	(97,487)

Net change in unrealized appreciation (depreciation) on investments	(701,973)	3,805,630	28,488	3,312,812

Net increase (decrease) in net assets from operations	3,364,128	4,410,939	1,493,790	3,861,437

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,575,200	6,341,710	29,272	35,352

Net contractowner transfers	(6,069,432)	6,291,792	(2,168,635)	(2,407,602)

Withdrawals and death benefits	(4,568,249)	(2,355,079)	(1,242,796)	(1,325,390)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,062,481)	10,278,423	(3,382,159)	(3,697,640)

Net increase (decrease) in net assets	(3,698,353)	14,689,362	(1,888,369)	163,797

NET ASSETS

Beginning of period	39,403,537	24,714,175	25,177,662	25,013,865

End of period	$35,705,184	$39,403,537	$23,289,293	$25,177,662

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,031,248	732,083	673,931	779,018

Units purchased	88,991	184,553	814	1,054

Units sold/transferred	(263,739)	114,612	(85,756)	(106,141)

End of period	856,500	1,031,248	588,989	673,931

	Lord Abbett High Yield Fund (Class R6) Sub-Account		Macquarie Emerging Markets Fund (Class R6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,639,373	$2,290,139	$2,012,103	$2,311,583

Net realized gain (loss)	(1,129,491)	(805,970)	409,331	73,549

Net change in unrealized appreciation (depreciation) on investments	1,577,581	1,991,777	1,666,010	9,493,349

Net increase (decrease) in net assets from operations	3,087,463	3,475,946	4,087,444	11,878,481

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,166,773	4,494,593	19,044,601	8,933,967

Net contractowner transfers	(5,319,105)	(3,935)	8,783,134	(2,491,085)

Withdrawals and death benefits	(4,085,970)	(3,898,488)	(8,333,186)	(6,793,441)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,238,302)	592,170	19,494,549	(350,559)

Net increase (decrease) in net assets	(4,150,839)	4,068,116	23,581,993	11,527,922

NET ASSETS

Beginning of period	36,073,980	32,005,864	79,486,024	67,958,102

End of period	$31,923,141	$36,073,980	$103,068,017	$79,486,024

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,117,611	1,097,347	2,059,495	2,071,510

Units purchased	66,420	148,504	448,842	253,680

Units sold/transferred	(274,764)	(128,240)	(741)	(265,695)

End of period	909,267	1,117,611	2,507,596	2,059,495

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Macquarie Small Cap Value Fund (Class R6) Sub-Account		MFS International Diversification Fund (Class R6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$141,964	$76,408	$1,577,604	$1,268,636

Net realized gain (loss)	1,525,189	115,207	2,259,061	835,611

Net change in unrealized appreciation (depreciation) on investments	(909,040)	186,069	(644,066)	2,365,732

Net increase (decrease) in net assets from operations	758,113	377,684	3,192,599	4,469,979

FROM CONTRACTOWNER TRANSACTIONS

Premiums	7,182,889	2,625,940	13,396,364	15,317,106

Net contractowner transfers	3,573,739	2,174,399	1,660,969	15,650,666

Withdrawals and death benefits	(5,663,249)	(1,590,093)	(4,403,533)	(3,554,467)

Net increase (decrease) in net assets resulting from contractowner transactions	5,093,379	3,210,246	10,653,800	27,413,305

Net increase (decrease) in net assets	5,851,492	3,587,930	13,846,399	31,883,284

NET ASSETS

Beginning of period	5,194,405	1,606,475	51,082,129	19,198,845

End of period	$11,045,897	$5,194,405	$64,928,528	$51,082,129

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	123,529	41,856	1,771,528	761,195

Units purchased	159,672	68,317	438,088	561,741

Units sold/transferred	(46,993)	13,356	(93,663)	448,592

End of period	236,208	123,529	2,115,953	1,771,528

	MFS Mid Cap Growth Fund (Class R6) Sub-Account		MFS Mid Cap Value Fund (Class R6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$(39,237)	$(30,404)	$2,445,998	$2,435,053

Net realized gain (loss)	2,997,247	(311,473)	21,955,295	2,446,574

Net change in unrealized appreciation (depreciation) on investments	2,209,927	6,321,341	1,596,797	11,565,694

Net increase (decrease) in net assets from operations	5,167,937	5,979,464	25,998,090	16,447,321

FROM CONTRACTOWNER TRANSACTIONS

Premiums	8,910,579	5,967,907	38,564,448	46,426,577

Net contractowner transfers	35,791	(398,097)	15,074,750	51,073,423

Withdrawals and death benefits	(7,199,845)	(3,626,199)	(23,061,516)	(8,955,739)

Net increase (decrease) in net assets resulting from contractowner transactions	1,746,525	1,943,611	30,577,682	88,544,261

Net increase (decrease) in net assets	6,914,462	7,923,075	56,575,772	104,991,582

NET ASSETS

Beginning of period	34,777,393	26,854,318	170,517,449	65,525,867

End of period	$41,691,855	$34,777,393	$227,093,221	$170,517,449

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,232,024	1,154,698	3,614,793	1,570,076

Units purchased	288,811	235,779	753,308	1,077,738

Units sold/transferred	(232,915)	(158,453)	(145,078)	966,979

End of period	1,287,920	1,232,024	4,223,023	3,614,793

B-46	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account		NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024 (j)

FROM OPERATIONS

Net investment income (loss)	$(11,499)	$(12,232)	$61,200

Net realized gain (loss)	527,518	530,884	3,281

Net change in unrealized appreciation (depreciation) on investments	935,925	1,396,056	(42,529)

Net increase (decrease) in net assets from operations	1,451,944	1,914,708	21,952

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,154,735	1,596,559	2,554,665

Net contractowner transfers	(2,008,170)	(607,185)	3,453,041

Withdrawals and death benefits	(1,499,297)	(1,960,465)	(481,405)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,352,732)	(971,091)	5,526,301

Net increase (decrease) in net assets	(900,788)	943,617	5,548,253

NET ASSETS

Beginning of period	11,654,724	10,711,107	—

End of period	$10,753,936	$11,654,724	$5,548,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	221,943	241,395	—

Units purchased	20,381	32,925	98,423

Units sold/transferred	(63,652)	(52,377)	111,870

End of period	178,672	221,943	210,293

	Parnassus Core Equity Fund (Institutional Shares) Sub-Account		Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$24,726	$17,301	$(1,001)	$(856)

Net realized gain (loss)	832,760	240,914	52,352	(7,550)

Net change in unrealized appreciation (depreciation) on investments	(55,999)	194,997	44,158	270,434

Net increase (decrease) in net assets from operations	801,487	453,212	95,509	262,028

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,361,337	1,843,855	2,304	1,175

Net contractowner transfers	581,109	2,306,235	(68,911)	(82,916)

Withdrawals and death benefits	(1,194,984)	(459,654)	(41,230)	(38,214)

Net increase (decrease) in net assets resulting from contractowner transactions	747,462	3,690,436	(107,837)	(119,955)

Net increase (decrease) in net assets	1,548,949	4,143,648	(12,328)	142,073

NET ASSETS

Beginning of period	4,166,693	23,045	940,486	798,413

End of period	$5,715,642	$4,166,693	$928,158	$940,486

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	141,535	979	21,005	24,170

Units purchased	41,330	68,841	53	32

Units sold/transferred	(19,210)	71,715	(2,285)	(3,197)

End of period	163,655	141,535	18,773	21,005

(j)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account		PGIM Total Return Bond Fund (Class R6) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$203,063	$120,899	$466,943	$191,890

Net realized gain (loss)	1,693,528	61,518	(1,761)	(12,336)

Net change in unrealized appreciation (depreciation) on investments	(363,750)	740,565	(215,294)	209,521

Net increase (decrease) in net assets from operations	1,532,841	922,982	249,888	389,075

FROM CONTRACTOWNER TRANSACTIONS

Premiums	7,710,714	5,989,750	4,397,616	4,598,964

Net contractowner transfers	2,792,577	3,145,793	2,767,892	3,454,701

Withdrawals and death benefits	(3,838,158)	(963,938)	(2,291,968)	(692,784)

Net increase (decrease) in net assets resulting from contractowner transactions	6,665,133	8,171,605	4,873,540	7,360,881

Net increase (decrease) in net assets	8,197,974	9,094,587	5,123,428	7,749,956

NET ASSETS

Beginning of period	9,249,759	155,172	8,105,995	356,039

End of period	$17,447,733	$9,249,759	$13,229,423	$8,105,995

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	330,271	6,307	350,812	16,591

Units purchased	256,427	235,675	188,542	208,744

Units sold/transferred	(31,224)	88,289	16,914	125,477

End of period	555,474	330,271	556,268	350,812

	Templeton Global Bond Fund (Class R6) Sub-Account		T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$354,325	$350,494	$(378,539)	$(301,357)

Net realized gain (loss)	(705,610)	(967,521)	44,257,671	15,930,255

Net change in unrealized appreciation (depreciation) on investments	(441,371)	796,994	43,516,587	84,374,908

Net increase (decrease) in net assets from operations	(792,656)	179,967	87,395,719	100,003,806

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,574	25,529	21,573,294	16,572,859

Net contractowner transfers	(863,416)	(1,120,082)	(15,626,345)	(10,725,704)

Withdrawals and death benefits	(626,570)	(1,121,498)	(52,953,241)	(34,334,252)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,467,412)	(2,216,051)	(47,006,292)	(28,487,097)

Net increase (decrease) in net assets	(2,260,068)	(2,036,084)	40,389,427	71,516,709

NET ASSETS

Beginning of period	7,660,202	9,696,286	300,708,753	229,192,044

End of period	$5,400,134	$7,660,202	$341,098,180	$300,708,753

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	317,214	412,100	1,761,422	1,960,319

Units purchased	1,076	1,161	108,466	115,280

Units sold/transferred	(65,458)	(96,047)	(341,748)	(314,177)

End of period	252,832	317,214	1,528,140	1,761,422

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account		Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$119,457	$(30,217)	$4,206,614	$2,882,302

Net realized gain (loss)	4,331,452	776,943	168,327	(14,923)

Net change in unrealized appreciation (depreciation) on investments	(231,325)	4,881,939	8,147,414	3,082,065

Net increase (decrease) in net assets from operations	4,219,584	5,628,665	12,522,355	5,949,444

FROM CONTRACTOWNER TRANSACTIONS

Premiums	8,888,788	4,605,638	30,089,596	27,000,010

Net contractowner transfers	6,447,452	3,875,086	21,517,122	31,492,664

Withdrawals and death benefits	(3,586,247)	(1,830,255)	(15,671,143)	(6,207,760)

Net increase (decrease) in net assets resulting from contractowner transactions	11,749,993	6,650,469	35,935,575	52,284,914

Net increase (decrease) in net assets	15,969,577	12,279,134	48,457,930	58,234,358

NET ASSETS

Beginning of period	35,420,844	23,141,710	96,244,939	38,010,581

End of period	$51,390,421	$35,420,844	$144,702,869	$96,244,939

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	713,740	565,156	3,337,120	1,440,578

Units purchased	163,789	103,364	984,833	981,516

Units sold/transferred	39,373	45,220	200,172	915,026

End of period	916,902	713,740	4,522,125	3,337,120

	Vanguard Equity Income Fund (Admiral Shares) Sub-Account		Vanguard Explorer Fund (Admiral Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$10,986,816	$10,581,561	$978,135	$1,357,633

Net realized gain (loss)	36,895,308	20,732,573	21,761,337	1,325,897

Net change in unrealized appreciation (depreciation) on investments	9,443,466	(2,608,470)	2,917,017	44,052,337

Net increase (decrease) in net assets from operations	57,325,590	28,705,664	25,656,489	46,735,867

FROM CONTRACTOWNER TRANSACTIONS

Premiums	48,559,407	75,374,639	20,378,335	19,973,034

Net contractowner transfers	(36,570,971)	38,499,244	(21,962,137)	(18,497,352)

Withdrawals and death benefits	(58,875,034)	(41,231,879)	(43,606,331)	(35,712,594)

Net increase (decrease) in net assets resulting from contractowner transactions	(46,886,598)	72,642,004	(45,190,133)	(34,236,912)

Net increase (decrease) in net assets	10,438,992	101,347,668	(19,533,644)	12,498,955

NET ASSETS

Beginning of period	397,098,101	295,750,433	268,404,480	255,905,525

End of period	$407,537,093	$397,098,101	$248,870,836	$268,404,480

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,961,130	6,385,777	3,020,167	3,448,615

Units purchased	899,138	1,622,291	217,864	250,523

Units sold/transferred	(1,757,761)	(46,938)	(698,208)	(678,971)

End of period	7,102,507	7,961,130	2,539,823	3,020,167

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account		Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$2,744,360	$1,759,428	$63,084	$33,445

Net realized gain (loss)	4,221,659	1,159,367	290,945	(115,702)

Net change in unrealized appreciation (depreciation) on investments	31,608,559	27,528,711	982,387	850,856

Net increase (decrease) in net assets from operations	38,574,578	30,447,506	1,336,416	768,599

FROM CONTRACTOWNER TRANSACTIONS

Premiums	71,499,045	25,025,052	2,435,641	1,437,832

Net contractowner transfers	78,539,512	2,278,850	1,480,364	458,393

Withdrawals and death benefits	(26,297,455)	(14,739,193)	(1,033,788)	(808,402)

Net increase (decrease) in net assets resulting from contractowner transactions	123,741,102	12,564,709	2,882,217	1,087,823

Net increase (decrease) in net assets	162,315,680	43,012,215	4,218,633	1,856,422

NET ASSETS

Beginning of period	159,313,290	116,301,075	3,974,701	2,118,279

End of period	$321,628,970	$159,313,290	$8,193,334	$3,974,701

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,329,272	3,045,130	112,213	78,738

Units purchased	1,353,715	600,365	59,624	46,279

Units sold/transferred	1,070,672	(316,223)	11,977	(12,804)

End of period	5,753,659	3,329,272	183,814	112,213

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account		Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$9,078,877	$6,325,645	$501,134	$463,425

Net realized gain (loss)	12,544,811	7,819,426	(517,751)	(541,994)

Net change in unrealized appreciation (depreciation) on investments	125,854,659	79,630,015	183,784	604,407

Net increase (decrease) in net assets from operations	147,478,347	93,775,086	167,167	525,838

FROM CONTRACTOWNER TRANSACTIONS

Premiums	156,974,555	97,311,434	389,568	1,094,248

Net contractowner transfers	94,281,686	42,606,166	119,477	(134,995)

Withdrawals and death benefits	(66,350,794)	(35,034,917)	(1,384,600)	(2,235,845)

Net increase (decrease) in net assets resulting from contractowner transactions	184,905,447	104,882,683	(875,555)	(1,276,592)

Net increase (decrease) in net assets	332,383,794	198,657,769	(708,388)	(750,754)

NET ASSETS

Beginning of period	519,194,992	320,537,223	13,137,697	13,888,451

End of period	$851,578,786	$519,194,992	$12,429,309	$13,137,697

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	14,041,779	10,934,922	429,168	471,166

Units purchased	3,695,371	2,965,264	13,332	37,689

Units sold/transferred	707,677	141,593	(43,051)	(79,687)

End of period	18,444,827	14,041,779	399,449	429,168

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account		Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account
	December 31, 2024 (l)	December 31, 2024	December 31, 2023	December 31, 2024 (k)

FROM OPERATIONS

Net investment income (loss)	$0 ^	$3,384,723	$3,204,534	$6

Net realized gain (loss)	2	21,683,870	12,208,814	(5)

Net change in unrealized appreciation (depreciation) on investments	2	(9,981,157)	26,722,478	381

Net increase (decrease) in net assets from operations	4	15,087,436	42,135,826	382

FROM CONTRACTOWNER TRANSACTIONS

Premiums	96	24,757,225	33,114,262	126

Net contractowner transfers	(34)	(11,663,900)	8,516,949	—

Withdrawals and death benefits	—	(34,515,539)	(25,562,701)	68

Net increase (decrease) in net assets resulting from contractowner transactions	62	(21,422,214)	16,068,510	194

Net increase (decrease) in net assets	66	(6,334,778)	58,204,336	576

NET ASSETS

Beginning of period	—	215,152,851	156,948,515	—

End of period	$66	$208,818,073	$215,152,851	$576

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	2,495,650	2,278,912	—

Units purchased	3	273,369	440,603	4

Units sold/transferred	(1)	(506,113)	(223,865)	3

End of period	2	2,262,906	2,495,650	7

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account		Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$4,501,129	$5,217,343	$7,066,644	$3,709,771

Net realized gain (loss)	16,279,453	17,286,505	(281,272)	(409,646)

Net change in unrealized appreciation (depreciation) on investments	6,442,911	12,443,466	(4,040,410)	3,681,675

Net increase (decrease) in net assets from operations	27,223,493	34,947,314	2,744,962	6,981,800

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,501,545	3,998,314	53,573,239	40,288,872

Net contractowner transfers	(14,328,691)	(22,577,458)	50,590,871	37,321,797

Withdrawals and death benefits	(33,819,289)	(33,460,061)	(26,945,506)	(18,993,082)

Net increase (decrease) in net assets resulting from contractowner transactions	(41,646,435)	(52,039,205)	77,218,604	58,617,587

Net increase (decrease) in net assets	(14,422,942)	(17,091,891)	79,963,566	65,599,387

NET ASSETS

Beginning of period	242,813,613	259,905,504	152,300,538	86,701,151

End of period	$228,390,671	$242,813,613	$232,264,104	$152,300,538

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,068,166	3,804,152	5,576,749	3,352,827

Units purchased	77,878	57,458	2,093,328	1,625,055

Units sold/transferred	(575,186)	(793,444)	737,302	598,867

End of period	2,570,858	3,068,166	8,407,379	5,576,749

^	Amount represents less than $1.
(k)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.
(l)	For the period July 10, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-51

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended	concluded

	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account		Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$1,432,622	$676,282	$2,074,909	$796,274

Net realized gain (loss)	102,875	127,125	—	—

Net change in unrealized appreciation (depreciation) on investments	(388,091)	585,330	—	—

Net increase (decrease) in net assets from operations	1,147,406	1,388,737	2,074,909	796,274

FROM CONTRACTOWNER TRANSACTIONS

Premiums	12,861,822	874,616	65,123,452	28,228,380

Net contractowner transfers	19,943,874	(3,495,224)	(31,391,085)	7,722,009

Withdrawals and death benefits	(5,455,628)	(3,407,161)	(9,943,631)	(10,584,644)

Net increase (decrease) in net assets resulting from contractowner transactions	27,350,068	(6,027,769)	23,788,736	25,365,745

Net increase (decrease) in net assets	28,497,474	(4,639,032)	25,863,645	26,162,019

NET ASSETS

Beginning of period	14,931,804	19,570,836	28,697,462	2,535,443

End of period	$43,429,278	$14,931,804	$54,561,107	$28,697,462

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	640,497	912,907	1,078,631	100,028

Units purchased	536,509	—	2,402,400	1,089,082

Units sold/transferred	621,079	(272,410)	(1,530,468)	(110,479)

End of period	1,798,085	640,497	1,950,563	1,078,631

	Vanguard Wellington Fund (Admiral Shares) Sub-Account		Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

FROM OPERATIONS

Net investment income (loss)	$6,751,250	$7,654,881	$11,450,952	$10,285,848

Net realized gain (loss)	27,287,088	11,678,406	(6,216,006)	(7,574,548)

Net change in unrealized appreciation (depreciation) on investments	10,208,232	26,140,662	(7,355,670)	13,367,195

Net increase (decrease) in net assets from operations	44,246,570	45,473,949	(2,120,724)	16,078,495

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,313,988	3,136,253	29,225,288	19,157,403

Net contractowner transfers	(23,120,817)	(36,463,296)	8,444,973	(6,887,546)

Withdrawals and death benefits	(49,899,067)	(45,530,609)	(32,765,637)	(32,172,410)

Net increase (decrease) in net assets resulting from contractowner transactions	(69,705,896)	(78,857,652)	4,904,624	(19,902,553)

Net increase (decrease) in net assets	(25,459,326)	(33,383,703)	2,783,900	(3,824,058)

NET ASSETS

Beginning of period	332,024,020	365,407,723	247,884,347	251,708,405

End of period	$306,564,694	$332,024,020	$250,668,247	$247,884,347

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,806,187	6,043,521	5,391,263	5,839,401

Units purchased	44,952	49,502	642,697	438,088

Units sold/transferred	(983,355)	(1,286,836)	(526,044)	(886,226)

End of period	3,867,784	4,806,187	5,507,916	5,391,263

B-52	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Notes to Financial Statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended, and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 99 investment accounts (“Sub-Accounts”). The Separate Account invests in Class R6 shares of certain Nuveen Funds and institutional or other share classes of certain non-Nuveen Funds (each a “Fund” and collectively the “Funds”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the total value of a participant’s accumulation units on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Mixed Gender 2012 IAR Mortality Table with .5 year setbacks. The 2012 IAR Mortality Table is used without setback for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA and may result in additional amounts being transferred into the variable annuity account by TIAA Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA.

Participants in any Sub-Account can annuitize by transferring their assets to the Nuveen Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective May 6, 2024, the name of the Institutional share class for the Nuveen Funds changed to Class R6 and therefore all references to the name of this share class in this report have changed.

Effective April 30, 2024, the Vanguard Total Bond Market Index Fund share class changed from Institutional Shares to Institutional Plus Shares.

The Amana Participation Fund (Institutional Shares) Sub-Account commenced operations on July 22, 2024.

The BlackRock Total Return Fund (Class K) Sub-Account, JPMorgan Core Plus Bond Fund (Class R6) Sub-Account, NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account commenced operations on May 1, 2024.

The Nuveen Lifecycle Index Retirement Income Fund Sub-Account, Nuveen Lifecycle Index 2010 Fund Sub-Account, Lifecycle Index 2015 Fund Sub-Account, Lifecycle Index 2020 Fund Sub-Account commenced operations on February 26, 2024.

The Vanguard Mid Cap Index Fund Sub-Account (Admiral Class) commenced operations on July 10, 2024.

The Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account and Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account commenced operations on January 1, 2024.

Effective May 1, 2024, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund

TIAA-CREF Bond Index Fund	Nuveen Bond Index Fund

TIAA-CREF Core Bond Fund	Nuveen Core Bond Fund

TIAA-CREF Core Impact Bond Fund	Nuveen Core Impact Bond Fund

TIAA-CREF Core Plus Bond Fund	Nuveen Core Plus Bond Fund

TIAA-CREF Emerging Markets Equity Fund	Nuveen Emerging Markets Equity Fund

TIAA-CREF Emerging Markets Equity Index Fund	Nuveen Emerging Markets Equity Index Fund

TIAA-CREF Equity Index Fund	Nuveen Equity Index Fund

TIAA-CREF Green Bond Fund	Nuveen Green Bond Fund

TIAA-CREF Growth & Income Fund	Nuveen Core Equity Fund

TIAA-CREF High-Yield Fund	Nuveen High Yield Fund

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-53

Notes to Financial Statements

TIAA Separate Account VA-3

Current Fund	New Fund

TIAA-CREF Inflation-Linked Bond Fund	Nuveen Inflation Linked Bond Fund

TIAA-CREF International Equity Fund	Nuveen International Equity Fund

TIAA-CREF International Equity Index Fund	Nuveen International Equity Index Fund

TIAA-CREF Large-Cap Growth Fund	Nuveen Large Cap Growth Fund

TIAA-CREF Large-Cap Growth Index Fund	Nuveen Large Cap Growth Index Fund

TIAA-CREF Large-Cap Value Fund	Nuveen Large Cap Value Fund

TIAA-CREF Large-Cap Value Index Fund	Nuveen Large Cap Value Index Fund

TIAA-CREF Lifecycle Retirement Income Fund	Nuveen Lifecycle Retirement Income Fund

TIAA-CREF Lifecycle 2010 Fund	Nuveen Lifecycle 2010 Fund

TIAA-CREF Lifecycle 2015 Fund	Nuveen Lifecycle 2015 Fund

TIAA-CREF Lifecycle 2020 Fund	Nuveen Lifecycle 2020 Fund

TIAA-CREF Lifecycle 2025 Fund	Nuveen Lifecycle 2025 Fund

TIAA-CREF Lifecycle 2030 Fund	Nuveen Lifecycle 2030 Fund

TIAA-CREF Lifecycle 2035 Fund	Nuveen Lifecycle 2035 Fund

TIAA-CREF Lifecycle 2040 Fund	Nuveen Lifecycle 2040 Fund

TIAA-CREF Lifecycle 2045 Fund	Nuveen Lifecycle 2045 Fund

TIAA-CREF Lifecycle 2050 Fund	Nuveen Lifecycle 2050 Fund

TIAA-CREF Lifecycle 2055 Fund	Nuveen Lifecycle 2055 Fund

TIAA-CREF Lifecycle 2060 Fund	Nuveen Lifecycle 2060 Fund

TIAA-CREF Lifecycle 2065 Fund	Nuveen Lifecycle 2065 Fund

TIAA-CREF Lifecycle Index 2025 Fund	Nuveen Lifecycle Index 2025 Fund

TIAA-CREF Lifecycle Index 2030 Fund	Nuveen Lifecycle Index 2030 Fund

TIAA-CREF Lifecycle Index 2035 Fund	Nuveen Lifecycle Index 2035 Fund

TIAA-CREF Lifecycle Index 2040 Fund	Nuveen Lifecycle Index 2040 Fund

TIAA-CREF Lifecycle Index 2045 Fund	Nuveen Lifecycle Index 2045 Fund

TIAA-CREF Lifecycle Index 2050 Fund	Nuveen Lifecycle Index 2050 Fund

TIAA-CREF Lifecycle Index 2055 Fund	Nuveen Lifecycle Index 2055 Fund

TIAA-CREF Lifecycle Index 2060 Fund	Nuveen Lifecycle Index 2060 Fund

TIAA-CREF Lifecycle Index 2065 Fund	Nuveen Lifecycle Index 2065 Fund

TIAA-CREF Mid-Cap Growth Fund	Nuveen Mid Cap Growth Fund

TIAA-CREF Mid-Cap Value Fund	Nuveen Mid Cap Value Fund

TIAA-CREF Money Market Fund	Nuveen Money Market Fund

TIAA-CREF Quant Small-Cap Equity Fund	Nuveen Quant Small Cap Equity Fund

TIAA-CREF Real Estate Securities Fund	Nuveen Real Estate Securities Select Fund

TIAA-CREF S&P 500 Index Fund	Nuveen S&P 500 Index Fund

TIAA-CREF Short-Term Bond Fund	Nuveen Short Term Bond Fund

TIAA-CREF Small-Cap Blend Index Fund	Nuveen Small Cap Blend Index Fund

TIAA-CREF Social Choice Equity Fund	Nuveen Large Cap Responsible Equity Fund

TIAA-CREF Social Choice International Equity Fund	Nuveen International Responsible Equity Fund

TIAA-CREF Social Choice Low Carbon Equity Fund	Nuveen Social Choice Low Carbon Equity Fund

Delaware Emerging Markets Fund (Class R6)	Macquarie Emerging Markets Fund (Class R6)

Delaware Small Cap Value Fund (Class R6)	Macquarie Small Cap Value Fund (Class R6)

Effective December 13, 2024 Nuveen Social Choice Low Carbon Equity Fund Sub-Account merged into Nuveen Large Cap Responsible Equity Fund Sub-Account.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account files, as a component of the TIAA tax return, a U.S. Federal return. The Separate Account also files income tax returns in applicable state and local jurisdictions. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve

B-54	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Separate Account adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial positions or the results of its operations.

Product Management of the Separate Account acts as the chief operating decision maker (“CODM”). The Separate Account represents a single operating segment. The CODM monitors the operating results of the Separate Account as a whole and is responsible for the Separate Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Separate Account’s Sub-Accounts, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, premiums and withdrawal and death benefits), which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Separate Account’s single segment, is consistent with that presented within the Separate Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2024, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%

Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%

Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%

Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-55

Notes to Financial Statements

TIAA Separate Account VA-3

Payout annuity expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Nuveen Funds, these include management fees paid to Teachers Advisors, LLC (the, “Adviser”), a wholly owned indirect subsidiary of TIAA. The Adviser is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2024 were as follows:

Sub-Accounts	Purchases	Sales

Nuveen Bond Index Fund	$70,471,051	$10,487,383

Nuveen Core Bond Fund	2,768,108	3,345,805

Nuveen Core Equity Fund	58,969,915	31,938,811

Nuveen Core Impact Bond Fund	2,673,501	2,177,814

Nuveen Core Plus Bond Fund	14,075,096	17,008,923

Nuveen Emerging Markets Equity Fund	374,139	2,291,541

Nuveen Emerging Markets Equity Index Fund	3,364,784	15,758,626

Nuveen Equity Index Fund	12,797,557	50,511,493

Nuveen Green Bond Fund	1,082,486	741,006

Nuveen High-Yield Fund	29,281,556	10,753,643

Nuveen Inflation Linked Bond Fund	786,800	1,106,422

Nuveen International Equity Fund	54,692,859	33,967,055

Nuveen International Equity Index Fund	127,867,491	42,764,651

Nuveen International Responsible Equity Fund	24,090,164	12,935,136

Nuveen Large Cap Growth Fund	26,142,695	37,384,952

Nuveen Large Cap Growth Index Fund	68,954,328	61,549,872

Nuveen Large Cap Responsible Equity Fund	68,274,823	64,609,707

Nuveen Large Cap Value Fund	175,731,058	28,760,465

Nuveen Large Cap Value Index Fund	76,686,957	52,318,369

Nuveen Lifecycle Retirement Income Fund	6,021,278	9,677,270

Nuveen Lifecycle 2010 Fund	29,623,972	29,071,389

Nuveen Lifecycle 2015 Fund	19,594,077	29,973,187

Nuveen Lifecycle 2020 Fund	39,553,909	83,872,628

Nuveen Lifecycle 2025 Fund	64,026,676	101,648,153

Nuveen Lifecycle 2030 Fund	88,601,941	90,534,809

Nuveen Lifecycle 2035 Fund	87,822,572	80,844,973

Nuveen Lifecycle 2040 Fund	86,818,817	91,389,045

Nuveen Lifecycle 2045 Fund	72,670,924	64,055,518

Nuveen Lifecycle 2050 Fund	61,069,214	54,667,903

Nuveen Lifecycle 2055 Fund	42,365,000	26,776,814

Nuveen Lifecycle 2060 Fund	33,514,361	12,064,049

Nuveen Lifecycle 2065 Fund	2,381,461	1,664,583

Nuveen Lifecycle Index Retirement Income Fund	171	—

Nuveen Lifecycle Index 2010 Fund	422	—

Nuveen Lifecycle Index 2015 Fund	74,068	10,931

Nuveen Lifecycle Index 2020 Fund	70,978	329

Nuveen Lifecycle Index 2025 Fund	86,678	17,763

Nuveen Lifecycle Index 2030 Fund	36,824	21,909

Nuveen Lifecycle Index 2035 Fund	64,604	14,005

Nuveen Lifecycle Index 2040 Fund	209,326	23,250

Nuveen Lifecycle Index 2045 Fund	367,162	167,615

Nuveen Lifecycle Index 2050 Fund	195,943	40,459

Nuveen Lifecycle Index 2055 Fund	25,711	365

Nuveen Lifecycle Index 2060 Fund	29,210	61

B-56	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Sub-Accounts	Purchases	Sales

Nuveen Lifecycle Index 2065 Fund	$14,097	$26

Nuveen Mid Cap Growth Fund	4,633,928	32,932,020

Nuveen Mid Cap Value Fund	38,287,635	58,374,068

Nuveen Money Market Fund	25,460,306	21,492,401

Nuveen Quant Small Cap Equity Fund	85,982,544	28,406,098

Nuveen Real Estate Securities Select Fund	34,232,984	30,898,541

Nuveen S&P 500 Index Fund	56,310,135	94,538,063

Nuveen Short Term Bond Fund	3,659,027	8,705,016

Nuveen Small Cap Blend Index Fund	64,919,254	71,545,799

Nuveen Social Choice Low Carbon Equity Fund	3,312,033	29,693,296

Nuveen Winslow Large-Cap Growth ESG Fund (Class R6)	14,806,222	7,236,099

Amana Income Fund (Institutional Shares)	1,851,329	743,644

Amana Participation Fund (Institutional Shares)	211,961	208,951

American Beacon Bridgeway Large Cap Growth Fund (Class R6)	1,428,338	1,589,178

American Century Mid Cap Value Fund (R6 Class)	1,462,092	8,826,506

American Funds EuroPacific Growth Fund (Class R-6)	124,284,129	39,416,013

American Funds New Perspective Fund (Class R-6)	60,790	21,666

American Funds Washington Mutual Investors Fund (Class R-6)	18,375,153	43,108,723

Ariel Appreciation Fund (Institutional Class)	75,239	122,868

BlackRock Total Return Fund (Class K)	26	—

Champlain Mid Cap Fund (Institutional Shares)	3,072,653	8,431,392

DFA Emerging Markets Portfolio (Institutional Class)	4,230,494	12,115,209

Dodge & Cox International Stock Fund (Class I)	2,271,509	14,715,005

Invesco Discovery Mid Cap Growth Fund (Class R6)	92	—

iShares Russell Mid-Cap Index Fund (Class K)	77,484	2,875

JPMorgan Core Plus Bond Fund (Class R6)	26	—

JPMorgan Equity Income Fund (Class R6)	2,785	22,266

JPMorgan Large Cap Growth Fund (Class R6)	52,210,736	28,851,832

JPMorgan Small Cap Value Fund (Class R6)	4,635,363	9,312,035

Lazard International Equity Portfolio (R6 Shares)	1,978,078	3,426,303

Lord Abbett High Yield Fund (Class R6)	5,053,233	9,652,162

Macquarie Emerging Markets Fund (Class R6)	24,695,786	3,189,134

Macquarie Small Cap Value Fund (Class R6)	14,820,234	8,515,544

MFS International Diversification Fund (Class R6)	21,862,773	9,023,420

MFS Mid Cap Growth Fund (Class R6)	12,551,764	8,097,866

MFS Mid Cap Value Fund (Class R6)	60,143,548	7,514,685

Nationwide Geneva Small Cap Growth Fund (Class R6)	1,615,784	3,639,892

NYLI MacKay High Yield Corporate Bond Fund (Class R6)	5,884,365	296,864

Parnassus Core Equity Fund (Institutional Shares)	3,640,143	2,382,546

Parnassus Mid Cap Growth Fund (Institutional Shares)	73,095	118,026

Parnassus Value Equity Fund (Institutional Shares)	11,112,632	3,069,527

PGIM Total Return Bond Fund (Class R6)	7,618,497	2,278,014

Templeton Global Bond Fund (Class R6)	373,068	1,486,155

T. Rowe Price® Large-Cap Growth Fund (I Class)	28,651,547	59,921,058

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	19,336,311	3,873,234

Vanguard Emerging Markets Stock Index Fund (Institutional Shares)	44,115,310	3,973,121

Vanguard Equity Income Fund (Admiral Shares)	51,699,003	61,215,600

Vanguard Explorer Fund (Admiral Shares)	19,220,892	49,210,081

Vanguard Extended Market Index Fund (Institutional Plus Shares)	140,184,109	13,698,647

Vanguard FTSE Social Index Fund (Admiral Shares)	4,415,488	1,470,187

Vanguard Institutional Index Fund (Institutional Plus Shares)	211,735,949	7,158,520

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	2,116,234	2,490,655

Vanguard Mid Cap Index Fund (Admiral Shares)	96	34

Vanguard Selected Value Fund (Investor Shares)	34,437,672	29,789,028

Vanguard Small Cap Index Fund (Admiral Shares)	201	1

Vanguard Small-Cap Value Index Fund (Institutional Shares)	9,145,690	46,290,996

Vanguard Total Bond Market Index Fund (Institutional Plus Shares)	284,032,453	199,747,205

Vanguard Total International Bond Index Fund (Institutional Shares)	31,995,330	3,212,640

Vanguard Treasury Money Market Fund (Admiral Shares)	74,991,360	49,127,715

Vanguard Wellington Fund (Admiral Shares)	31,874,242	70,895,798

Western Asset Core Plus Bond Fund (Class IS)	38,734,303	22,378,727

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-57

Notes to Financial Statements

TIAA Separate Account VA-3

Note 5—condensed financial information

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Bond Index Fund Sub-Account
2024		7,395	$28.90 to $31.38	$29.09 to $31.79	$234,727	3.41%	0.10% to 0.75%	0.66% to 1.32%
2023		5,705	$27.56 to $29.73	$28.90 to $31.38	$178,670	2.97%	0.10% to 0.75%	4.85% to 5.53%
2022		5,427	$32.01 to $34.31	$27.56 to $29.73	$161,090	2.37%	0.10% to 0.75%	(13.89)% to (13.33)%
2021		5,822	$32.84 to $34.97	$32.01 to $34.31	$199,431	1.87%	0.10% to 0.75%	(2.54)% to (1.91)%
2020		5,523	$30.79 to $32.57	$32.84 to $34.97	$192,895	2.21%	0.10% to 0.75%	6.69% to 7.38%

Nuveen Core Bond Fund Sub-Account
2024		365	$38.79 to $41.86	$39.52 to $44.26	$14,612	4.26%	0.10% to 0.75%	(0.28)% to 2.35%
2023		395	$36.75 to $39.48	$38.79 to $41.86	$15,435	3.94%	0.30% to 0.75%	5.55% to 6.03%
2022		455	$42.67 to $45.64	$36.75 to $39.48	$16,841	2.83%	0.30% to 0.75%	(13.88)% to (13.50)%
2021		422	$43.41 to $47.37	$42.67 to $45.64	$18,130	1.95%	0.30% to 0.75%	(1.70)% to (1.26)%
2020		445	$40.55 to $43.96	$43.41 to $47.37	$19,446	2.44%	0.10% to 0.75%	7.06% to 7.76%

Nuveen Core Equity Fund Sub-Account
2024		2,138	$114.15 to $127.00	$146.13 to $163.64	$332,097	1.14%	0.10% to 0.75%	28.01% to 28.85%
2023		2,186	$86.61 to $95.74	$114.15 to $127.00	$264,881	1.26%	0.10% to 0.75%	31.80% to 32.66%
2022		2,391	$112.03 to $123.03	$86.61 to $95.74	$219,281	1.32%	0.10% to 0.75%	(22.69)% to (22.19)%
2021		2,667	$90.02 to $98.22	$112.03 to $123.03	$315,563	0.84%	0.10% to 0.75%	24.45% to 25.26%
2020		2,899	$75.25 to $81.58	$90.02 to $98.22	$274,632	1.26%	0.10% to 0.75%	19.63% to 20.41%

Nuveen Core Impact Bond Fund Sub-Account
2024		150	$22.78	$23.34	$3,503	4.31%	0.10%	2.45%
2023		135	$21.50	$22.78	$3,074	3.85%	0.10%	5.93%
2022		125	$25.03	$21.50	$2,691	2.69%	0.10%	(14.10)%
2021	(v)	68	$24.81	$25.03	$1,707	1.66%	0.10%	1.01%

Nuveen Core Plus Bond Fund Sub-Account
2024		2,168	$39.56 to $44.01	$40.48 to $45.33	$90,142	4.58%	0.10% to 0.75%	2.33% to 3.00%
2023		2,333	$37.23 to $41.16	$39.56 to $44.01	$94,541	4.27%	0.10% to 0.75%	6.24% to 6.93%
2022		2,667	$43.28 to $47.53	$37.23 to $41.16	$101,510	3.28%	0.10% to 0.75%	(13.96)% to (13.40)%
2021		2,812	$43.75 to $47.73	$43.28 to $47.53	$124,395	2.32%	0.10% to 0.75%	(1.07)% to (0.43)%
2020		2,944	$40.82 to $44.25	$43.75 to $47.73	$131,512	2.81%	0.10% to 0.75%	7.17% to 7.87%

Nuveen Emerging Markets Equity Fund Sub-Account
2024		359	$24.22 to $26.30	$23.97 to $26.20	$9,370	2.29%	0.10% to 0.75%	(1.04)% to (0.39)%
2023		440	$21.42 to $23.10	$24.22 to $26.30	$11,516	3.09%	0.10% to 0.75%	13.12% to 13.85%
2022		542	$26.98 to $28.92	$21.42 to $23.10	$12,479	0.05%	0.10% to 0.75%	(20.62)% to (20.10)%
2021		679	$32.60 to $34.71	$26.98 to $28.92	$19,564	2.96%	0.10% to 0.75%	(17.24)% to (16.70)%
2020		838	$27.78 to $29.39	$32.60 to $34.71	$29,036	0.84%	0.10% to 0.75%	17.34% to 18.11%

Nuveen Emerging Markets Equity Index Fund Sub-Account
2024		1,850	$25.46 to $27.64	$26.96 to $29.47	$54,478	2.60%	0.10% to 0.75%	5.91% to 6.60%
2023		2,330	$23.48 to $25.33	$25.46 to $27.64	$64,350	2.76%	0.10% to 0.75%	8.42% to 9.12%
2022		3,095	$29.65 to $31.78	$23.48 to $25.33	$78,352	2.85%	0.10% to 0.75%	(20.82)% to (20.30)%
2021		2,003	$30.82 to $32.82	$29.65 to $31.78	$63,610	2.04%	0.10% to 0.75%	(3.79)% to (3.16)%
2020		2,020	$26.39 to $27.92	$30.82 to $32.82	$66,265	2.98%	0.10% to 0.75%	16.80% to 17.56%

Nuveen Equity Index Fund Sub-Account
2024		2,094	$99.15 to $110.31	$121.73 to $136.33	$275,496	1.31%	0.10% to 0.75%	22.78% to 23.58%
2023		2,429	$79.33 to $87.69	$99.15 to $110.31	$259,808	1.54%	0.10% to 0.75%	24.98% to 25.79%
2022		2,766	$98.89 to $108.60	$79.33 to $87.69	$236,303	1.39%	0.10% to 0.75%	(19.77)% to (19.25)%
2021		3,075	$79.31 to $86.53	$98.89 to $108.60	$326,318	1.27%	0.10% to 0.75%	24.69% to 25.50%
2020		3,264	$66.13 to $71.69	$79.31 to $86.53	$276,652	1.64%	0.10% to 0.75%	19.92% to 20.70%

B-58	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Green Bond Fund Sub-Account
2024		33	$25.42	$26.17	$867	4.44%	0.10%	2.96%
2023	(an)	21	$23.90	$25.42	$538	4.10%	0.10%	5.35%

Nuveen High-Yield Fund Sub-Account
2024		2,614	$41.76 to $63.64	$44.71 to $68.59	$177,456	6.46%	0.10% to 0.75%	7.08% to 7.78%
2023		2,492	$37.22 to $56.36	$41.76 to $63.64	$156,992	6.33%	0.10% to 0.75%	12.18% to 12.91%
2022		2,475	$41.59 to $62.57	$37.22 to $56.36	$138,129	5.37%	0.10% to 0.75%	(10.51)% to (9.92)%
2021		2,658	$39.99 to $59.77	$41.59 to $62.57	$164,736	4.67%	0.10% to 0.75%	4.01% to 4.69%
2020		2,714	$39.41 to $58.53	$39.99 to $59.77	$160,837	5.24%	0.10% to 0.75%	1.46% to 2.12%

Nuveen Inflation Linked Bond Fund Sub-Account
2024		117	$38.63 to $41.69	$39.60 to $44.35	$4,685	3.37%	0.10% to 0.75%	(0.28)% to 2.97%
2023		128	$37.30 to $40.07	$38.63 to $41.69	$5,012	3.34%	0.30% to 0.75%	3.58% to 4.04%
2022		138	$40.49 to $43.30	$37.30 to $40.07	$5,183	7.06%	0.30% to 0.75%	(7.89)% to (7.47)%
2021		153	$38.76 to $41.26	$40.49 to $43.30	$6,239	5.17%	0.30% to 0.75%	4.48% to 4.95%
2020		144	$36.12 to $38.29	$38.76 to $41.26	$5,600	1.31%	0.30% to 0.75%	7.28% to 7.77%

Nuveen International Equity Fund Sub-Account
2024		15,683	$36.09 to $40.16	$37.25 to $41.72	$593,087	2.43%	0.10% to 0.75%	3.22% to 3.89%
2023		15,414	$31.11 to $34.39	$36.09 to $40.16	$564,731	2.79%	0.10% to 0.75%	16.02% to 16.78%
2022		15,087	$37.91 to $41.64	$31.11 to $34.39	$476,547	2.24%	0.10% to 0.75%	(17.95)% to (17.41)%
2021		13,740	$34.47 to $37.61	$37.91 to $41.64	$529,136	2.88%	0.10% to 0.75%	9.98% to 10.70%
2020		13,222	$29.99 to $32.51	$34.47 to $37.61	$463,166	1.46%	0.10% to 0.75%	14.95% to 15.70%

Nuveen International Equity Index Fund Sub-Account
2024		28,030	$40.23 to $42.55	$41.53 to $44.07	$1,231,101	3.08%	0.10% to 0.75%	2.92% to 3.59%
2023		26,947	$34.19 to $36.03	$40.23 to $42.55	$1,142,736	3.29%	0.10% to 0.75%	17.32% to 18.08%
2022		26,218	$40.03 to $42.03	$34.19 to $36.03	$941,734	2.86%	0.10% to 0.75%	(14.84)% to (14.28)%
2021		24,099	$36.13 to $37.81	$40.03 to $42.03	$1,010,047	2.97%	0.10% to 0.75%	10.46% to 11.18%
2020		25,688	$33.56 to $35.00	$36.13 to $37.81	$968,637	2.28%	0.10% to 0.75%	7.33% to 8.03%

Nuveen International Responsible Equity Fund Sub-Account
2024		4,232	$32.18 to $32.87	$32.96 to $33.88	$143,394	3.04%	0.10% to 0.75%	2.41% to 3.08%
2023		4,019	$27.59	$32.18 to $32.87	$132,121	3.70%	0.10% to 0.64%	6.95% to 19.13%
2022		3,536	$32.41	$27.59	$97,552	3.45%	0.10%	(14.86)%
2021	(w)	782	$31.29	$32.41	$25,352	6.04%	0.10%	4.84%

Nuveen Large Cap Growth Fund Sub-Account
2024		1,207	$139.12 to $154.78	$178.35 to $199.73	$218,408	0.27%	0.10% to 0.75%	28.20% to 29.04%
2023		1,348	$95.32 to $105.37	$139.12 to $154.78	$190,162	0.25%	0.10% to 0.75%	45.95% to 46.90%
2022		1,390	$142.82 to $156.85	$95.32 to $105.37	$134,183	0.35%	0.10% to 0.75%	(33.26)% to (32.82)%
2021		1,536	$123.23 to $134.46	$142.82 to $156.85	$222,149	0.13%	0.10% to 0.75%	15.90% to 16.66%
2020		1,619	$86.08 to $93.31	$123.23 to $134.46	$201,858	0.46%	0.10% to 0.75%	43.16% to 44.09%

Nuveen Large Cap Growth Index Fund Sub-Account
2024		3,261	$130.31 to $164.25	$172.37 to $218.69	$710,383	0.65%	0.10% to 0.75%	32.28% to 33.14%
2023		3,339	$92.05 to $115.28	$130.31 to $164.25	$546,621	0.85%	0.10% to 0.75%	41.57% to 42.49%
2022		3,531	$130.92 to $162.90	$92.05 to $115.28	$405,693	0.88%	0.10% to 0.75%	(29.69)% to (29.24)%
2021		3,649	$103.44 to $127.88	$130.92 to $162.90	$592,561	0.89%	0.10% to 0.75%	26.56% to 27.39%
2020		3,870	$75.29 to $92.47	$103.44 to $127.88	$493,492	0.87%	0.10% to 0.75%	37.40% to 38.29%

Nuveen Large Cap Responsible Equity Fund Sub-Account
2024		2,637	$95.14 to $105.85	$111.64 to $125.03	$314,354	1.21%	0.10% to 0.75%	17.35% to 18.12%
2023		2,974	$78.25 to $86.50	$95.14 to $105.85	$300,462	1.55%	0.10% to 0.75%	21.58% to 22.37%
2022		3,504	$95.87 to $105.29	$78.25 to $86.50	$290,517	1.40%	0.10% to 0.75%	(18.38)% to (17.85)%
2021		3,928	$76.38 to $83.34	$95.87 to $105.29	$400,435	1.08%	0.10% to 0.75%	25.52% to 26.34%
2020		4,554	$63.94 to $69.32	$76.38 to $83.34	$368,806	1.75%	0.10% to 0.75%	19.45% to 20.22%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to Financial Statements

TIAA Separate Account VA-3

					For the period ended December 31, 2024

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Large Cap Value Fund Sub-Account
2024	9,271	$65.65 to $73.04	$74.80 to $83.77	$724,111	1.60%	0.10% to 0.75%	13.94% to 14.69%
2023	7,644	$57.86 to $63.96	$65.65 to $73.04	$520,452	1.92%	0.10% to 0.75%	13.46% to 14.20%
2022	7,431	$62.68 to $68.84	$57.86 to $63.96	$445,169	1.73%	0.10% to 0.75%	(7.68)% to (7.08)%
2021	7,431	$49.72 to $54.25	$62.68 to $68.84	$482,136	1.45%	0.10% to 0.75%	26.07% to 26.89%
2020	7,563	$48.36 to $52.42	$49.72 to $54.25	$389,302	2.07%	0.10% to 0.75%	2.82% to 3.49%

Nuveen Large Cap Value Index Fund Sub-Account
2024	9,804	$69.27 to $73.26	$78.80 to $83.63	$817,975	2.04%	0.10% to 0.75%	13.41% to 14.16%
2023	9,762	$62.43 to $65.79	$69.27 to $73.26	$713,409	2.36%	0.10% to 0.75%	10.64% to 11.36%
2022	9,826	$67.82 to $71.44	$62.43 to $65.79	$645,117	2.20%	0.10% to 0.75%	(8.23)% to (7.63)%
2021	9,843	$54.49 to $57.57	$67.82 to $71.44	$699,654	1.98%	0.10% to 0.75%	24.09% to 24.90%
2020	8,899	$53.19 to $56.37	$54.49 to $57.57	$506,582	2.51%	0.10% to 0.75%	2.13% to 2.80%

Nuveen Lifecycle Retirement Income Fund Sub-Account
2024	762	$48.21 to $53.27	$51.51 to $57.29	$47,773	3.23%	0.10% to 0.75%	6.85% to 7.55%
2023	843	$43.83 to $48.12	$48.21 to $53.27	$49,527	3.36%	0.10% to 0.75%	9.98% to 10.70%
2022	944	$50.47 to $55.05	$43.83 to $48.12	$49,541	2.65%	0.10% to 0.75%	(13.16)% to (12.59)%
2021	1,050	$47.49 to $51.46	$50.47 to $55.05	$62,610	3.39%	0.10% to 0.75%	6.28% to 6.97%
2020	1,091	$43.07 to $46.37	$47.49 to $51.46	$60,724	3.15%	0.10% to 0.75%	10.27% to 10.99%

Nuveen Lifecycle 2010 Fund Sub-Account
2024	1,936	$50.55 to $56.24	$53.98 to $60.45	$111,882	3.73%	0.10% to 0.75%	6.78% to 7.48%
2023	2,041	$45.88 to $50.72	$50.55 to $56.24	$109,635	4.08%	0.10% to 0.75%	10.18% to 10.89%
2022	2,107	$52.77 to $57.96	$45.88 to $50.72	$102,435	3.40%	0.10% to 0.75%	(13.06)% to (12.49)%
2021	2,251	$49.75 to $54.28	$52.77 to $57.96	$125,384	3.36%	0.10% to 0.75%	6.08% to 6.78%
2020	2,341	$45.06 to $48.84	$49.75 to $54.28	$122,567	3.01%	0.10% to 0.75%	10.41% to 11.13%

Nuveen Lifecycle 2015 Fund Sub-Account
2024	2,551	$51.61 to $57.43	$55.26 to $61.88	$149,402	3.55%	0.10% to 0.75%	7.05% to 7.76%
2023	2,836	$46.81 to $51.75	$51.61 to $57.43	$154,582	3.82%	0.10% to 0.75%	10.25% to 10.97%
2022	3,015	$54.12 to $59.44	$46.81 to $51.75	$148,574	2.95%	0.10% to 0.75%	(13.50)% to (12.94)%
2021	3,348	$50.61 to $55.22	$54.12 to $59.44	$190,116	3.28%	0.10% to 0.75%	6.93% to 7.63%
2020	3,589	$45.61 to $49.44	$50.61 to $55.22	$190,067	2.99%	0.10% to 0.75%	10.97% to 11.69%

Nuveen Lifecycle 2020 Fund Sub-Account
2024	6,147	$53.05 to $59.02	$57.04 to $63.87	$371,345	3.36%	0.10% to 0.75%	7.52% to 8.23%
2023	7,167	$47.69 to $52.72	$53.05 to $59.02	$402,037	3.63%	0.10% to 0.75%	11.23% to 11.95%
2022	7,665	$55.57 to $61.02	$47.69 to $52.72	$385,043	2.80%	0.10% to 0.75%	(14.17)% to (13.61)%
2021	8,300	$51.62 to $56.32	$55.57 to $61.02	$484,103	3.34%	0.10% to 0.75%	7.65% to 8.35%
2020	8,628	$46.28 to $50.17	$51.62 to $56.32	$465,527	3.07%	0.10% to 0.75%	11.54% to 12.26%

Nuveen Lifecycle 2025 Fund Sub-Account
2024	9,461	$55.33 to $61.56	$59.89 to $67.07	$597,096	3.17%	0.10% to 0.75%	8.24% to 8.95%
2023	10,504	$49.27 to $54.46	$55.33 to $61.56	$611,472	3.41%	0.10% to 0.75%	12.31% to 13.04%
2022	11,010	$57.93 to $63.62	$49.27 to $54.46	$569,169	2.65%	0.10% to 0.75%	(14.96)% to (14.40)%
2021	11,402	$53.14 to $57.98	$57.93 to $63.62	$691,486	3.38%	0.10% to 0.75%	9.03% to 9.74%
2020	11,121	$47.19 to $51.16	$53.14 to $57.98	$616,803	3.00%	0.10% to 0.75%	12.60% to 13.33%

Nuveen Lifecycle 2030 Fund Sub-Account
2024	11,491	$57.53 to $64.00	$62.89 to $70.43	$761,945	2.98%	0.10% to 0.75%	9.33% to 10.05%
2023	12,012	$50.58 to $55.91	$57.53 to $64.00	$727,102	3.18%	0.10% to 0.75%	13.74% to 14.48%
2022	11,878	$60.07 to $65.97	$50.58 to $55.91	$630,688	2.43%	0.10% to 0.75%	(15.80)% to (15.25)%
2021	11,858	$54.41 to $59.37	$60.07 to $65.97	$745,939	3.47%	0.10% to 0.75%	10.40% to 11.12%
2020	11,415	$47.86 to $51.88	$54.41 to $59.37	$648,509	3.10%	0.10% to 0.75%	13.69% to 14.43%

B-60	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

								For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Lifecycle 2035 Fund Sub-Account
2024		12,040		$60.93 to $67.79	$67.34 to $75.42	$857,135		2.72%	0.10% to 0.75%	10.52% to 11.25%
2023		12,415		$52.75 to $58.31	$60.93 to $67.79	$798,300		2.95%	0.10% to 0.75%	15.52% to 16.27%
2022		12,139		$63.25 to $69.47	$52.75 to $58.31	$673,866		2.16%	0.10% to 0.75%	(16.61)% to (16.07)%
2021		11,851		$56.55 to $61.70	$63.25 to $69.47	$786,710		3.55%	0.10% to 0.75%	11.86% to 12.59%
2020		11,391		$49.33 to $53.48	$56.55 to $61.70	$674,179		3.07%	0.10% to 0.75%	14.62% to 15.37%

Nuveen Lifecycle 2040 Fund Sub-Account
2024		13,335		$65.15 to $72.48	$72.91 to $81.65	$1,035,152		2.41%	0.10% to 0.75%	11.91% to 12.65%
2023		13,903		$55.44 to $61.29	$65.15 to $72.48	$961,831		2.70%	0.10% to 0.75%	17.51% to 18.27%
2022		13,710		$67.03 to $73.62	$55.44 to $61.29	$804,583		1.84%	0.10% to 0.75%	(17.29)% to (16.75)%
2021		13,378		$59.07 to $64.46	$67.03 to $73.62	$946,592		3.70%	0.10% to 0.75%	13.47% to 14.21%
2020		13,087		$51.11 to $55.41	$59.07 to $64.46	$813,335		3.18%	0.10% to 0.75%	15.57% to 16.32%

Nuveen Lifecycle 2045 Fund Sub-Account
2024		10,794		$65.18 to $72.02	$73.61 to $81.87	$833,328		2.07%	0.10% to 0.75%	12.95% to 13.69%
2023		11,031		$54.96 to $60.34	$65.18 to $72.02	$753,123		2.31%	0.10% to 0.75%	18.58% to 19.35%
2022		10,673		$66.97 to $73.05	$54.96 to $60.34	$612,829		1.61%	0.10% to 0.75%	(17.94)% to (17.40)%
2021		10,205		$58.20 to $63.07	$66.97 to $73.05	$712,065		3.63%	0.10% to 0.75%	15.07% to 15.82%
2020		9,654		$49.99 to $53.82	$58.20 to $63.07	$583,413		2.89%	0.10% to 0.75%	16.43% to 17.19%

Nuveen Lifecycle 2050 Fund Sub-Account
2024		9,713		$65.17 to $72.01	$73.91 to $82.20	$749,166		2.00%	0.10% to 0.75%	13.41% to 14.16%
2023		9,923		$54.70 to $60.05	$65.17 to $72.01	$674,332		2.19%	0.10% to 0.75%	19.14% to 19.91%
2022		9,560		$66.92 to $72.99	$54.70 to $60.05	$543,700		1.55%	0.10% to 0.75%	(18.26)% to (17.73)%
2021		9,171		$57.88 to $62.73	$66.92 to $72.99	$636,367		3.66%	0.10% to 0.75%	15.61% to 16.37%
2020		8,763		$49.66 to $53.47	$57.88 to $62.73	$524,279		2.88%	0.10% to 0.75%	16.56% to 17.32%

Nuveen Lifecycle 2055 Fund Sub-Account
2024		4,196		$65.73 to $70.91	$74.67 to $81.08	$323,062		1.96%	0.10% to 0.75%	13.60% to 14.34%
2023		4,113		$55.08 to $59.03	$65.73 to $70.91	$278,795		2.13%	0.10% to 0.75%	19.35% to 20.13%
2022		3,651		$67.45 to $71.82	$55.08 to $59.03	$206,936		1.60%	0.10% to 0.75%	(18.34)% to (17.81)%
2021		3,176		$58.26 to $61.63	$67.45 to $71.82	$220,022		3.82%	0.10% to 0.75%	15.77% to 16.53%
2020		2,727		$49.95 to $52.50	$58.26 to $61.63	$162,748		3.08%	0.10% to 0.75%	16.64% to 17.40%

Nuveen Lifecycle 2060 Fund Sub-Account
2024		2,817		$46.44 to $49.13	$52.80 to $56.23	$151,247		1.95%	0.10% to 0.75%	13.70% to 14.44%
2023		2,474		$38.84 to $40.83	$46.44 to $49.13	$116,918		2.07%	0.10% to 0.75%	19.56% to 20.34%
2022		1,879		$47.60 to $49.71	$38.84 to $40.83	$74,167		1.68%	0.10% to 0.75%	(18.40)% to (17.87)%
2021		1,414		$41.06 to $42.60	$47.60 to $49.71	$68,319		4.05%	0.10% to 0.75%	15.93% to 16.68%
2020		1,029		$35.13 to $36.22	$41.06 to $42.60	$42,783		3.16%	0.10% to 0.75%	16.87% to 17.64%

Nuveen Lifecycle 2065 Fund Sub-Account
2024		67		$32.29 to $32.98	$36.76 to $37.79	$2,517		1.66%	0.10% to 0.75%	13.85% to 14.59%
2023		49		$26.98 to $27.37	$32.29 to $32.98	$1,592		2.06%	0.10% to 0.75%	11.94% to 20.47%
2022		36		$33.02 to $33.29	$26.98 to $27.37	$977		2.08%	0.10% to 0.75%	(18.32)% to (17.78)%
2021		9		$28.45	$33.02 to $33.29	$284		8.01%	0.10% to 0.40%	5.17% to 17.03%
2020	(s)	0	^	$27.40	$28.45	$10		33.42%	0.12%	4.77%

Nuveen Lifecycle Index Retirement Income Fund Sub-Account
2024	(av)	0	^	$27.55	$29.32	$0	‡	4.10%	0.30%	6.43%

Nuveen Lifecycle Index 2010 Fund Sub-Account
2024	(av)	0	^	$27.41	$29.11	$0	‡	4.97%	0.30%	6.21%

Nuveen Lifecycle Index 2015 Fund Sub-Account
2024	(av)	2		$27.90	$29.18 to $29.74	$62		3.33%	0.30% to 0.75%	4.24% to 6.60%

Nuveen Lifecycle Index 2020 Fund Sub-Account
2024	(av)	2		$28.42	$29.81 to $30.39	$70		3.43%	0.30% to 0.75%	4.42% to 6.93%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to Financial Statements

TIAA Separate Account VA-3

							For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Lifecycle Index 2025 Fund Sub-Account
2024		4		$28.74	$30.78 to $31.37	$132	4.11%	0.30% to 0.75%	4.64% to 9.15%
2023	(ao)	2		$24.99 to $25.36	$28.74	$64	2.98%	0.30%	6.52%

Nuveen Lifecycle Index 2030 Fund Sub-Account
2024		3		$29.11 to $29.54	$31.96 to $32.57	$83	3.05%	0.30% to 0.75%	9.77% to 10.27%
2023		2		$25.64	$29.11 to $29.54	$64	2.80%	0.30% to 0.74%	5.15% to 15.20%
2022	(af)	0	^	$25.60	$25.64	$3	7.66%	0.27%	0.15%

Nuveen Lifecycle Index 2035 Fund Sub-Account
2024		7		$30.48	$33.34 to $33.98	$253	2.58%	0.30% to 0.75%	5.33% to 11.50%
2023		6		$26.07	$30.48	$185	7.09%	0.30%	16.90%
2022	(af)	0	^	$25.90	$26.07	$6	8.84%	0.28%	0.66%

Nuveen Lifecycle Index 2040 Fund Sub-Account
2024		10		$31.09 to $31.55	$35.03 to $35.71	$365	2.84%	0.30% to 0.75%	12.67% to 13.18%
2023		5		$26.60	$31.09 to $31.55	$154	2.45%	0.30% to 0.74%	5.61% to 18.63%
2022	(af)	0	^	$26.29	$26.60	$3	8.14%	0.27%	1.17%

Nuveen Lifecycle Index 2045 Fund Sub-Account
2024		7		$32.44	$36.37 to $37.08	$272	2.00%	0.30% to 0.75%	6.19% to 14.29%
2023		2		$27.10	$32.44	$50	3.86%	0.30%	19.71%
2022	(af)	0	^	$26.71	$27.10	$8	8.05%	0.30%	1.46%

Nuveen Lifecycle Index 2050 Fund Sub-Account
2024		8		$32.20 to $32.67	$36.81 to $37.52	$313	2.60%	0.30% to 0.75%	14.31% to 14.83%
2023	(ap)	4		$27.19	$32.20 to $32.67	$131	2.80%	0.30% to 0.74%	5.78% to 11.73%

Nuveen Lifecycle Index 2055 Fund Sub-Account
2024		1		$32.81	$37.73	$45	3.15%	0.30%	15.01%
2023		1		$27.25	$32.81	$17	4.19%	0.30%	20.40%
2022	(ag)	0	^	$26.57	$27.25	$1	15.88%	0.29%	2.57%

Nuveen Lifecycle Index 2060 Fund Sub-Account
2024		1		$32.97	$37.27 to $37.99	$43	3.19%	0.30% to 0.75%	(0.54)% to 15.24%
2023	(aq)	0	^	$27.74	$32.97	$11	5.36%	0.30%	17.52%

Nuveen Lifecycle Index 2065 Fund Sub-Account
2024		0	^	$32.73 to $33.21	$37.60 to $38.32	$19	3.38%	0.30% to 0.75%	14.89% to 15.41%
2023	(ar)	0	^	$29.14 to $29.34	$32.73 to $33.21	$4	5.15%	0.25% to 0.28%	12.12% to 13.17%

Nuveen Mid Cap Growth Fund Sub-Account
2024		1,971		$80.46 to $89.52	$86.64 to $97.03	$180,062	0.00%	0.10% to 0.75%	7.69% to 8.39%
2023		2,281		$66.74 to $73.78	$80.46 to $89.52	$193,212	0.19%	0.10% to 0.75%	20.55% to 21.33%
2022		2,572		$100.49 to $110.36	$66.74 to $73.78	$180,620	0.50%	0.10% to 0.75%	(33.58)% to (33.15)%
2021		2,968		$98.34 to $107.31	$100.49 to $110.36	$313,716	0.00%	0.10% to 0.75%	2.18% to 2.85%
2020		2,566		$68.18 to $73.91	$98.34 to $107.31	$264,860	0.00%	0.10% to 0.75%	44.25% to 45.19%

Nuveen Mid Cap Value Fund Sub-Account
2024		5,521		$65.48 to $72.85	$74.40 to $83.32	$429,054	1.61%	0.10% to 0.75%	13.63% to 14.37%
2023		6,138		$59.23 to $65.47	$65.48 to $72.85	$419,401	1.73%	0.10% to 0.75%	10.56% to 11.28%
2022		6,180		$66.55 to $73.09	$59.23 to $65.47	$382,854	1.98%	0.10% to 0.75%	(11.01)% to (10.43)%
2021		6,594		$50.73 to $55.35	$66.55 to $73.09	$458,688	1.10%	0.10% to 0.75%	31.20% to 32.05%
2020		6,915		$53.35 to $57.83	$50.73 to $55.35	$367,160	1.97%	0.10% to 0.75%	(4.91)% to (4.29)%

B-62	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

							For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Money Market Fund Sub-Account
2024		2,142		$26.84 to $29.87	$28.03 to $31.39	$66,106	5.06%	0.10% to 0.75%	4.40% to 5.09%
2023		2,116		$25.75 to $28.46	$26.84 to $29.87	$62,138	4.93%	0.10% to 0.75%	4.27% to 4.95%
2022		2,060		$25.56 to $28.07	$25.75 to $28.46	$57,646	1.62%	0.10% to 0.75%	0.73% to 1.38%
2021		1,446		$25.75 to $28.10	$25.56 to $28.07	$39,741	0.00%	0.10% to 0.75%	(0.75)% to (0.10)%
2020		1,869		$25.83 to $28.00	$25.75 to $28.10	$51,666	0.36%	0.10% to 0.75%	(0.31)% to 0.34%

Nuveen Quant Small Cap Equity Fund Sub-Account
2024		4,161		$77.27 to $85.97	$89.17 to $99.86	$384,420	1.06%	0.10% to 0.75%	15.39% to 16.15%
2023		3,952		$65.59 to $72.50	$77.27 to $85.97	$316,674	1.17%	0.10% to 0.75%	17.82% to 18.59%
2022		3,799		$78.14 to $85.82	$65.59 to $72.50	$258,324	0.98%	0.10% to 0.75%	(16.07)% to (15.52)%
2021		3,359		$62.95 to $68.69	$78.14 to $85.82	$272,972	0.54%	0.10% to 0.75%	24.12% to 24.93%
2020		3,401		$56.22 to $60.95	$62.95 to $68.69	$223,076	0.74%	0.10% to 0.75%	11.97% to 12.70%

Nuveen Real Estate Securities Select Fund Sub-Account
2024		7,777		$48.95 to $54.47	$51.17 to $57.30	$420,143	3.12%	0.10% to 0.75%	4.52% to 5.21%
2023		7,915		$43.96 to $48.60	$48.95 to $54.47	$407,193	2.92%	0.10% to 0.75%	11.36% to 12.08%
2022		8,228		$62.15 to $68.26	$43.96 to $48.60	$378,924	1.82%	0.10% to 0.75%	(29.26)% to (28.80)%
2021		8,576		$44.92 to $49.01	$62.15 to $68.26	$557,242	1.62%	0.10% to 0.75%	38.37% to 39.27%
2020		7,767		$44.66 to $48.42	$44.92 to $49.01	$363,302	1.92%	0.10% to 0.75%	0.57% to 1.23%

Nuveen S&P 500 Index Fund Sub-Account
2024		7,765		$101.27 to $112.93	$125.57 to $140.95	$1,091,055	1.32%	0.10% to 0.75%	24.00% to 24.81%
2023		8,204		$80.83 to $89.56	$101.27 to $112.93	$923,770	1.62%	0.10% to 0.75%	25.28% to 26.09%
2022		8,297		$99.47 to $109.49	$80.83 to $89.56	$741,293	1.53%	0.10% to 0.75%	(18.73)% to (18.20)%
2021		8,322		$77.91 to $85.20	$99.47 to $109.49	$909,118	1.29%	0.10% to 0.75%	27.68% to 28.51%
2020		9,087		$66.33 to $72.07	$77.91 to $85.20	$772,831	1.79%	0.10% to 0.75%	17.46% to 18.22%

Nuveen Short Term Bond Fund Sub-Account
2024		929		$28.62 to $37.24	$29.92 to $39.18	$36,026	4.28%	0.10% to 0.75%	4.52% to 5.21%
2023		1,104		$27.36 to $35.36	$28.62 to $37.24	$40,722	3.54%	0.10% to 0.75%	4.63% to 5.31%
2022		1,377		$28.38 to $36.45	$27.36 to $35.36	$48,244	2.37%	0.10% to 0.75%	(3.62)% to (2.99)%
2021		1,425		$28.54 to $36.42	$28.38 to $36.45	$51,461	1.50%	0.10% to 0.75%	(0.57)% to 0.08%
2020		1,518		$27.77 to $35.20	$28.54 to $36.42	$54,775	1.90%	0.10% to 0.75%	2.80% to 3.47%

Nuveen Small Cap Blend Index Fund Sub-Account
2024		7,306		$71.83 to $79.91	$79.53 to $89.06	$630,121	1.77%	0.10% to 0.75%	10.73% to 11.45%
2023		7,890		$61.83 to $68.34	$71.83 to $79.91	$610,244	1.83%	0.10% to 0.75%	16.17% to 16.93%
2022		8,443		$78.15 to $85.83	$61.83 to $68.34	$558,680	1.43%	0.10% to 0.75%	(20.88)% to (20.37)%
2021		9,231		$68.54 to $74.78	$78.15 to $85.83	$766,904	1.11%	0.10% to 0.75%	14.03% to 14.77%
2020		9,543		$57.47 to $62.30	$68.54 to $74.78	$691,721	1.36%	0.10% to 0.75%	19.26% to 20.03%

Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account
2024		282		$32.30	$41.78	$11,800	0.00%	0.10%	29.34%
2023	(as)	117		$22.79	$32.30	$3,770	0.00%	0.10%	39.95%

Amana Income Fund (Institutional Shares) Sub-Account
2024		61		$28.87	$32.63	$1,984	1.22%	0.10%	13.05%
2023	(at)	30		$25.45	$28.87	$865	1.45%	0.10%	15.00%

Amana Participation Fund (Institutional Shares) Sub-Account
2024	(aw)	0	^	$25.80	$26.31	$3	2.91%	0.10%	1.95%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Notes to Financial Statements

TIAA Separate Account VA-3

								For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)		Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
2024		131		$53.45 to $63.45	$65.85 to $78.67	$10,341		0.00%	*	0.10% to 0.75%	23.19% to 24.00%
2023		152		$40.98 to $48.33	$53.45 to $63.45	$9,650		0.35%		0.10% to 0.74%	30.44% to 31.29%
2022		179		$55.16 to $64.63	$40.98 to $48.33	$8,659		0.00%		0.10% to 0.74%	(25.71)% to (25.23)%
2021		179		$53.07	$55.16 to $64.63	$11,595		0.00%		0.10% to 0.40%	15.88% to 21.78%
2020	(u)	199		$39.49	$53.07	$10,537		0.22%		0.10%	34.39%

American Century Mid Cap Value Fund (R6 Class) Sub-Account
2024		382		$37.04 to $37.83	$40.04 to $41.16	$15,721		1.85%		0.10% to 0.75%	8.10% to 8.81%
2023		604		$35.03 to $35.55	$37.04 to $37.83	$22,860		1.95%		0.10% to 0.74%	5.72% to 6.41%
2022		877		$35.70 to $35.99	$35.03 to $35.55	$31,177		2.54%		0.10% to 0.74%	(1.87)% to (1.23)%
2021	(y)	225		$33.58 to $35.01	$35.70 to $35.99	$8,104		2.28%		0.10% to 0.75%	2.49% to 5.93%

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2024		7,219		$47.53 to $53.19	$49.56 to $55.82	$402,282		1.58%		0.10% to 0.75%	4.25% to 4.94%
2023		6,169		$41.27 to $45.88	$47.53 to $53.19	$327,455		1.97%		0.10% to 0.75%	15.19% to 15.94%
2022		7,088		$53.80 to $59.43	$41.27 to $45.88	$324,591		1.26%		0.10% to 0.75%	(23.30)% to (22.80)%
2021		8,593		$52.71 to $57.85	$53.80 to $59.43	$510,034		1.67%		0.10% to 0.75%	2.07% to 2.74%
2020		8,488		$42.40 to $46.23	$52.71 to $57.85	$490,464		0.54%		0.10% to 0.75%	24.33% to 25.14%

American Funds New Perspective Fund (Class R-6) Sub-Account
2024		2		$31.05	$36.11	$88		1.06%		0.75%	16.28%
2023		1		$25.02	$31.05	$43		1.31%		0.74%	24.08%
2022		2		$33.89	$25.02	$38		1.33%		0.74%	(26.17)%
2021	(z)	1		$32.22	$33.89	$37		2.81%		0.75%	5.67%

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2024		1,412		$88.29 to $102.79	$104.58 to $122.55	$172,660		1.66%		0.10% to 0.75%	18.44% to 19.22%
2023		1,787		$75.65 to $87.50	$88.29 to $102.79	$183,243		2.03%		0.10% to 0.75%	16.72% to 17.48%
2022		2,282		$83.01 to $95.39	$75.65 to $87.50	$199,355		2.18%		0.10% to 0.75%	(8.86)% to (8.27)%
2021		2,320		$64.88 to $74.08	$83.01 to $95.39	$221,018		1.79%		0.10% to 0.75%	27.93% to 28.77%
2020		2,747		$60.48 to $68.61	$64.88 to $74.08	$203,325		2.21%		0.10% to 0.75%	7.27% to 7.97%

Ariel Appreciation Fund (Institutional Class) Sub-Account
2024		9		$36.69 to $41.25	$38.82 to $43.94	$398		0.68%		0.10% to 0.75%	5.82% to 6.51%
2023		11		$33.31 to $37.21	$36.69 to $41.25	$442		1.08%		0.10% to 0.75%	10.14% to 10.86%
2022		13		$38.20 to $42.41	$33.31 to $37.21	$495		0.94%		0.10% to 0.75%	(12.81)% to (12.25)%
2021		14		$33.63	$38.20 to $42.41	$598		0.72%		0.10% to 0.70%	4.91% to 26.11%
2020		16		$31.25	$33.63	$555		0.95%		0.10%	7.59%

BlackRock Total Retun Fund (Class K) Sub-Account
2024	(ax)	0	^	$25.08	$26.06	$0	‡	2.30%		0.10%	3.91%

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2024		471		$47.83 to $54.67	$50.41 to $58.00	$27,104		0.00%	*	0.10% to 0.75%	5.40% to 6.09%
2023		598		$41.67 to $47.32	$47.83 to $54.67	$32,454		0.03%		0.10% to 0.75%	9.14% to 15.54%
2022		724		$56.96 to $64.26	$41.67 to $47.32	$34,074		0.00%		0.10% to 0.75%	(26.85)% to (26.37)%
2021		742		$45.95 to $51.50	$56.96 to $64.26	$47,518		0.00%		0.10% to 0.75%	23.96% to 24.77%
2020		810		$35.77 to $39.84	$45.95 to $51.50	$41,594		0.00%		0.10% to 0.75%	28.45% to 29.29%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2024		2,089		$28.65 to $31.11	$30.40 to $33.22	$68,966		3.00%		0.10% to 0.75%	6.10% to 6.79%
2023		2,393		$25.53 to $27.54	$28.65 to $31.11	$74,072		3.34%		0.10% to 0.75%	12.23% to 12.96%
2022		2,754		$30.94 to $33.16	$25.53 to $27.54	$75,538		3.30%		0.10% to 0.75%	(17.50)% to (16.96)%
2021		2,926		$30.40 to $32.38	$30.94 to $33.16	$96,787		2.14%		0.10% to 0.75%	1.77% to 2.43%
2020		3,448		$26.90 to $28.46	$30.40 to $32.38	$111,404		1.70%		0.10% to 0.75%	13.03% to 13.77%

B-64	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

								For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Dodge & Cox International Stock Fund (Class I) Sub-Account
2024		1,102		$39.73 to $43.14	$40.93 to $44.73	$49,092		1.94%	0.10% to 0.75%	3.02% to 3.69%
2023		1,401		$34.30 to $37.01	$39.73 to $43.14	$60,263		2.22%	0.10% to 0.75%	15.83% to 16.58%
2022		1,577		$37.08 to $39.74	$34.30 to $37.01	$58,226		2.17%	0.10% to 0.75%	(7.48)% to (6.88)%
2021		1,605		$33.64 to $35.83	$37.08 to $39.74	$63,638		2.82%	0.10% to 0.75%	10.20% to 10.92%
2020		1,323		$33.20 to $35.13	$33.64 to $35.83	$47,306		2.09%	0.10% to 0.75%	1.33% to 1.99%

Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account
2024	(ay)	0	^	$26.86	$33.20	$0	‡	0.00%	0.75%	23.62%

iShares Russell Mid-Cap Index Fund (Class K) Sub-Account
2024		3		$34.46	$39.44	$127		1.69%	0.75%	14.45%
2023		1		$29.60	$34.46	$48		2.05%	0.74%	16.40%
2022		1		$36.04	$29.60	$17		1.71%	0.74%	(17.86)%
2021	(ab)	0	^	$34.69	$36.04	$16		1.68%	0.75%	4.31%

JPMorgan Core Plus Bond Fund (Class R6) Sub-Account
2024	(ax)	0	^	$25.11	$26.27	$0	‡	4.96%	0.10%	4.63%

JPMorgan Equity Income Fund (Class R6) Sub-Account
2024		0	^	$35.68	$39.94	$5		2.01%	0.75%	11.95%
2023		1		$34.22	$35.68	$23		2.38%	0.74%	4.26%
2022		1		$35.05	$34.22	$24		2.25%	0.73%	(2.37)%
2021	(ac)	0	^	$33.11	$35.05	$17		2.21%	0.75%	5.68%

JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
2024		4,670		$31.11 to $31.45	$41.43 to $42.16	$196877		0.25%	0.10% to 0.75%	33.16% to 34.03%
2023		4,179		$23.33	$31.11 to $31.45	$131,428		0.48%	0.09% to 0.68%	7.18% to 34.82%
2022	(ah)	455		23.72	$23.33	$10,625		1.75%	0.09%	3.34%

JPMorgan Small Cap Value Fund (Class R6) Sub-Account
2024		857		$35.54 to $38.21	$38.52 to $41.69	$35,705		1.11%	0.10% to 0.75%	8.40% to 9.11%
2023		1,031		$31.60 to $33.76	$35.54 to $38.21	$39,404		1.92%	0.10% to 0.75%	12.45% to 13.18%
2022		732		$36.69 to $38.95	$31.60 to $33.76	$24,714		1.23%	0.10% to 0.75%	(13.87)% to (13.31)%
2021		630		$27.80 to $29.32	$36.69 to $38.95	$24,518		0.65%	0.10% to 0.75%	32.01% to 32.86%
2020		684		$27.60	$27.80 to $29.32	$20,041		1.22%	0.10% to 0.75%	6.21% to 49.35%

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2024		589		$32.14 to $37.38	$33.80 to $39.57	$23,289		3.16%	0.10% to 0.75%	5.17% to 5.85%
2023		674		$27.79 to $32.12	$32.14 to $37.38	$25,178		2.64%	0.10% to 0.75%	15.64% to 16.39%
2022		779		$32.88 to $37.74	$27.79 to $32.12	$25,014		1.58%	0.10% to 0.75%	(15.46)% to (14.91)%
2021		955		$31.24 to $35.63	$32.88 to $37.74	$36,027		5.31%	0.10% to 0.75%	5.23% to 5.92%
2020		848		$32.79	$31.24 to $35.63	$30,201		1.23%	0.10% to 0.75%	8.68% to 14.97%

Lord Abbett High Yield Fund (Class R6) Sub-Account
2024		909		$29.18 to $32.29	$31.53 to $35.13	$31,923		7.42%	0.10% to 0.75%	8.07% to 8.78%
2023		1,118		$26.54 to $29.18	$29.18 to $32.29	$36,074		6.88%	0.10% to 0.75%	9.94% to 10.65%
2022		1,097		$30.88 to $33.73	$26.54 to $29.18	$32,006		5.95%	0.10% to 0.75%	(14.05)% to (13.49)%
2021		1,056		$29.27 to $31.77	$30.88 to $33.73	$35,593		5.04%	0.10% to 0.75%	5.50% to 6.19%
2020		943		$28.09 to $30.29	$29.27 to $31.77	$29,948		5.73%	0.10% to 0.75%	4.18% to 4.86%

Macquarie Emerging Markets Fund (Class R6) Sub-Account
2024		2,508		$30.62 to $38.62	$32.40 to $41.13	$103,068		2.17%	0.10% to 0.75%	5.81% to 6.50%
2023		2,059		$26.20 to $32.83	$30.62 to $38.62	$79,486		3.28%	0.10% to 0.75%	16.89% to 17.65%
2022		2,072		$36.97 to $46.02	$26.20 to $32.83	$67,958		1.77%	0.10% to 0.75%	(29.14)% to (28.68)%
2021		1,978		$37.99 to $46.99	$36.97 to $46.02	$90,994		4.08%	0.10% to 0.75%	(2.68)% to (2.05)%
2020		1,263		$37.34	$37.99 to $46.99	$59,332		0.34%	0.10% to 0.75%	25.83% to 41.91%

Macquarie Small Cap Value Fund (Class R6) Sub-Account
2024		236		$42.05	$45.49 to $46.76	$11,046		1.85%	0.10% to 0.75%	10.78% to 11.21%
2023		124		$38.38	$42.05	$5,194		2.90%	0.10%	9.56%
2022		42		$43.34 to $43.69	$38.38	$1,606		1.04%	0.10%	(12.15)%
2021	(aa)	42		$41.85 to $42.00	$43.34 to $43.69	$1,847		1.36%	0.10% to 0.75%	3.98% to 5.12%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Notes to Financial Statements

TIAA Separate Account VA-3

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

MFS International Diversification Fund (Class R6) Sub-Account
2024		2,116	$28.84	$29.85 to $30.69	$64,929	2.77%	0.10% to 0.75%	(0.79)% to 6.42%
2023		1,772	$25.22	$28.84	$51,082	3.57%	0.10%	14.33%
2022	(ai)	761	$24.06	$25.22	$19,199	2.69%	0.10%	4.85%

MFS Mid Cap Growth Fund (Class R6) Sub-Account
2024		1,288	$28.23	$32.37	$41,692	0.00%	0.10%	14.68%
2023		1,232	$23.26	$28.23	$34,777	0.00%	0.10%	21.38%
2022		1,155	$32.47	$23.26	$26,854	0.00%	0.10%	(28.37)%
2021		884	$28.47	$32.47	$28,713	0.00%	0.10%	14.05%
2020	(t)	415	$27.41	$28.47	$11,812	0.00%	0.10%	11.74%

MFS Mid Cap Value Fund (Class R6) Sub-Account
2024		4,223	$42.81 to $47.26	$48.48 to $53.88	$227,093	1.29%	0.10% to 0.75%	13.25% to 14.00%
2023		3,615	$38.19 to $41.90	$42.81 to $47.26	$170,517	2.23%	0.10% to 0.75%	7.48% to 12.81%
2022		1,570	$42.12 to $45.90	$38.19 to $41.90	$65,526	1.72%	0.10% to 0.75%	(9.32)% to (8.73)%
2021		1,407	$32.39 to $35.07	$42.12 to $45.90	$64,420	1.26%	0.10% to 0.75%	30.03% to 30.87%
2020		1,490	$31.64 to $33.63	$32.39 to $35.07	$52,142	1.57%	0.10% to 0.75%	4.09% to 5.69%

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2024		179	$45.34 to $52.56	$51.65 to $60.27	$10,754	0.00%	0.10% to 0.75%	13.91% to 14.66%
2023		222	$38.56 to $44.41	$45.34 to $52.56	$11,655	0.00%	0.10% to 0.75%	17.60% to 18.37%
2022		241	$51.40 to $58.81	$38.56 to $44.41	$10,711	0.00%	0.10% to 0.75%	(24.98)% to (24.49)%
2021		241	$46.09 to $52.40	$51.40 to $58.81	$14,135	0.00%	0.10% to 0.75%	11.51% to 12.24%
2020		282	$39.49	$46.09 to $52.40	$14,798	0.00%	0.10% to 0.67%	31.59% to 32.69%

NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account
2024	(ax)	210	$25.05	$26.38	$5,548	7.19%	0.10%	5.33%

Parnassus Core Equity Fund (Institutional Shares) Sub-Account
2024		164	$29.44	$34.92	$5,716	0.58%	0.10%	18.63%
2023		142	$23.54	$29.44	$4,167	1.04%	0.10%	25.08%
2022	(al)	1	$23.59	$23.54	$23	0.00%	0.10%	0.42%

Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
2024		19	$39.04 to $44.80	$42.89 to $49.54	$928	0.00%	0.10% to 0.75%	9.84% to 10.56%
2023		21	$33.03	$39.04 to $44.80	$940	0.00%	0.10% to 0.74%	13.76% to 35.63%
2022		24	$49.68	$33.03	$798	0.00%	0.10%	(33.51)%
2021		28	$45.42	$49.68	$1,405	1.25%	0.10%	9.40%
2020		39	$35.29	$45.42	$1,749	0.12%	0.10%	28.68%

Parnassus Value Equity Fund (Institutional Shares) Sub-Account
2024		555	$28.01	$31.41	$17,448	1.47%	0.10%	12.15%
2023		330	$24.60	$28.01	$9,250	3.12%	0.10%	13.83%
2022	(am)	6	$24.19	$24.60	$155	10.84%	0.10%	1.07%

PGIM Total Return Bond Fund (Class R6) Sub-Account
2024		556	$23.11	$23.78	$13,229	4.82%	0.10%	2.93%
2023		351	$21.46	$23.11	$8,106	4.95%	0.10%	7.67%
2022	(ak)	17	$21.68	$21.46	$356	31.39%	0.10%	(1.05)%

Templeton Global Bond Fund (Class R6) Sub-Account
2024		253	$21.28 to $24.19	$18.68 to $21.38	$5,400	5.59%	0.10% to 0.75%	(12.20)% to (11.63)%
2023		317	$20.87 to $23.57	$21.28 to $24.19	$7,660	4.28%	0.10% to 0.75%	1.96% to 2.62%
2022		412	$22.32 to $25.04	$20.87 to $23.57	$9,696	5.45%	0.10% to 0.75%	(6.49)% to (5.88)%
2021		555	$23.57 to $26.28	$22.32 to $25.04	$13,892	5.52%	0.10% to 0.75%	(5.31)% to (4.69)%
2020		716	$24.75 to $27.41	$23.57 to $26.28	$18,806	4.86%	0.10% to 0.75%	(4.77)% to (4.15)%

B-66	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

						For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)		Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2024		1,528	$130.80 to $171.32	$170.05 to $224.18	$341,098	0.00%	*	0.10% to 0.75%	30.00% to 30.86%
2023		1,761	$90.13 to $117.29	$130.80 to $171.32	$300,709	0.00%		0.10% to 0.75%	45.12% to 46.07%
2022		1,960	$140.10 to $181.14	$90.13 to $117.29	$229,192	0.00%		0.10% to 0.75%	(35.67)% to (35.25)%
2021		2,259	$114.59 to $147.19	$140.10 to $181.14	$408,073	0.00%		0.10% to 0.75%	22.26% to 23.06%
2020		2,194	$82.73 to $105.57	$114.59 to $147.19	$321,969	0.00%		0.10% to 0.75%	38.52% to 39.42%

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2024		917	$42.97 to $49.66	$48.22 to $56.09	$51,390	0.39%		0.10% to 0.75%	12.21% to 12.95%
2023		714	$35.68 to $40.96	$42.97 to $49.66	$35,421	0.00%		0.10% to 0.75%	20.45% to 21.23%
2022		565	$46.27 to $52.78	$35.68 to $40.96	$23,142	0.00%		0.10% to 0.75%	(22.89)% to (22.39)%
2021		498	$41.82 to $47.39	$46.27 to $52.78	$26,263	0.00%		0.10% to 0.75%	10.64% to 11.36%
2020		514	$38.26	$41.82 to $47.39	$24,355	0.00%		0.10% to 0.75%	22.94% to 23.87%

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2024		4,522	$26.64 to $28.92	$29.36 to $32.08	$144,703	3.47%		0.10% to 0.75%	10.21% to 10.93%
2023		3,337	$24.58 to $26.51	$26.64 to $28.92	$96,245	4.44%		0.10% to 0.75%	8.37% to 9.08%
2022		1,441	$30.10 to $32.27	$24.58 to $26.51	$38,011	3.61%		0.10% to 0.75%	(18.35)% to (17.82)%
2021		1,614	$30.05 to $32.00	$30.10 to $32.27	$51,859	2.38%		0.10% to 0.75%	0.17% to 0.82%
2020		1,966	$26.27 to $27.79	$30.05 to $32.00	$62,742	2.17%		0.10% to 0.75%	14.40% to 15.15%

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2024		7,103	$44.42 to $49.97	$50.77 to $57.48	$407,537	2.78%		0.10% to 0.75%	14.29% to 15.04%
2023		7,961	$41.53 to $46.41	$44.42 to $49.97	$397,098	3.11%		0.10% to 0.75%	6.04% to 7.66%
2022		6,386	$41.84 to $46.46	$41.53 to $46.41	$295,750	3.02%		0.10% to 0.75%	(0.75)% to (0.10)%
2021		4,142	$33.56 to $37.02	$41.84 to $46.46	$192,087	2.67%		0.10% to 0.75%	24.70% to 25.51%
2020		2,831	$32.78 to $35.93	$33.56 to $37.02	$104,611	2.99%		0.10% to 0.75%	2.36% to 3.03%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2024		2,540	$82.00 to $89.03	$89.83 to $98.17	$248,871	0.49%		0.10% to 0.75%	9.54% to 10.26%
2023		3,020	$68.90 to $74.33	$82.00 to $89.03	$268,404	0.63%		0.10% to 0.75%	19.01% to 19.78%
2022		3,449	$90.35 to $96.83	$68.90 to $74.33	$255,906	0.48%		0.10% to 0.75%	(23.74)% to (23.24)%
2021		3,097	$78.22 to $83.29	$90.35 to $96.83	$299,480	0.34%		0.10% to 0.75%	15.51% to 16.26%
2020		3,142	$59.94 to $63.41	$78.22 to $83.29	$261,408	0.29%		0.10% to 0.75%	30.50% to 31.35%

Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account
2024		5,754	$47.85	$48.87 to $55.90	$321,629	1.26%		0.10% to 0.75%	13.30% to 16.82%
2023		3,329	$33.83 to $38.19	$47.85	$159,313	1.49%		0.10%	25.29%
2022		3,045	$46.34 to $51.99	$33.83 to $38.19	$116,301	1.07%		0.10% to 0.75%	(27.01)% to (26.53)%
2021		2,767	$46.27	$46.34 to $51.99	$143,839	1.17%		0.10% to 0.75%	(0.61)% to 12.35%
2020		1,913	$35.03	$46.27	$88,492	1.50%		0.10%	32.10%

Vanguard FTSE Social Index Fund (Admiral Shares) Sub-Account
2024		184	$35.42	$44.57	$8,193	1.13%		0.10%	25.84%
2023		112	$26.90	$35.42	$3,975	1.31%		0.10%	31.66%
2022		79	$35.54	$26.90	$2,118	1.26%		0.10%	(24.30)%
2021	(ad)	57	$30.56	$35.54	$2,013	1.54%		0.10%	17.04%

Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account
2024		18,445	$36.21 to $36.98	$44.91 to $46.17	$851,579	1.41%		0.10% to 0.75%	24.05% to 24.87%
2023		14,042	$28.89 to $29.31	$36.21 to $36.98	$519,195	1.69%		0.10% to 0.75%	25.32% to 26.14%
2022	(al)	10,935	$28.28 to $31.02	$28.89 to $29.31	$320,537	2.52%		0.10% to 0.75%	(6.88)% to 3.67%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Notes to Financial Statements

TIAA Separate Account VA-3

								For the period ended December 31, 2024

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2024		399		$28.42 to $30.86	$28.62 to $31.28	$12,429		4.10%	0.10% to 0.75%	0.72% to 1.38%
2023		429		$27.49 to $29.65	$28.42 to $30.86	$13,138		3.58%	0.10% to 0.75%	3.39% to 4.07%
2022		471		$30.89 to $33.10	$27.49 to $29.65	$13,888		1.96%	0.10% to 0.75%	(11.00)% to (10.43)%
2021		517		$31.82 to $33.88	$30.89 to $33.10	$17,038		1.00%	0.10% to 0.75%	(2.92)% to (2.29)%
2020		636		$29.60 to $31.31	$31.82 to $33.88	$21,454		1.25%	0.10% to 0.75%	7.51% to 8.21%

Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account
2024	(az)	0	^	$28.77	$30.90	$0	‡	2.12%	0.75%	7.47%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2024		2,263		$79.48 to $86.30	$84.55 to $92.40	$208,818		1.66%	0.10% to 0.75%	6.38% to 7.07%
2023		2,496		$63.89 to $68.92	$79.48 to $86.30	$215,153		1.89%	0.10% to 0.75%	24.40% to 25.21%
2022		2,279		$69.55 to $74.54	$63.89 to $68.92	$156,949		1.47%	0.10% to 0.75%	(8.13)% to (7.54)%
2021		2,472		$54.85 to $58.41	$69.55 to $74.54	$184,100		1.25%	0.10% to 0.75%	26.80% to 27.62%
2020		2,544		$52.21 to $55.23	$54.85 to $58.41	$148,507		1.52%	0.10% to 0.75%	5.06% to 5.74%

Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account
2024	(ay)	0	^	$27.80	$31.51	$1		3.76%	0.75%	13.38%

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2024		2,571		$73.08 to $79.34	$81.53 to $89.10	$228,391		2.03%	0.10% to 0.75%	11.57% to 12.30%
2023		3,068		$63.47 to $68.47	$73.08 to $79.34	$242,814		2.28%	0.10% to 0.75%	15.13% to 15.88%
2022		3,804		$70.51 to $75.58	$63.47 to $68.47	$259,906		1.92%	0.10% to 0.75%	(9.99)% to (9.40)%
2021		4,507		$55.46 to $59.05	$70.51 to $75.58	$339,992		1.83%	0.10% to 0.75%	27.15% to 27.98%
2020		4,746		$52.78 to $55.84	$55.46 to $59.05	$279,838		2.06%	0.10% to 0.75%	5.07% to 5.76%

Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account
2024		8,407		$25.67 to $27.31	$25.79 to $27.63	$232,264		3.66%	0.10% to 0.75%	0.50% to 1.16%
2023		5,577		$24.46 to $25.86	$25.67 to $27.31	$152,301		3.20%	0.10% to 0.75%	4.92% to 5.61%
2022		3,353		$28.37 to $29.81	$24.46 to $25.86	$86,701		2.40%	0.10% to 0.75%	(13.79)% to (13.23)%
2021		3,062		$29.07 to $30.34	$28.37 to $29.81	$91,248		1.88%	0.10% to 0.75%	(2.39)% to (1.76)%
2020		2,562		$27.18 to $28.19	$29.07 to $30.34	$77,734		2.25%	0.10% to 0.75%	6.94% to 7.64%

Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account
2024		1,798		$23.31	$24.15	$43,429		5.39%	0.10%	3.60%
2023		640		$21.44	$23.31	$14,932		4.00%	0.10%	8.75%
2022		913		$24.65	$21.44	$19,571		1.35%	0.10%	(13.02)%
2021	(ae)	1,081		$24.61	$24.65	$26,653		6.56%	0.10%	0.36%

Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account
2024		1,951		$26.61	$27.97	$54,561		5.09%	0.10%	5.14%
2023		1,079		$25.35	$26.61	$28,697		5.15%	0.10%	4.94%
2022	(am)	100		$25.00	$25.35	$2,535		4.48%	0.11%	0.14%

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2024		3,868		$63.73 to $69.19	$72.66 to $79.41	$306,565		2.22%	0.10% to 0.75%	14.02% to 14.76%
2023		4,806		$56.12 to $60.54	$63.73 to $69.19	$332,024		2.33%	0.10% to 0.75%	13.56% to 14.30%
2022		6,044		$65.95 to $70.68	$56.12 to $60.54	$365,408		2.10%	0.10% to 0.75%	(14.90)% to (14.35)%
2021		6,340		$55.79 to $59.40	$65.95 to $70.68	$447,599		1.78%	0.10% to 0.75%	18.22% to 18.99%
2020		7,349		$50.78 to $53.72	$55.79 to $59.40	$436,056		2.24%	0.10% to 0.75%	9.87% to 10.58%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2024		5,508		$31.98 to $46.41	$31.50 to $46.02	$250,668		4.70%	0.10% to 0.75%	(1.50)% to (0.85)%
2023		5,391		$30.13 to $43.45	$31.98 to $46.41	$247,884		4.36%	0.10% to 0.75%	6.12% to 6.81%
2022		5,839		$37.41 to $53.59	$30.13 to $43.45	$251,708		3.24%	0.10% to 0.75%	(19.45)% to (18.92)%
2021		5,823		$38.41 to $54.67	$37.41 to $53.59	$309,827		2.71%	0.10% to 0.75%	(2.61)% to (1.97)%
2020		4,601		$35.33 to $49.97	$38.41 to $54.67	$249,745		2.79%	0.10% to 0.75%	8.71% to 9.41%

(^)	Less than 1,000 units.
(‡)	Less than $1000.
(*)	Less than 0.01%
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.

B-68	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

concluded

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These total returns do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, with varying expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.

(s)	Sub-Account commenced operations November 27, 2020.
(t)	Sub-Account commenced operations October 7, 2020.
(u)	Effective October 1, 2020, all shares of the underlying mutual fund converted from the Institutional share class to the R6 share class.
(v)	Sub-Account commenced operations May 10, 2021.
(w)	Sub-Account commenced operations May 10, 2021.
(y)	Sub-Account commenced operations May 7, 2021.
(z)	Sub-Account commenced operations October 7, 2021.
(aa)	Sub-Account commenced operations May 10, 2021.
(ab)	Sub-Account commenced operations October 7, 2021.
(ac)	Sub-Account commenced operations October 7, 2021.
(ad)	Sub-Account commenced operations May 10, 2021.
(ae)	Sub-Account commenced operations May 10, 2021.
(af)	Sub-Account commenced operations July 5, 2022.
(ag)	Sub-Account commenced operations November 7, 2022.
(ah)	Sub-Account commenced operations June 13, 2022.
(ai)	Sub-Account commenced operations June 13, 2022.
(ak)	Sub-Account commenced operations December 9, 2022.
(al)	Sub-Account commenced operations December 21, 2022.
(am)	Sub-Account commenced operations December 19, 2022.
(an)	Sub-Account commenced operations January 3, 2023.
(ao)	Sub-Account commenced operations February 1, 2023.
(ap)	Sub-Account commenced operations February 13, 2023.
(aq)	Sub-Account commenced operations March 13, 2023.
(ar)	Sub-Account commenced operations April 7, 2023.
(as)	Sub-Account commenced operations January 9, 2023.
(at)	Sub-Account commenced operations January 4, 2023.
(av)	Sub-Account commenced operations February 26, 2024.
(aw)	Sub-Account commenced operations July 22, 2024.
(ax)	Sub-Account commenced operations May 1, 2024.
(ay)	Sub-Account commenced operations January 1, 2024.
(az)	Sub-Account commenced operations July 10, 2024.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Report of Independent Auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

Opinions

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2024 and 2023, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

B-70	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 6, 2025

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-71

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
	2024	2023
	(in millions, except share amounts)
ADMITTED ASSETS

Bonds	$199,933	$199,566

Preferred stocks	1,040	994

Common stocks	3,189	2,731

Mortgage loans	38,205	40,992

Real estate	3,518	3,832

Cash, cash equivalents and short-term investments	3,412	534

Contract loans	363	502

Derivatives	1,929	1,358

Securities lending collateral assets	1,373	652

Other invested assets	43,471	42,640

Total cash and invested assets	296,433	293,801

Investment income due and accrued	2,018	2,014

Net deferred federal income tax asset	1,786	1,728

Other assets	1,229	1,336

Separate account assets	48,505	47,625

TOTAL ADMITTED ASSETS	$349,971	$346,504

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$244,051	$240,022

Dividends due to policyholders	2,308	2,361

Interest maintenance reserve	1,521	1,993

Borrowed money	100	160

Asset valuation reserve	6,068	6,783

Derivatives	98	365

Payable for collateral for securities loaned	1,373	652

Other liabilities	5,943	5,195

Separate account liabilities	47,456	46,862

TOTAL LIABILITIES	308,918	304,393

Capital and Contingency Reserves

Capital stock and additional paid-in capital (2,500 shares of $1,000 par value common stock authorized, issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	5,942	6,291

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	35,108	35,817

TOTAL CAPITAL AND CONTINGENCY RESERVES	41,053	42,111

TOTAL LIABILITIES, CAPITAL AND CONTINGENCY RESERVES	$349,971	$346,504

B-72	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
	2024	2023	2022

	(in millions)
REVENUES

Insurance and annuity premiums and other considerations	$19,670	$19,240	$16,636

Annuity dividend additions	2,723	3,065	2,099

Net investment income	13,535	13,322	13,004

Other revenue	332	358	369

TOTAL REVENUES	$36,260	$35,985	$32,108

BENEFITS AND EXPENSES

Policy and contract benefits	$25,617	$27,199	$21,990

Dividends to policyholders	4,661	5,100	4,141

Increase in policy and contract reserves	3,770	4,070	2,969

Net operating expenses	1,570	1,555	1,289

Net transfers to (from) separate accounts	(682)	(2,949)	(407)

TOTAL BENEFITS AND EXPENSES	$34,936	$34,975	$29,982

Income before federal income taxes and net realized capital gains (losses)	$1,324	$1,010	$2,126

Federal income tax expense (benefit)	(138)	(6)	(80)

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(2,678)	(1,690)	(2,614)

NET INCOME (LOSS)	$(1,216)	$(674)	$(408)

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-73

Statutory–basis statements of changes in capital and

contingency reserves

Teachers Insurance and Annuity Association of America

	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total
	(in millions)

Balance, December 31, 2021	$3	$6,290	$36,680	$42,973

Net income (loss)	—	—	(408)	(408)

Change in net unrealized capital gains (losses) on investments, net of $67 in taxes	—	—	(612)	(612)

Change in asset valuation reserve	—	—	1,776	1,776

Change in net deferred income tax	—	—	271	271

Change in post-retirement benefit liability	—	—	10	10

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(857)	(857)

Other assets	—	—	(432)	(432)

Change in surplus notes	—	1	—	1

Balance, December 31, 2022	$3	$6,291	$36,428	$42,722

Net income (loss)	—	—	(674)	(674)

Change in net unrealized capital gains (losses) on investments, net of $(55) in taxes	—	—	167	167

Change in asset valuation reserve	—	—	(214)	(214)

Change in net deferred income tax	—	—	609	609

Change in post-retirement benefit liability	—	—	(4)	(4)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(125)	(125)

Other assets	—	—	(346)	(346)

Surplus (contributed to) withdrawn from Separate Accounts	—	—	(618)	(618)

Change in surplus of separate accounts	—	—	594	594

Balance, December 31, 2023	$3	$6,291	$35,817	$42,111

Net income (loss)	—	—	(1,216)	(1,216)

Change in net unrealized capital gains (losses) on investments, net of $(19) in taxes	—	—	71	71

Change in asset valuation reserve	—	—	715	715

Change in net deferred income tax	—	—	386	386

Change in post-retirement benefit liability	—	—	(6)	(6)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(309)	(309)

Other assets	—	—	(316)	(316)

Surplus (contributed to) withdrawn from Separate Accounts	—	—	(294)	(294)

Change in surplus of separate accounts	—	—	260	260

Change in surplus notes	—	(349)	—	(349)

Balance, December 31, 2024	$3	$5,942	$35,108	$41,053

B-74	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
	2024	2023	2022
	(in millions)
CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$19,676	$19,240	$16,640

Net investment income	13,041	12,661	12,333

Miscellaneous income	309	317	338

Total receipts	33,026	32,218	29,311

Policy and contract benefits	25,235	26,814	21,864

Operating expenses	1,590	1,455	1,265

Dividends paid to policyholders	1,990	1,943	1,779

Federal income taxes paid (received)	(45)	(51)	(134)

Net transfers to (from) separate accounts	(375)	(2,345)	(394)

Total disbursements	28,395	27,816	24,380

Net cash from operations	4,631	4,402	4,931

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	19,383	23,909	29,726

Stocks	2,543	7,482	9,245

Mortgage loans and real estate	4,012	2,630	2,824

Other invested assets	3,885	2,950	4,378

Miscellaneous proceeds	997	1,331	2,766

Cost of investments acquired:

Bonds	20,092	21,111	35,065

Stocks	2,984	3,329	9,738

Mortgage loans and real estate	2,193	6,049	4,365

Other invested assets	5,484	10,056	6,657

Miscellaneous applications	1,330	1,051	879

Net cash used in investments	(1,263)	(3,294)	(7,765)

CASH FROM FINANCING AND OTHER

Surplus notes	(350)	—	—

Borrowed money	(60)	60	25

Net deposits on deposit-type contracts funds	(123)	(53)	4,829

Other cash provided (applied)	43	(1,785)	(1,444)

Net cash from financing and other	(490)	(1,778)	3,410

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	2,878	(670)	576

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	534	1,204	628

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$3,412	$534	$1,204

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1 – Organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a stock life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Governors (“Board of Governors”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

Note 2 – Significant Accounting Policies

Basis of Presentation:

The financial statements of TIAA are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

Under Regulation No. 172 (11 NYCRR 83), the Department did not adopt certain NAIC SAP guidance, specifically subparagraph 4.a. of SSAP No. 26R, Bonds, and the third sentence in footnote 1 of SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, to treat certain exchange traded funds (“ETFs”) designated by the Securities Valuation Office (“SVO”), (“SVO-Identified ETFs”), as qualifying for bond accounting treatment. Rather, the Department requires these SVO-identified ETFs to be reflected as equities under SSAP No. 30R, “Unaffiliated Common Stock”. However, if the ETF meets certain criteria, the asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) may be retained under SSAP No. 26R, and the ETF can be treated as a bond for the purpose of a domestic insurer’s risk based capital (“RBC”) report. The total balance of investment grade ETF holdings treated as equities as of December 31, 2024 and 2023, but treated as bonds for AVR, IMR and RBC, are $648 million and $103 million, respectively. This prescribed practice does not result in a difference to net income or capital and contingency reserves when compared to NAIC SAP.

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP Annual Statement filed with the Department.

			For the Years Ended December 31,
	NAIC SAP#	Financial Statement Line	2024	2023	2022

			(in millions)

Net income, New York SAP			$(1,216)	$(674)	$(408)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(2)	(2)	(1)

Net income (loss), NAIC SAP			$(1,218)	$(676)	$(409)

Capital and surplus, New York SAP			$41,053	$42,111	$42,722

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:
Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	12	14	16

Capital and surplus, NAIC SAP			$41,065	$42,125	$42,738

B-76	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98), Valuation of Life Insurance Reserves, Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held to account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Company’s RBC as of December 31, 2024 and 2023 would not have triggered a regulatory event without the use of the New York SAP prescribed and permitted practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be available-for-sale (“AFS”) are carried at fair value rather than at amortized cost under NAIC SAP;

•

For held-to-maturity and AFS investments, lifetime expected credit losses are immediately recognized through the allowance for credit losses, and is adjusted at each reporting period. Under NAIC SAP, an impairment for securities other than loan-backed and structured securities is recorded through earnings for the difference between amortized cost and fair value. For loan-backed and structured securities, non-interest related other-than-temporary impairment (“OTTI”) losses shall be recorded through the AVR, while interest related other-than-temporary impairment losses may be recorded through the IMR in certain circumstances;

•

Estimated expected credit losses related to mortgage loans are immediately recognized over the life of the financial instrument and is adjusted at each reporting period rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability under GAAP rather than a component of capital and contingency reserves under NAIC SAP;

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

B-78	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Accounting Policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. The principal for Treasury Inflation Protected Securities (“TIPS”) bonds is adjusted based on inflation and is recorded as an unrealized gain or loss and amortized over the remaining life of the security. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss. Investment grade bond ETFs are accounted for as common stocks and are stated at fair value.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in “Other invested assets.” The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company evaluates the recoverability of income producing directly held real estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Invested Assets: Other invested assets primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s underlying equity percentage based on the respective entity’s most recent available audited US GAAP or International Financial Reporting Standards financial statements.

Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if an OTTI has occurred. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to one year at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

B-80	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company monitors the unrealized loss position for replication credit default swaps. If it is determined that a decline in fair value is other than temporary, the cost basis will be written down to fair value and the amount of the write down is accounted for as a realized loss.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2024	2023	Change

Net deferred federal income tax asset	$3,214	$2,905	$309

Furniture and electronic data processing equipment	705	562	143

Invested assets	880	708	172

Prepaid expenses	195	198	(3)

Other	197	193	4

Total	$5,191	$4,566	$625

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2024	2023
EDP equipment and computer software	$2,287	$2,171

Furniture and equipment and leasehold improvements	$204	$177

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial guidelines and statutory regulations. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and separate account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable general account and separate account invested assets. Changes to the AVR are reported as

B-82	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any separate accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity non-participating contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity non-participating contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory - Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2024	2023	2022

Exchange/transfer/conversion/distribution of invested assets	$6,009	$4,071	$3,678

Annuity dividend additions	$2,723	$3,065	$2,099

Capitalized interest	$390	$335	$302

Interest credited on deposit-type contracts	$393	$259	$113

Application of New Accounting Pronouncements:

Recently Issued Accounting Guidance:

In March 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to prescribe the accounting guidance (measurement method) for all residual interests regardless of legal form. Upon adoption, residual interests will be reported initially at cost. Subsequent to initial acquisition, residuals will be reported either 1) at the lower of amortized cost or fair

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

value under the Allowable Earned Yield method, or 2) using the calculated practical expedient method. The Allowable Earned Yield method is based on a discounted cash flow methodology and allows for cash receipts to be recorded as investment income up to the calculated allowable yield, with the excess cash flow applied to the amortized cost balance. The practical expedient is a cost recovery method, resulting in no interest income recognition until the residual interest has a carrying value of zero. This guidance is effective January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

In September 2024, the NAIC adopted revisions to SSAP 26, Bonds. The revisions permit debt securities issued by non-registered funds to qualify as issuer credit obligations (“ICO”) if the funds are functioning as operating entities and are not issuing securities for the primary purpose of raising debt capital. Companies are required to assess the purpose of a fund borrower/issuer in applying this guidance and distinguish whether a fund represents an operating entity or a securitization vehicle. The revisions are effective on January 1, 2025. The Company is still evaluating the impact of adoption; however, it is not currently expected to have a material impact on the financial statements.

Recently Adopted Accounting Pronouncements:

In February 2024, the NAIC adopted revisions to SSAP 21R, Other Admitted Assets, to expand Schedule BA disclosures made with respect to collateral loans. Upon adoption, collateral loans shall be reported on Schedule BA based on the type of qualifying investment that secures the loan. Additionally, the total amount of collateral loans and the collateral loans admitted and non-admitted will be disclosed by qualifying investment type in a note. The revised disclosures were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to the Annual Statement Instructions. These revisions clarify that realized and unrealized changes in perpetual preferred stock and mandatory convertible preferred stock shall be subject to the AVR (instead of IMR). These revisions were effective for year-end 2024 and did not have an impact on the Company’s financial statements.

Note 3 – Long-Term Bonds, Preferred Stocks, and Unaffiliated Common Stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2024

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:

U.S. governments	$18,574	$40	$(2,690)	$15,924

All other governments	3,445	53	(325)	3,173

States, territories and possessions	584	5	(18)	571

Political subdivisions of states, territories, and possessions	849	1	(119)	731

Special revenue and special assessment, non-guaranteed agencies and government	20,078	126	(2,304)	17,900

Credit tenant loans	111	—	(7)	104

Industrial and miscellaneous	145,468	1,104	(14,805)	131,767

Hybrids	512	27	(22)	517

Parent, subsidiaries and affiliates	155	—	(11)	144

Bank loans	10,157	91	(235)	10,013

Total	$199,933	$1,447	$(20,536)	$180,844

B-84	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	2023

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:

U.S. governments	$16,753	$78	$(1,906)	$14,925

All other governments	3,955	77	(275)	3,757

States, territories and possessions	674	13	(9)	678

Political subdivisions of states, territories, and possessions	1,014	4	(103)	915

Special revenue and special assessment, non-guaranteed agencies and government	19,489	166	(1,890)	17,765

Credit tenant loans	476	—	(12)	464

Industrial and miscellaneous	145,013	1,399	(13,704)	132,708

Hybrids	490	29	(33)	486

Parent, subsidiaries and affiliates	155	—	(15)	140

Bank loans	11,547	60	(286)	11,321

Total	$199,566	$1,826	$(18,233)	$183,159

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where decline in value is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more

	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2024

Loan-backed and structured bonds	$5,353	$(139)	$5,214	$37,672	$(4,229)	$33,443

All other bonds	24,331	(732)	23,599	97,649	(15,137)	82,512

Total bonds	29,684	(871)	28,813	135,321	(19,366)	115,955

Unaffiliated common stocks	310	(9)	301	851	(50)	801

Preferred stocks	—	—	—	152	(40)	112

Total bonds and stocks	$29,994	$(880)	$29,114	$136,324	$(19,456)	$116,868

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Less than twelve months			Twelve months or more

	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2023

Loan-backed and structured bonds	$1,941	$(90)	$1,851	$42,117	$(4,247)	$37,870

All other bonds	3,834	(93)	3,741	112,641	(13,529)	99,112

Total bonds	5,775	(183)	5,592	154,758	(17,776)	136,982

Unaffiliated common stocks	5	(1)	4	780	(80)	700

Preferred stocks	—	—	—	152	(27)	125

Total bonds and stocks	$5,780	$(184)	$5,596	$155,690	$(17,883)	$137,807

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. As of December 31, 2024, 94% of unrealized losses were from investment grade bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2024		December 31, 2023

	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$6,234	$6,189	$4,847	$4,786

Due after one year through five years	32,935	32,223	35,702	34,796

Due after five years through ten years	36,850	34,844	35,678	33,628

Due after ten years	86,543	72,704	85,448	74,945

Subtotal	162,562	145,960	161,675	148,155

Residential mortgage-backed securities	11,601	10,618	11,458	10,614

Commercial mortgage-backed securities	7,177	6,676	8,174	7,383

Asset-backed securities	18,593	17,590	18,259	17,007

Subtotal	37,371	34,884	37,891	35,004

Total	$199,933	$180,844	$199,566	$183,159

B-86	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities. The other category is primarily comprised of Bank loan investments.

	2024	2023

Other	12.3%	14.0%

Revenue and special obligations	12.2%	10.8%

Public utilities	10.7%	10.3%

Services	10.3%	10.4%

Finance and financial services	10.0%	9.8%

Asset-backed securities	9.3%	9.1%

Manufacturing	8.4%	8.8%

U.S. governments	6.9%	5.9%

Residential mortgage-backed securities	5.8%	5.7%

Real estate investment trusts	4.4%	4.4%

Commercial mortgage-backed securities	3.6%	4.1%

Oil and gas	2.5%	2.7%

Communications	1.9%	2.0%

All other governments	1.7%	2.0%

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2024		2023

NAIC 1 and 2	$178,383	89.2%	$177,708	89.0%

NAIC 3 through 6	21,550	10.8	21,858	11.0

Total	$199,933	100.0%	$199,566	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2024 and 2023, the Company recognized OTTI on loan-backed and structured securities of $115 million and $20 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2024	2023

Carrying amount of bonds and stocks denominated in foreign currency	$6,646	$5,810

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$1,097	$1,044

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

5GI Securities: The SVO assigns a NAIC 5GI designation to certain obligations when an insurer certifies the following: documentation necessary to permit a full credit analysis of a security does not exist, the issuer or obligor is current on all contracted interest and principal payments and the insurer has an actual expectation of ultimate payment of all contracted interest and principal. These NAIC 5GI designations are deemed to possess the credit characteristics of securities assigned an NAIC 5 designation. The following table represents the NAIC 5GI investments held as of December 31, (in millions):

	Number of 5GI Securities		Aggregate Book Adjusted/ Carrying Value		Aggregate Fair Value

Investment	2024	2023	2024	2023	2024	2023

Bonds - amortized cost	20	61	$464	$1,058	$472	$1,058

Loan backed & structured securities - amortized cost	3	2	30	64	30	65

Preferred stock - amortized cost	—	2	—	5	—	9

Preferred stock - fair value	9	9	202	190	202	190

Total	32	74	$696	$1,317	$704	$1,322

Note 4 – Mortgage Loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2024	2023

Commercial loans	$33,005	$34,948

Mezzanine loans	1,506	2,031

Residential loans	3,694	4,013

Total	$38,205	$40,992

The maximum and minimum lending rates for mortgage loans originated or purchased during 2024 and 2023 are as follows:

	2024		2023
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	12.00%	3.95%	9.99%	3.17%

Mezzanine loans	12.58%	12.58%	17.50%	17.50%

Residential loans	N/A	N/A	8.50%	—%

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2024 and 2023 are as follows:

	Maximum LTV
Loan Type	2024	2023

Commercial loans	113.6%	111.8%

Mezzanine loans	52.1%	69.3%

Residential loans	N/A	231.5%

There were no residential mortgage loans originated or purchased during 2024.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2024 and 2023 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

B-88	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following table provides the recorded investment on impaired loans with or without an allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, (in millions):

	Mortgage Loans
	2024	2023	2022

With allowance for credit losses - Commercial	$677	$941	$245

With allowance for credit losses - Residential	—	—	—

No allowance for credit losses - Commercial	490	619	—

No allowance for credit losses - Residential	—	—	—

Total	$1,167	$1,560	$245

Subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan	$124	$221	$—

The following table provides information for investment in impaired loans as of December 31, (in millions):

	Commercial
	2024	2023	2022

Average recorded investment	$1,167	$1,560	$245

Interest income recognized	$48	$71	$11

Recorded investments on nonaccrual status	$1,095	$360	$—

Amount of interest income recognized using a cash-basis method of accounting	$—	$—	$—

Credit Quality

For commercial and mezzanine mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. LTV ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial and mezzanine mortgage loans at December 31, are as follows (in millions):

	Recorded Investment - Commercial and Mezzanine
	Loan-to-value Ratios
2024	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$10,139	$18,131	$28,270	81.4%

Less than 1.20x	3,885	2,066	5,951	17.1%

Construction	—	531	531	1.5%

Total	$14,024	$20,728	$34,752	100.0%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Recorded Investment - Commercial and Mezzanine
	Loan-to-value Ratios
2023	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$9,872	$21,763	$31,635	84.9%

Less than 1.20x	3,437	1,595	5,032	13.5%

Construction	—	614	614	1.6%

Total	$13,309	$23,972	$37,281	100.0%

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in residential mortgage loans at December 31, are as follows (in millions):

	2024		2023
Residential	Recorded Investment	% of total	Recorded Investment	% of total

Credit quality indicators:

Performing	$3,704	99.7%	$4,018	99.8%

Nonperforming	10	0.3%	10	0.2%

Total	$3,714	100.0%	$4,028	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

	Residential		Commercial
2024	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded investment

Current	$—	$3,682	$—	$33,155	$1,447	$38,284

30-59 days past due	$—	$18	$—	$—	$—	$18

60-89 days past due	$—	$4	$—	$—	$—	$4

90-179 days past due	$—	$5	$—	$64	$—	$69

180+ days past due	$—	$4	$—	$—	$86	$90

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$4,024	$1,533	$5,556

	Residential		Commercial
2023	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded investment

Current	$—	$3,973	$—	$34,782	$2,046	$40,801

30-59 days past due	$—	$29	$—	$93	$—	$122

60-89 days past due	$—	$17	$—	$—	$—	$17

90-179 days past due	$—	$2	$—	$—	$—	$2

180+ days past due	$—	$6	$—	$360	$—	$366

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$4,749	$2,046	$6,795

B-90	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31:

	2024	2023
Mortgage Loans by Property Type (Commercial & Residential):	% of Total	% of Total

Apartments	26.3%	24.3%

Office buildings	22.3	23.3

Industrial buildings	15.2	15.7

Shopping centers	14.6	15.6

Other - commercial	11.9	10.1

Residential	9.7	11.0

Total	100.0%	100.0%

	2024		2023
	% of Total		% of Total
Mortgage Loans by Geographic Distribution:	Commercial	Residential	Commercial	Residential

Pacific	21.0%	44.2%	21.4%	43.5%

South Atlantic	16.2	16.1	16.7	16.2

Middle Atlantic	17.8	8.5	16.9	8.7

South Central	9.9	10.6	10.5	10.7

North Central	9.0	5.3	8.8	5.4

New England	7.8	2.7	7.8	2.8

Mountain	2.2	12.6	2.1	12.7

Other	16.1	—	15.8	—

Total	100.0%	100.0%	100.0%	100.0%

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2024	2023
	Carrying Value	Carrying Value

Due in one year or less	$4,187	$3,393

Due after one year through five years	20,702	19,699

Due after five years through ten years	8,603	12,195

Due after ten years	4,713	5,705

Total	$38,205	$40,992

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2024 or 2023.

Note 5 – Real Estate

At December 31, 2024 and 2023, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $439 million of third party mortgage encumbrances as of December 31, 2024, and $722 million for December 31, 2023.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	2024	2023
Directly Owned Real Estate by Property Type:	% of Total	% of Total

Industrial buildings	53.7%	45.2%

Office buildings	22.3	20.9

Apartments	15.8	25.2

Retail	4.5	5.4

Mixed-use projects	2.1	2.0

Income-producing land	1.3	—

Land under development	0.3	1.3

Total	100.0%	100.0%

	2024	2023
Directly Owned Real Estate by Geographic Region:	% of Total	% of Total

Pacific	31.1%	29.6%

South Atlantic	22.5	25.7

Mountain	16.6	14.5

South Central	10.7	13.1

Middle Atlantic	9.7	9.3

North Central	9.4	7.8

Total	100.0%	100.0%

Note 6 - Subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as “Common stock” or “Other invested assets”. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2024	2023

Net carrying value of the SCA entities

Reported as common stock	$1,011	$1,015

Reported as other invested assets	27,749	28,409

Total net carrying value	$28,760	$29,424

On November 2, 2022, the Company entered into an agreement to sell a majority of its common stock ownership of TIAA FSB Holdings, Inc. (“FSB”) to various third-party investors. FSB was a federally chartered savings and loan holding company. Under the agreement, nearly all of FSB’s current assets and business lines were acquired by the new ownership, with the exception of TIAA Trust N.A. (“the Trust”). As a condition of the sale, the Company purchased $4.9 billion in residential mortgage loans from FSB during 2023, of which $3.8 billion were recorded within mortgage loans and $1.1 billion within other invested assets as these mortgages are held in a trust investment vehicle.

The Company recorded an impairment loss of $1.3 billion for the year ended December 31, 2022, attributable to the remeasurement of the Company’s investment in FSB from carrying value to fair value. The fair value of the Company’s investment in FSB was based on the agreed-upon sales price, adjusted to include the fair value of retained businesses discussed above. The impairment loss and a release of accumulated unrealized capital gains was offset by a reduction of the asset valuation reserve associated with the Company’s investment in FSB, which was recorded in the change in asset valuation reserve on the Statements of Changes in Capital and Contingency Reserves for the year ended December 31, 2022. The net reduction to capital and contingency reserves was $0.3 billion for the year ended December 31, 2022.

B-92	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

On July 31, 2023, the Company finalized the sale of a majority of its common stock ownership of FSB to various third-party investors. After the sale, FSB was renamed Everbank Financial Corporation (“Everbank”). The final amount recognized for the sale in 2023 was materially consistent with the estimated impact reported as of December 31, 2022. The Company retained a non-controlling stake and an ongoing business relationship in Everbank. The Company’s non-controlling stake in Everbank consists of $0.6 billion of preferred stock and $0.2 billion of common stock as of December 31, 2023.

As of December 31, 2024 and 2023, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any material investments in foreign insurance subsidiaries. The Company did not have any significant investments in non-insurance SCA entities reported as common stocks as of December 31, 2024 and 2023.

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects NYDFS departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Department requires in Regulation No. 147 (11 NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Department prescribed a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020, that the reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

The following table provides the monetary effect on net income and surplus as a result of using NYDFS prescribed accounting practices that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with NAIC SAP (in millions):

	2024

	Monetary Effect on NAIC SAP		Amount of Investment

SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TIAA Life	$(1)	$5	$828	$833

* Per NAIC SAP (without permitted or prescribed practices)

	2023

	Monetary Effect on NAIC SAP		Amount of Investment

SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TIAA Life	$(1)	$6	$828	$834

* Per NAIC SAP (without permitted or prescribed practices)

During 2024 and 2023, had TIAA Life not departed from NAIC SAP, a regulatory event would not have been triggered due to risk based capital.

As of December 31, 2024 and 2023, the Company held $155 million in bonds of affiliates.

As of December 31, 2024 and 2023, the net amount due to SCA entities was $520 million and $196 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $646 million and $464 million as of December 31, 2024 and 2023, respectively.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies by excluding immaterial assets that are not audited. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $9,161 million and $8,887 million as of December 31, 2024 and 2023, respectively. Significant holdings as of December 31, are as follows (in millions):

	2024	2023
Subsidiary	Carrying Value	Carrying Value

TIAA Global Ag Holdco LLC	$ 1,030	$ 1,072

T-C Europe, LP	962	1,052

Demeter Agricultural Properties, LLC	437	—

Occator Agricultural Properties, LLC	425	451

TGA European RE Holdings I LLC	384	308

TGA APAC Fund Holdings, LLC	381	388

ND Properties LLC	377	449

TIAA Super Regional Mall Member Sub LLC	365	492

NGFF Holdco, LLC	302	306

NGTF Holdco LLC	292	200

TIAA Infrastructure Investments, LLC	242	271

730 Data Centers, LLC	226	106

T-C Lux Fund Holdings LLC	225	261

TGA Sparrow Investor LLC	201	180

TGA MKP Member LLC	200	202

TIAA GCREIT Holdings LLC	185	—

T-C MV Member LLC	185	189

T-C Waterford Blue Lagoon LLC	175	177

T-C MV Member II LLC	153	114

T-C UK RE Holdings III LLC	140	—

TIAA NBS LLC	136	120

730 Digital Infra LLC	130	—

TGA JL MCF II Investor Member LLC	130	131

TIAA-Stonepeak Investments II, LLC	128	147

TIAA GTR Holdco LLC	117	225

TGA Sparrow II Investor LLC	116	77

TGA SS Self Storage Portfolio Inv Mbr LLC	108	112

T-C SV Member LLC	105	80

TEFF Holdco LLC	98	104

730 Transmission, LLC	96	122

Other	1,110	1,551

Total	$ 9,161	$ 8,887

Note 7 - Other Invested Assets

As of December 31, 2024 and 2023, the components of the Company’s carrying value in “Other invested assets” are (in millions):

	2024	2023
Affiliated other invested assets	$27,749	$28,409

Unaffiliated other invested assets	15,207	13,845

Receivables for securities, derivative collateral and line of credit	515	386

Total other invested assets	$43,471	$42,640

B-94	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

As of December 31, 2024 and 2023, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2024	2023
Real estate and mortgage loans	$10,592	$11,497

Operating subsidiaries and affiliates	6,257	6,377

Investment subsidiaries	4,274	4,094

Agriculture and timber	4,973	5,271

Energy and infrastructure	1,653	1,170

Total affiliated other invested assets	$27,749	$28,409

Of the $6,257 million and $6,377 million of operating subsidiaries and affiliates as of December 31, 2024 and 2023, $5,917 million and $5,985 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2024 and 2023, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for “Other invested assets” for which the carrying value is not expected to be recovered:

	2024	2023	2022
Operating Subsidiaries	$1,150	$1,013	$842

All Other	219	166	197

Total	$1,369	$1,179	$1,039

The following table presents the carrying value for “Other invested assets” denominated in foreign currency for the years ended December 31, (in millions):

	2024	2023
Other invested assets denominated in foreign currency	$1,190	$1,178

Note 8 - Investments Commitments

The outstanding obligation for future investments at December 31, 2024, is shown below by asset category (in millions):

	2025	In later years	Total Commitments
Bonds	$975	$2,098	$3,073

Mortgage loans	639	—	639

Real estate	24	—	24

Other invested assets	2,763	7,804	10,567

Total	$4,401	$9,902	$14,303

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other invested assets, primarily fund investments, there are scheduled capital calls that extend into future years.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 9 – Investment Income and Capital Gains and Losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2024	2023	2022
Bonds	$9,500	$9,061	$8,649

Stocks	339	259	281

Mortgage loans	1,773	1,759	1,482

Real estate	499	492	409

Derivatives	297	299	270

Other invested assets	2,202	2,292	2,612

Cash, cash equivalents and short-term investments	82	75	9

Total gross investment income	14,692	14,237	13,712

Less investment expenses	(1,365)	(1,347)	(1,240)

Net investment income before amortization of IMR	13,327	12,890	12,472

Plus amortization of IMR	208	432	532

Net investment income	$13,535	$13,322	$13,004

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, are as follows (in millions):

	2024	2023
Gross	$2,018	$2,014

Nonadmitted	—	—

Total admitted interest income due and accrued	$2,018	$2,014

The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance for the years ended December 31, are as follows (in millions):

	2024	2023

Cumulative amounts of PIK interest included in the current principal balance	$1,566	$1,495

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2024	2023	2022
Bonds	$(617)	$(444)	$(347)

Stocks	(33)	(718)	(1,336)

Mortgage loans	(722)	(402)	(5)

Real estate	98	60	(1)

Derivatives	(108)	(43)	459

Other invested assets	(1,583)	(1,248)	(1,219)

Cash, cash equivalents and short-term investments	23	86	(87)

Total before capital gains taxes and transfers to IMR	(2,942)	(2,709)	(2,536)

Transfers to IMR	264	1,019	(78)

Net realized capital losses less capital gains taxes, after transfers to IMR	$(2,678)	$(1,690)	$(2,614)

B-96	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2024	2023	2022
Other-than-temporary impairments:

Bonds	$504	$211	$239

Stocks	45	57	1,403

Mortgage loans	702	364	—

Real estate	68	100	4

Other invested assets	1,369	1,179	1,039

Total	$2,688	$1,911	$2,685

Information related to the sales of long-term bonds are as follows for the years ended December 31, (in millions):

	2024	2023	2022
Proceeds from sales	$6,040	$13,322	$17,993

Gross gains on sales	$84	$196	$482

Gross losses on sales	$177	$357	$541
The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. In accordance with the Company’s valuation and impairment process, the investments which are deemed held for sale will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 10 – Disclosures about Fair Value of Financial Instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Level 2 – Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,
•	Quoted prices for identical or similar assets or liabilities in markets that are not active,
•	Inputs other than quoted prices that are observable for the asset or liability,
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient - TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets were $740 million and $792 million for the years ended December 31, 2024 and 2023, respectively, and total unfunded commitments were $232 million and $201 million for the years ended December 31, 2024 and 2023, respectively. For these investments, redemptions are prohibited prior to liquidation.

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2024 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV
Assets:

Bonds	$180,844	$199,933	$—	$179,454	$1,390	$—

Common stock(1)	2,178	2,178	1,553	139	486	—

Preferred stock	1,014	1,040	48	905	61	—

Mortgage loans	34,053	38,205	—	—	34,053	—

Derivatives	930	1,929	—	54	876	—

Other invested assets(1)	224	211	—	224	—	—

Contract loans	363	363	—	—	363	—

Separate account assets	48,365	48,505	21,916	4,136	21,573	740

Cash, cash equivalents & short term investments	3,414	3,412	299	3,101	14	—

Total	$271,385	$295,776	$23,816	$188,013	$58,817	$740

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3		NAV
Liabilities:

Deposit-type contracts	$8,770	$8,770	$—	$—	$8,770		$—

FHLB debt	100	100	—	—	100		—

Separate account liabilities	47,456	47,456	—	—	47,456		—

Derivatives	(28)	98	—	47	(75)	*	—

Total	$56,298	$56,424	$—	$47	$56,251		$—

(1)	Excludes investments accounted for under the equity method.

*The negative amount in the liabilities table represents the positive market value of the Tranched Credit Default Index Replications that were traded at a discount.

B-98	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2023 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV
Assets:

Bonds	$183,159	$199,566	$—	$181,158	$2,001	$—

Common stock(1)	1,717	1,717	1,000	212	505	—

Preferred stock	993	994	12	830	151	—

Mortgage loans	37,235	40,992	—	—	37,235	—

Derivatives	1,245	1,358	—	306	939	—

Other invested assets(1)	259	251	—	259	—	—

Contract loans	502	502	—	—	502	—

Separate account assets	47,464	47,625	19,427	2,955	24,290	792

Cash, cash equivalents & short term investments	534	534	137	377	20	—

Total	$273,108	$293,539	$20,576	$186,097	$65,643	$792

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3		NAV
Liabilities:

Deposit-type contracts	$8,499	$8,499	$—	$—	$8,499		$—

FHLB debt	160	160	—	—	160		—

Separate account liabilities	46,862	46,862	—	—	46,862		—

Derivatives	261	365	—	314	(53)	*	—

Total	$55,782	$55,886	$—	$314	$55,468		$—

(1)	Excludes investments accounted for under the equity method.

*The negative amount in the liabilities table represents the positive market value of the Tranched Credit Default Index Replications that were traded at a discount.

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2024 and 2023. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bond ETFs are classified as common stock and are valued using quoted market prices.

Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 include surplus notes that are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Additionally, for residual tranches or interests, valuation may be based on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds that are valued principally by third party pricing services using market observable inputs.

Cash equivalents, short term investments and common stock included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds and cash, cash equivalents, and short-term investments included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 18 - FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based

B-100	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

FHLB debt provides additional liquidity to the Company to support general business operations. FHLB debt held by the Company is generally comprised of short term advances and is reflected as borrowed money within the Company’s financial statements. Borrowings outstanding at December 31, 2024 and 2023, had maturity dates less than three business days from the reporting date. Accordingly, the fair value of the debt is valued using the par value, which approximates fair value.

Deposit-type contracts include funding agreements used in an investment spread capacity. Fair value of funding agreements is determined by discounted cash flow analysis using funding agreement interest rates as of the reporting date. Other deposit-type contracts are valued based on the accumulated account value, which approximates fair value. All deposit-type contracts are classified as Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2024

	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:

Bonds

U.S. Government	$—	$1,157	$—	$—	$1,157

Industrial and miscellaneous	—	559	—	—	559

Total bonds	$—	$1,716	$—	$—	$1,716

Common stock

Industrial and miscellaneous	$1,553	$139	$486	$—	$2,178

Total common stocks	$1,553	$139	$486	$—	$2,178

Preferred stock	$47	$848	$61	$—	$956

Total preferred stocks	$47	$848	$61	$—	$956

Derivatives

Foreign exchange contracts	$—	$779	$—	$—	$779

Total derivatives	$—	$779	$—	$—	$779

Separate accounts assets	$21,891	$1,215	$21,573	$740	$45,419

Total assets at fair value	$23,491	$4,697	$22,120	$740	$51,048

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$5	$—	$—	$5

Foreign exchange contracts	—	34	—	—	34

Total liabilities at fair value	$—	$39	$—	$—	$39

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2023

	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:

Bonds

U.S. Government	$—	$1,227	$—	$—	$1,227

Industrial and miscellaneous	—	47	—	—	47

Total bonds	$—	$1,274	$—	$—	$1,274

Common stock

Industrial and miscellaneous	$999	$212	$505	$—	$1,716

Total common stocks	$999	$212	$505	$—	$1,716

Preferred stock	$12	$719	$74	$—	$805

Total preferred stocks	$12	$719	$74	$—	$805

Derivatives

Foreign exchange contracts	$—	$367	$—	$—	$367

Total derivatives	$—	$367	$—	$—	$367

Separate accounts assets	$19,402	$155	$24,290	$792	$44,639

Total assets at fair value	$20,413	$2,727	$24,869	$792	$48,801

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$4	$—	$—	$4

Foreign exchange contracts	—	256	—	—	256

Total liabilities at fair value	$—	$260	$—	$—	$260

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2024 (in millions):

	Balance at 1/1/2024	Transfers into Level 3		Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2024
Bonds	$—	$—		$—	$(4)	$3	$—	$1	$—	$—	$—

Common stock	505	—		—	26	(25)	2,210	—	(2,230)	—	486

Preferred stock	74	9	a	—	(7)	(4)	—	—	(11)	—	61

Separate account assets	24,290	—		—	(356)	(1,394)	774	—	(1,679)	(62)	21,573

Total	$24,869	$9		$—	$(341)	$(1,420)	$2,984	$1	$(3,920)	$(62)	$22,120

(a)	The Company transferred Preferred stock into Level 3 that is measured and reported at fair value.

B-102	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2023 (in millions):

	Beginning balance at 1/1/2023	Transfers into Level 3		Transfers out of Level 3		Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2023
Bonds	$—	$10	a	$(4)	b	$(12)	$(1)	$—	$7	$—	$—	$—

Common stock	511	—		—		—	(4)	2,618	—	(2,620)	—	505

Preferred stock	66	—		—		2	18	—	—	(12)	—	74

Separate account assets	28,460	—		—		(95)	(4,380)	285	—	—	20	24,290

Total	$29,037	$10		$(4)		$(105)	$(4,367)	$2,903	$7	$(2,632)	$20	$24,869

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative Information Regarding Level 3 Fair Value Measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2024 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Equity securities:

Common stock	$486	Market comparable	Earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple	7.25x-12.00x	9.57x

		Equity method	Company Financials	1.0x	1.0x

		Exchange Traded - Close price	Contractual Price	$135.5	$135.5

		Market comparable	Revenue Multiple	7.2x	7.2x

Preferred stock	$61	Market comparable	EBITDA multiple	13.5x	13.5x

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Market Yield	12.56x	12.56x

Separate account assets:

Real estate properties and real estate joint ventures	$20,852

Office properties		Income approach - discounted cash flow	Discount rate Terminal capitalization rate	6.5% - 11.0% 5.0% - 9.5%	8.5% 6.9%

		Income approach - direct capitalization	Overall capitalization rate	5.0% - 13.8%	6.9%

Industrial properties		Income approach - discounted cash flow	Discount rate Terminal capitalization rate	6.8% - 8.5% 5.3% - 7.0%	7.3% 5.7%

		Income approach - direct capitalization	Overall capitalization rate	4.3% - 6.5%	5.3%

Residential properties		Income approach - discounted cash flow	Discount rate Terminal capitalization rate	6.8% - 8.0% 5.0% - 6.8%	7.0% 5.6%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

		Income approach - direct capitalization	Overall capitalization rate	4.5% - 6.5%	5.1%

Retail properties		Income approach - discounted cash flow	Discount rate Terminal capitalization rate	6.8% - 12.0% 5.5% - 9.5%	7.7% 6.6%

		Income approach - direct capitalization	Overall capitalization rate	5.3% - 9.0%	6.1%

Hotel properties		Income approach - discounted cash flow	Discount rate Terminal capitalization rate	10.0% 8.3%	10.0% 8.3%

		Income approach - direct capitalization	Overall capitalization rate	7.8%	7.8%

Separate account real estate assets include the values of the related mortgage loans payable in the table below at December 31, 2024 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage loans payable	$(1,586)

Office properties		Discounted cash flow	Loan-to-value ratio	43.2% - 78.4%	69.9%

			Equivalency rate	6.0% - 6.5%	6.4%

			Loan-to-value ratio	43.2% - 78.4%	69.9%

		Net present value	Weighted average cost of	1.1 - 1.7	1.4
			capital risk premium
			multiple

Industrial properties			Loan-to-value ratio	30.0% - 40.5%	34.1%

		Discounted cash flow

			Equivalency rate	6.0% - 6.1%	6.0%

			Loan-to-value ratio	30.0% - 40.5%	34.1%

		Net present value	Weighted average cost of	1.1 - 1.1	1.1
			capital risk premium
			multiple

Residential properties		Discounted cash flow	Loan-to-value ratio	45.6% - 73.8%	57.7%

			Equivalency rate	5.7% - 7.1%	6.4%

			Loan-to-value ratio	45.6% - 73.8%	57.7%

		Net present value	Weighted average cost of	1.2 - 1.4	1.3
			capital risk premium
			multiple

Retail properties		Discounted cash flow	Loan-to-value ratio	48.5% - 73.1%	54.0%

			Equivalency rate	5.7% - 7.2%	5.8%

			Loan-to-value ratio	48.5% - 73.1%	54.0%

		Net present value	Weighted average cost of	1.2 - 1.4	1.3
			capital risk premium
			multiple

Separate account real estate assets include the values of the related loan receivable in the table below at December 31, 2024 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,375

Office properties		Discounted cash flow	Loan-to-value ratio	52.7% - 78.2%	65.7%

			Equivalency rate	8.8% - 32.6%	14.5%

Industrial properties		Discounted cash flow	Loan-to-value ratio	35.8% - 72.6%	54.3%

			Equivalency rate	5.3% - 8.3%	6.4%

Residential properties		Discounted cash flow	Loan-to-value ratio	69.9% - 72%	71.0%

			Equivalency rate	7.7% - 9%	8.1%

Retail properties		Discounted cash flow	Loan-to-value ratio	66.9% - 66.9%	66.9%

			Equivalency rate	24.0% - 24.0%	24.0%

B-104	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Separate account real estate assets include the values of the real estate operating business in the table below at December 31, 2024 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Real estate operating business	$932

		Discounted cash flow	Discount rate	12.5%	12.5%

			Terminal growth rate	10.8%	10.8%

		Market approach	EBITDA multiple	31.7x	31.7x

			Terminal EBITDA Multiple	20.0x	20.0x

Additional Qualitative Information on Fair Valuation Process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The valuation teams are responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

The valuation teams (1) compare price changes between periods to current market conditions, (2) compare trade prices of securities to fair value estimates, (3) compare prices from multiple pricing sources, and (4) perform ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. The valuation teams determine if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the valuation teams, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the valuation teams, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 11 – Restricted Assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

						2024
	1	2	3	4	5	6	7	8	9	10	11
		G/A								Gross	Admitted
	Total	Supporting				Total			Total
Restricted		Separate	Total S/A	S/A Assets	Total		Increase /	Total Non		(Admitted &	Restricted
	General	Account				From			Admitted	Nonadmitted)	to Total
Asset	Account	(S/A)	Restricted	Supporting	(1 plus	Prior	(Decrease)	admitted	Restricted	Restricted to	Admitted
Category	(G/A)	Activity	Assets	G/A Activity	3)	Year	(5 minus 6)	Restricted	(5 minus 8)	Total Assets	Assets

Collateral held under security lending agreements	$1,373	$—	$2	$—	$1,375	$652	$723	$—	$1,375	0.39%	0.39%

FHLB capital stock	373	—	—	—	373	367	6	—	373	0.11%	0.11%

On deposit with states	15	—	—	—	15	16	(1)	—	15	—%	—%

Pledged as collateral to FHLB (including assets backing funding agreements)	9,108	—	—	—	9,108	8,729	379	—	9,108	2.56%	2.60%

Pledged as collateral not captured in other categories	1,186	—	—	—	1,186	231	955	—	1,186	0.33%	0.34%

Other restricted assets	—	—	48	—	48	37	11	—	48	0.01%	0.01%

Total restricted assets	$12,055	$—	$50	$—	$12,105	$10,032	$2,073	$—	$12,105	3.40%	3.45%

						2023
	1	2	3	4	5	6	7	8	9	10	11
		G/A								Gross	Admitted
	Total	Supporting				Total			Total
Restricted		Separate	Total S/A	S/A Assets	Total		Increase /	Total Non		(Admitted &	Restricted
	General	Account				From			Admitted	Nonadmitted)	to Total
Asset	Account	(S/A)	Restricted	Supporting	(1 plus	Prior	(Decrease)	admitted	Restricted	Restricted to	Admitted
Category	(G/A)	Activity	Assets	G/A Activity	3)	Year	(5 minus 6)	Restricted	(5 minus 8)	Total Assets	Assets

Collateral held under security lending agreements	$652	$—	$—	$—	$652	$1,332	$(680)	$—	$652	0.19%	0.19%

FHLB capital stock	367	—	—	—	367	369	(2)	—	367	0.10%	0.11%

On deposit with states	16	—	—	—	16	16	—	—	16	0.01%	0.01%

Pledged as collateral to FHLB (Including assets backing funding agreements)	8,729	—	—	—	8,729	8,780	(51)	—	8,729	2.49%	2.52%

Pledged as collateral not captured in other categories	231	—	—	—	231	31	200	—	231	0.07%	0.07%

Other restricted assets	—	—	37	—	37	45	(8)	—	37	0.01%	0.01%

Total restricted assets	$9,995	$—	$37	$—	$10,032	$10,573	$(541)	$—	$10,032	2.87%	2.91%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged and collateral pledged associated with forward loan purchase agreements.

The other restricted assets represents real estate deposits held within separate accounts.

B-106	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2024
Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets
General Account:

Cash, cash equivalents and short-term investments	$1,570	$1,570	0.51%	0.52%

Securities lending collateral assets	1,373	1,373	0.45%	0.46%

Total General Account Collateral Assets	$2,943	$2,943	0.96%	0.98%

Separate Account:

Securities lending collateral assets	$2	$2	—%	—%

Total Separate Account Collateral Assets	$2	$2	—%	—%

	2024
	Amount	% of Total Liabilities
Recognized Obligation to Return Collateral Asset (General Account)	$2,943	1.13%

Recognized Obligation to Return Collateral Asset (Separate Account)	$2	—%

	2023

Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets
General Account:

Cash, cash equivalents and short-term investments	$1,039	$1,039	0.34%	0.35%

Securities lending collateral assets	652	652	0.21%	0.22%

Total General Account Collateral Assets	$1,691	$1,691	0.55%	0.57%

Separate Account:

Securities lending collateral assets	$2	$2	—%	—%

Total Separate Account Collateral Assets	$2	$2	—%	—%

	2023
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$1,691	0.66%

Recognized Obligation to Return Collateral Asset (Separate Account)	$2	—%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12 – Derivative Financial Instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-107

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. Due to the level of material swap exposure, the Company also entered Uncleared Margin Rules (“UMR”) agreements with certain non-clearinghouse counterparties to adhere to Initial Margin (“IM”) obligations for uncleared swap transactions. As of December 31, 2024 and 2023, counterparties pledged the following cash and initial margins to the Company (in millions):

	December 31,
	2024	2023

Cash collateral and margin	$1,570	$1,039

Securities collateral and margin	$398	$184

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2024 and 2023, the Company pledged the following collateral and initial margins to its counterparties (in millions):

	December 31,
	2024	2023

Cash collateral and margin	$5	$129

Securities collateral and margin	$1,113	$88

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2024 and 2023, were $2,066 million and $1,491 million, respectively.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2024 and 2023 were $235 million and $121 million, respectively, for which the Company posted collateral of $244 million and $100 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds and other commitments. The Company also uses interest rate swap contracts in certain replication synthetic asset transactions. (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts and forward foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

B-108	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as RSAT. The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

Asset Swap Contracts: The Company enters into asset swap contracts to hedge against inflation risk associated with its TIPS. The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swap Contracts: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Bond Forward Contracts: The Company enters into forward bond contracts to purchase an identified bond at a specified price on a future date as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2024		December 31, 2023		December 31, 2022
	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)
Qualifying hedge relationships

Foreign currency swap	$246	$2	$(101)	$(3)	$296	$11

Total qualifying hedge relationships	$246	$2	$(101)	$(3)	$296	$11

Non-qualifying hedge relationships

Foreign currency swaps	$195	$(7)	$(417)	$85	$476	$33

Foreign currency forwards	444	2	(147)	28	(37)	412

Interest rate contracts	(1)	—	86	(172)	(103)	—

Total non-qualifying hedge relationships	$638	$(5)	$(478)	$(59)	$336	$445

Derivatives used for other than hedging purposes	$—	$(105)	$—	$19	$—	$3

Total derivatives	$884	$(108)	$(579)	$(43)	$632	$459

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-109

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.
2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.
3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (“DJ.NA.IG”). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (“DJ.NA.HY”). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series, whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series, whereby the Company is obligated to perform should the default rates of each index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2024			December 31, 2023

				Weighted			Weighted
		CDS	CDS	Average	CDS	CDS	Average
RSAT NAIC		Notional	Estimated	Years to	Notional	Estimated	Years to
Designation	Referenced Credit Obligation	Amount	Fair Value	Maturity	Amount	Fair Value	Maturity

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—
	Credit default swaps on indices	12,327	948	4	12,862	991	4

	Subtotal	12,327	948	4	12,862	991	4
2 High quality	Single name credit default swaps	—	—	—	—	—	—
	Credit default swaps on indices	150	3	4	55	2	4

	Subtotal	150	3	4	55	2	4

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—
	Credit default swaps on indices	—	—	—	—	—	—

	Subtotal	—	—	—	—	—	—

	Total	$12,477	$951	4	$12,917	$993	4

B-110	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

	Summary of Derivative Positions
	(in millions)
	December 31, 2024			December 31, 2023
		Carrying	Estimated		Carrying	Estimated
	Notional	Value	FV	Notional	Value	FV
Qualifying hedge relationships

Asset swaps

Assets	$1,210	$—	$(258)	$1,210	$—	$(282)

Liabilities	—	—	—	—	—	—

Foreign currency swaps

Assets	4,634	432	428	3,027	220	266

Liabilities	556	(22)	(9)	1,364	(56)	(57)

Total qualifying hedge relationships	$6,400	$410	$161	$5,601	$164	$(73)

Non-qualifying hedge relationships

Interest rate swaps

Assets	$—	$—	$—	$—	$—	$—

Liabilities	116	(5)	(5)	116	(4)	(4)

Foreign currency swaps

Assets	5,569	488	488	4,044	367	367

Liabilities	1,140	(33)	(33)	2,473	(102)	(99)

Foreign currency forwards

Assets	6,381	291	291	285	—	—

Liabilities	10	(1)	(1)	5,305	(155)	(155)

Total non-qualifying hedge relationships	$13,216	$740	$740	$12,223	$106	$109

Derivatives used for other than hedging purposes

Written credit default swaps

Assets	$8,912	$718	$876	$9,352	$771	$939

Liabilities	3,565	(37)	75	3,565	(48)	53

Asset swaps and total return swaps

Assets	835	—	(7)	835	—	(7)

Liabilities	—	—	—	—	—	—

Bond Forwards

Assets	9,175	—	(879)	9,175	—	(31)

Liabilities	—	—	—	—	—	—

Interest Rate Swaps

Assets	50	—	(9)	50	—	(9)

Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes	$22,537	$681	$56	$22,977	$723	$945

Total derivatives	$42,153	$1,831	$957	$40,801	$993	$981

For the year ended December 31, 2024 and 2023, the average fair value of derivatives used for other than hedging purposes, was $452 million and $626 million.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-111

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 13 – Separate Accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity. During 2024, REA’s liquid assets have comprised less than 10% of its net assets, primarily due to higher contract owner withdrawals driven by unfavorable market trends in the U.S. commercial real estate market, with elevated interest rates negatively impacting property values.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The separate account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2024	2023

TIAA Real Estate Account	$23,656	$25,269

TIAA Separate Account VA-3	20,447	18,163

TIAA Separate Account VA-1	1,316	1,208

TIAA Stable Value	3,086	2,985

Total	$48,505	$47,625

B-112	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the General Account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

The General Account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the General Account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order. See Note 20 – Contingencies and Guarantees for additional disclosures on purchases of accumulation units in the REA during 2024.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2024

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$661	$—	$5,076	$5,737

Reserves

For accounts with assets at:

Fair value	$—	$—	$43,398	$43,398

Amortized cost	2,895	—	—	2,895

Total reserves	$2,895	$—	$43,398	$46,293

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,895	$—	$—	$2,895

At fair value	—	—	43,398	43,398

Total reserves	$2,895	$—	$43,398	$46,293

*Withdrawable at book value without adjustment or charge.

	2023

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$547	$—	$3,720	$4,267

Reserves

For accounts with assets at:

Fair value	$—	$—	$42,392	$42,392

Amortized cost	2,822	—	—	2,822

Total reserves	$2,822	$—	$42,392	$45,214

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,822	$—	$—	$2,822

At fair value	—	—	42,392	42,392

Total reserves	$2,822	$—	$42,392	$45,214

*Withdrawable at book value without adjustment or charge.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-113

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2022

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$837	$—	$4,347	$5,184

Reserves

For accounts with assets at:

Fair value	$—	$—	$46,032	$46,032

Amortized cost	2,870	—	—	2,870

Total reserves	$2,870	$—	$46,032	$48,902

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,870	$—	$—	$2,870

At fair value	—	—	46,032	46,032

Total reserves	$2,870	$—	$46,032	$48,902

*Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the separate accounts for the years ended December 31, (in millions):

	2024	2023	2022
Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$6,099	$4,562	$5,565

Transfers from separate accounts	(6,781)	(7,511)	(5,971)

Reconciling adjustments:

Fund transfer exchange gain (loss)	—	—	(1)

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(682)	$(2,949)	$(407)

Note 14 – Policy and Contract Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, New York State Regulation 213, and VM-21 as applicable.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2024	December 31, 2023

Deferred and payout annuity contracts issued after 2000	$4,309	$4,132

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2024 and 2023.

B-114	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994, uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims are based on historical experience and set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2024 and 2023, the Company had $124 million and $141 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2024
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$21,963	$21,963	11.8%

At book value without adjustment (minimal or no charge or adjustment)	29,365	—	—	29,365	15.9%

Not subject to discretionary withdrawal	133,713	—	—	133,713	72.3%

Total (direct + assumed)	$163,078	$—	$21,963	$185,041	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$163,078	$—	$21,963	$185,041

	2023
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$22,426	$22,426	12.0%

At book value without adjustment (minimal or no charge or adjustment)	30,096	—	—	30,096	16.2%

Not subject to discretionary withdrawal	133,626	—	—	133,626	71.8%

Total (direct + assumed)	$163,722	$—	$22,426	$186,148	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$163,722	$—	$22,426	$186,148

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-115

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2024
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$21,425	$21,425	22.6%

At book value without adjustment (minimal or no charge or adjustment)	41,356	2,888	—	44,244	46.6%

Not subject to discretionary withdrawal	29,255	—	—	29,255	30.8%

Total (direct + assumed)	$70,611	$2,888	$21,425	$94,924	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$70,611	$2,888	$21,425	$94,924

	2023
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$19,954	$19,954	22.4%

At book value without adjustment (minimal or no charge or adjustment)	38,655	2,814	—	41,469	46.7%

Not subject to discretionary withdrawal	27,527	—	—	27,527	30.9%

Total (direct + assumed)	$66,182	$2,814	$19,954	$88,950	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$66,182	$2,814	$19,954	$88,950

	2024
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$10	$10	0.1%

At book value without adjustment (minimal or no charge or adjustment)	1,335	7	—	1,342	15.3%

Not subject to discretionary withdrawal	7,434	—	—	7,434	84.6%

Total (direct + assumed)	$8,770	$7	$10	$8,786	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,770	$7	$10	$8,786

	2023
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$12	$12	0.1%

At book value without adjustment (minimal or no charge or adjustment)	1,284	8	—	1,292	15.2%

Not subject to discretionary withdrawal	7,215	—	—	7,215	84.7%

Total (direct + assumed)	$8,499	$8	$12	$8,519	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,499	$8	$12	$8,519

Note 15 – Management Agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to VA-1. The Company provided administrative services to TIAA, FSB

B-116	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

(“the Bank”), a subsidiary of FSB, through July 30, 2023. Additionally, under a General Service and Facilities Agreement with Nuveen, LLC, the Company provides and receives general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $2,737 million, $2,572 million and $2,254 million to its various subsidiaries and affiliates for the years ended December 31, 2024, 2023 and 2022, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, an Investment Management Agreement between CREF and TCIM, and a Principal Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF and TC Services. The Company collects the distribution expense reimbursements from CREF and then remits those payments to TC Services. The administration and investment expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF and Nuveen Services, respectively. The expense reimbursements under the CREF Agreements and the equivalent expenses, amounted to approximately $578 million, $577 million, and $518 million for the years ended December 31, 2024, 2023 and 2022, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuity contracts issued by the Company. Such activities performed by TC Services are reimbursed at cost. The Company paid $13 million, $10 million, and $9 million for the years ended December 31, 2024, 2023, and 2022, respectively for these services. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and non-proprietary mutual funds, whereby the Company does not provide cost reimbursements to TC Services.

The Company had a General Service Agreement through July 30, 2023, whereby the Company provided general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $44 million and $81 million for the years ended December 31, 2023 and 2022, respectively.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, distributes registered securities for certain proprietary funds and non-proprietary mutual funds.

The Company has Investment Management Agreements with Advisors, Nuveen Alternatives Advisors, LLC, and Churchill Asset Management, wholly owned subsidiaries of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. As of June 30, 2023, a portion of the Investment Management Agreement between the Company and Nuveen Alternative Advisors, LLC was permanently assigned to Churchill Asset Management. The Company paid $153 million, $155 million, and $164 million to Advisors, and $289 million, $316 million, and $333 million to Nuveen Alternatives Advisors, LLC, for the years ended December 31, 2024, 2023, and 2022, respectively. The Company paid $126 million and $46 million to Churchill Asset Management for the years ended December 31, 2024, and 2023, respectively.

The Company has an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for each of the years ended December 31, 2024, 2023 and 2022.

The Company has a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $14 million, $15 million and $15 million to Nuveen Services, LLC for the years ended December 31, 2024, 2023, and 2022, respectively.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-117

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

All services necessary for the operation of the REA are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $161 million, $170 million, and $153 million for the periods ended December 31, 2024, 2023 and 2022, respectively.

The Company provides certain separate account guarantees, including a liquidity guarantee to REA, and is compensated for these guarantees. See Note 20 Contingencies and Guarantees for additional information on separate account guarantees.

The Company had a Service Agreement with the Bank through July 30, 2023, whereby the Bank provided general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $1 million and $5 million to the Bank for the years ended December 31, 2023 and 2022, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with Nuveen Investments, an indirect subsidiary of Nuveen, LLC, whereby the Company provides cash disbursements and related services at cost. The Company allocated $101 million, $105 million, and $108 million to Nuveen Investments for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA Kaspick, LLC (“Kaspick”), an indirect subsidiary of TIAA, whereby the Company provides cash disbursements and related services at cost. The Company allocated $42 million, $40 million, and $37 million to Kaspick for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a subsidiary of the Company, whereby the Company provides cash disbursements and related services at cost. The Company allocated $100 million, $87 million, and $84 million to TFI for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company has a Service Agreement with TIAA Global Business Services (India) Private Limited (“TIAA India”), an indirect wholly-owned subsidiary of the Company, whereby TIAA India provides information technology and non-technology services for the Company and its affiliates. The Company paid $170 million, $143 million, and $112 million to TIAA India for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company has a Technology Support and Services Agreement with MyVest Corporation (“MyVest”), a wholly-owned subsidiary of the Company, whereby MyVest provides project and program management services for the Company. The Company paid $31 million, $37 million, and $36 million to MyVest for the years ended December 31, 2024, 2023, and 2022, respectively. The Company agrees to provide MyVest administrative services for use in its day to day operations. MyVest reimbursed the Company for administrative services in the amount of $1 million and $2 million for each of the years ended December 31, 2023, and 2022, respectively. No reimbursements were made for the year-ended December 31, 2024.

The Bank provided custody and trustee services to the Company through July 30, 2023. The Company paid $4 million and $6 million to the Bank for the years ended December 31, 2023, and 2022, respectively, for these services. As of July 31, 2023, these services are provided by the Trust pursuant to a general services agreement. The Company paid $7 million and $2 million to the Trust during the years ended December 31, 2024 and 2023, respectively.

The Company has a service and subcontracting agreement with TIAA Shared Services, LLC (“TSS”), a wholly-owned subsidiary of the Company. Under the agreement, TSS serves as an internal administrative service provider for the Company as well as for CREF and the Company’s affiliates with existing administrative services agreements with the Company. The Company pays TSS compensation it receives (and TSS reimburses the Company for disbursements it

B-118	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

makes) relating to the provision of administrative services for the Company. The Company also reimburses TSS at cost for administrative services provided in support of the Company’s insurance business and the fulfillment of its contractual obligation to provide such services to CREF and the Company’s affiliates. The Company also provides to TSS any services necessary to conduct its operations, and TSS reimburses the Company at cost for these services. TSS reimbursed the Company $666 million, $612 million, and $600 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Note 16 - Federal Income Taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2024 or December 31, 2023.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2024			12/31/2023			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)	(Col 1–4)	(Col 2–5)	(Col 7+8)
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a) Gross Deferred Tax Assets	$5,525	$2,991	$8,516	$5,318	$2,348	$7,666	$207	$643	$850

b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted Gross Deferred Tax Assets (a–b)	5,525	2,991	8,516	5,318	2,348	7,666	207	643	850

d) Deferred Tax Assets Non-admitted	1,163	2,051	3,214	1,479	1,426	2,905	(316)	625	309

e) Subtotal Net Admitted Deferred Tax Asset (c-d)	4,362	940	5,302	3,839	922	4,761	523	18	541

f) Deferred Tax Liabilities	2,620	896	3,516	2,183	850	3,033	437	46	483

g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$1,742	$44	$1,786	$1,656	$72	$1,728	$86	$(28)	$58

	12/31/2024			12/31/2023			Change
Admission Calculation	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
Components SSAP No. 101			(Col 1+2)			(Col 4+5)	(Col 1–4)	(Col 2–5)	(Col 7+8)
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	1,742	44	1,786	1,656	72	1,728	86	(28)	58

1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	1,742	44	1,786	1,656	72	1,728	86	(28)	58

2. Adjusted Gross DTA Allowed per Limitation Threshold	XXX	XXX	5,885	XXX	XXX	6,050	XXX	XXX	(165)

c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	2,620	896	3,516	2,184	850	3,034	436	46	482

d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$4,362	$940	$5,302	$3,840	$922	$4,762	$522	$18	$540

	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	933%	979%

Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$39,231	$40,332

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-119

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2024		12/31/2023		Change
Impact of Tax Planning Strategies:	(1)	(2)	(3)	(4)	(5)	(6)
(in millions)					(Col 1–3)	(Col 2–4)
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted Gross DTAs Amount From Above	$5,525	$2,991	$5,318	$2,348	$207	$643

Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

Net Admitted Adjusted Gross DTAs Amount From Above	$4,361	$940	$3,839	$922	$522	$18

Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	12.48%	—%	19.13%	—%	(6.65)%	—%

The Company supports the admittance of $544 million of DTA with $2,952 million of tax planning strategies. The Company does not have tax planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components as of December 31, (in millions):

	2024	2023	2022
Current Income Tax:

Federal income tax expense (benefit)	$(548)	$(582)	$(717)

Foreign taxes	1	—	1

Subtotal	$(547)	$(582)	$(716)

Federal income taxes expense on net capital gains	135	(48)	254

Generation/(utilization) of loss carry-forwards	413	630	463

Intercompany tax sharing expense/(benefit)	(139)	(6)	(81)

Federal and foreign income tax expense / (benefit)	$(138)	$(6)	$(80)

	12/31/2024	12/31/2023	Change
Deferred Tax Assets:

Ordinary:

Policyholder reserves	$11	$10	$1

Investments	387	376	11

Policyholder dividends accrual	485	496	(11)

Fixed assets	248	222	26

Compensation and benefits accrual	482	460	22

Net operating loss carry-forward	1,264	932	332

Other (including items < 5% of total ordinary tax assets)	697	715	(18)

Intangible assets – business in force and software	1,951	2,107	(156)

Subtotal	$5,525	$5,318	$207

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	1,163	1,479	(316)

Admitted ordinary deferred tax assets	$4,362	$3,839	$523

Capital:

Investments	$2,967	$2,328	$639

Real estate	24	20	4

Subtotal	$2,991	$2,348	$643

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,051	1,426	625

Admitted capital deferred tax assets	940	922	18

Admitted deferred tax assets	$5,302	$4,761	$541

B-120	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

	12/31/2024	12/31/2023	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$2,563	$2,080	$483

Reserves transition adjustment	52	102	(50)

Other (including items < 5% of total ordinary tax liabilities)	5	1	4

Subtotal	$2,620	$2,183	$437

Capital:

Investments	$896	$850	$46

Subtotal	$896	$850	$46

Deferred tax liabilities

	$3,516	$3,033	$483

Net Deferred Tax:

Assets/Liabilities	$1,786	$1,728	$58

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2024 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$(340)	21.00%

Dividends received deduction	(56)	3.46

Transfer pricing adjustment	18	(1.10)

Amortization of interest maintenance reserve	(44)	2.70

Statutory impairment of affiliated common stock	7	(0.46)

Other permanent differences	6	(0.35)

Prior year true-ups (TIAA & Subs)	(40)	2.50

Prior year true-ups (TIAA & Subs) - tax credits	(49)	3.00

Current year tax credit activity	13	(0.83)

Current year non-admitted assets	(60)	3.80

Other	21	(1.30)

Total statutory income taxes	$(524)	32.42%

Federal and foreign income tax expense (benefit) - Ordinary	(138)	8.52

Federal and foreign income tax expense (benefit) - Capital	—	—

Change in net deferred income tax charge (benefit)	(386)	23.90

Total statutory income taxes	$(524)	32.42%

As of December 31, 2024, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration
2022	$1,732	Indefinite
2023	2,573	Indefinite
2024	1,714	Indefinite

Total	$6,019

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-121

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

As of December 31, 2024, the Company had the following foreign tax credit carry forwards (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2015	$45	2025
2018	3	2028
2019	3	2029
2020	1	2030
2021	1	2031
2022	42	2032
2023	37	2033

Total	$132

As of December 31, 2024, the Company has no taxes available for recoupment in the event of future losses.

At December 31, 2024, the Company had no net capital loss carry forwards.

At December 31, 2024, the Company has general business credits of $133 million generated during the years 2005 to 2023 and expiring between 2025 to 2043.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1)	730 Texas Forest Holdings, Inc.	11)	TIAA-CREF Life Insurance Company

2)	GreenWood Resources, Inc.	12)	Terra Land Company

3)	MyVest Corporation	13)	TIAA Board of Governors

4)	NIS/R&T, Inc.*	14)	TIAA-CREF Tuition Financing, Inc.

5)	Nuveen Holdings, Inc.*	15)	TIAA Trust, N.A.

6)	Nuveen Holdings 1, Inc.*	16)	Westchester Group Farm Management, Inc.

7)	Nuveen Investments, Inc.*	17)	Westchester Group Investment Management Holding Company, Inc.

8)	Nuveen Investments Holdings, Inc.*	18)	Westchester Group Investment Management, Inc.

9)	Nuveen Securities, LLC*	19)	Westchester Group Real Estate, Inc.

10)	T-C SP, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings 1, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable (payable) from the Company’s subsidiaries for federal income taxes are $2 million and $(91) million at December 31, 2024 and 2023, respectively.

The Company’s tax years 2018 through 2020 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2021 through 2023 are open to examination.

B-122	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The Inflation Reduction Act of 2022 (“the Act”) was enacted on August 16, 2022. The Act included a new Corporate Alternative Minimum Tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years 2023 and 2024 for applicable corporations.

Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT in 2024.

Note 17 - Repurchase and Securities Lending Programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained as necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2024 and 2023, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2024 and 2023 that resulted in default.

As of December 31, 2024 and 2023, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2024, the estimated fair value of the Company’s securities on loan under the program was $1,342 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2024, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $1,373 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2024.

Of the cash collateral received from the program, $1,373 million is held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2024. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2024 (in millions):

	Amortized Cost	Fair Value

Open	$1,373	$1,373

Total collateral reinvested	$1,373	$1,373

As of December 31, 2023 the estimated fair value of the Company’s securities on loan under the program was $638 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2023, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $652 million included in

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-123

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

“Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2023.

Of the cash collateral received from the program, $652 million was held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2023. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2023 (in millions):

	Amortized Cost	Fair Value

Open	$652	$652

Total collateral reinvested	$652	$652

Note 18 - Federal Home Loan Bank of New York Membership and Borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $17,499 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held in the General Account as of December 31, (in millions):

	2024	2023

Membership stock - class A	$—	$—

Membership stock - class B	50	50

Activity stock	323	317

Excess stock	—	—

Total	$373	$367

There were no FHLBNY capital stock held in separate accounts as of December 31, 2024 and 2023.

Membership stock at December 31, 2024 and 2023, is not eligible for redemption.

The Company had $7,078 million and $6,876 million in funding agreements and $100 million and $160 million in debt outstanding at December 31, 2024 and December 31, 2023 respectively.

The following table shows the maximum collateral pledged to FHLBNY in the General Account during the year ending December 31, (in millions):

	2024			2023
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

Total	$9,347	$10,362	$8,280	$9,717	$10,729	$8,657

There was no collateral pledged to FHLBNY in the separate accounts during the years ended December 31, 2024 and 2023.

B-124	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The following table shows the maximum borrowing from FHLBNY in the General Account during the year ending December 31, (in millions):

	2024	2023

Debt	$1,785	$2,600

Funding agreements	6,496	6,057

Total	$8,281	$8,657

There were no borrowings from FHLBNY in the separate accounts during the year ended December 31, 2024 and 2023.

The following table shows the collateral pledged to FHLB in the General Account as of December 31, 2024 and 2023 (in millions):

	2024			2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing

Total	$8,213	$9,108	$7,178	$7,974	$8,729	$7,036

There was no collateral pledged to FHLB in the separate account as of December 31, 2024 and 2023.

Note 19 – Capital and Contingency Reserves and Shareholders’ Dividends Restrictions

The portion of contingency reserves increased or (reduced) by each item below for the years ended December 31 are as follows (in millions):

	2024	2023	2022
Net income (loss)	$(1,216)	$(674)	$(408)

Change in net unrealized capital gains (losses), net of taxes	71	167	(612)

Change in asset valuation reserve	715	(214)	1,776

Change in net deferred income tax	386	609	271

Change in non-admitted assets	(625)	(471)	(1,289)

Surplus (contributed to) withdrawn from Separate Accounts	(294)	(618)	—

Change in surplus of separate accounts	260	594	—

Change in surplus notes	(349)	—	—

Change in post-retirement benefit liability	(6)	(4)	10

As of December 31, 2024 and 2023, the portion of contingency reserves represented by cumulative net unrealized gains was $3,581 million and $3,503 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Governors, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2024 (in millions):

Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Life-To-Date Principal Paid	Date of Maturity

12/16/2009	6.850%	$2,000	$1,049	$1,049	$72	$1,079	$950	12/16/2039

09/18/2014	4.900%	1,650	1,649	1,649	81	808	—	09/15/2044

05/08/2017	4.270%	2,000	1,994	1,995	85	642	—	05/15/2047

05/07/2020	3.300%	1,250	1,249	1,249	41	187	—	05/15/2050

Total		$6,900	$5,941	$5,942	$279	$2,716	$950

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-125

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

In 2024, the Company called a $350 million fixed to floating surplus note that was issued on September 18, 2014. It bore interest at a fixed annual rate of 4.375% until September 15, 2024, at which time it converted to a floating rate and became callable. The current year interest expense was $16 million.

For the years ended December 31, 2024 and 2023, the Company did not have any related parties as holders of surplus notes or unapproved interest or principal. There were no amounts of current year interest offset or principal paid and the notes were not contractually linked. Surplus note payments are not subject to administrative offsetting and proceeds were not used to purchase assets directly from the holder of the note.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: The Company is subject to stockholder dividend restrictions under the New York Insurance Law. However, all of the outstanding common stock of the Company is collectively held by TIAA Board of Governors, a non-profit corporation created to hold the stock of the Company, and therefore the Company does not make stockholder dividend payments.

Note 20 – Contingencies and Guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2024, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million or (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2024, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2024.

The Company has agreed that it will cause TIAA Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

B-126	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2024, is $1,160 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA Life. $75 million of this facility is maintained on a committed basis with an expiration date of June 27, 2025. As of December 31, 2024, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2024, there were no balances outstanding. It is the intent of the Company, CREF, and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $500 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with the Trust. $100 million of this facility is maintained on a committed basis with an expiration date of June 30, 2025. As of December 31, 2024, there were no balances outstanding.

The Company provides a $5 million unsecured 364-day revolving line of credit arrangement with MyVest, Inc. This line has an expiration date of December 30, 2025. As of December 31, 2024, $4 million was outstanding.

The Company provides a $250 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 18, 2025. As of December 31, 2024, there were no balances outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C S-T REIT LLC. This line of credit has an open ended expiration date and is effective until terminated. As of December 31, 2024, $128 million was outstanding.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-127

Notes to statutory–basis financial statements	concluded

Teachers Insurance and Annuity Association of America

Pursuant to the liquidity guarantee obligation, the TIAA General Account has purchased 1,851 thousand accumulation units issued by the REA for a total of $911 million since the guarantee was activated in 2023 and continues to hold these accumulation units as of December 31, 2024. The fair value of these accumulations units was $854 million as of December 31, 2024. Accumulation units owned by TIAA are valued in the same manner as units owned by individual REA participants on a fair value basis and will fluctuate in value.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other Contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 21 – Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 6, 2025, the date the financial statements were available to be issued.

B-128	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

730 Third Avenue

New York, NY 10017

A11267 (5/25)

Part C — OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution.

	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(b)	Custodian Agreements. None

(c)	Underwriting Contracts.

Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(d)	Contracts.

	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A31)	Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A38)	Endorsement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Endorsement to TIAA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A40)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A41)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A42)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A43)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(e)	Applications. Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(f)	Depositor’s Certificate of Incorporation and By-Laws.

	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(g)	Reinsurance Contracts. None

(h)	Participation Agreements.

	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(K)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(L)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Q)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(R)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(S)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(T)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A15)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A16)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A17)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A18)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A19)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A20)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A21)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A22)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A23)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A25)	Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A26)	Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A27)	Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A28)	Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A29)	Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A30)	Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A31)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A32)	Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A33)	Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A34)	Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A35)	Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A36)	Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A37)	Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A38)	Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A40)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A41)	Amendment to Fund Participation Agreement among Parnassus Fund, Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A42)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A43)	Amendment to The Vanguard Group, Inc. Agreement among The Vanguard Group, Inc., JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A44)	Participation Agreement among Teachers Insurance and Annuity Association of America and Northern Funds, Northern Trust Investments, Inc. and Northern Funds Distributors, LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(A45)	Participation Agreement among New York Life Investment Management LLC, NYLIFE Distributors LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

	(A46)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No.333-138420 Filed April 29, 2024.)

	(A47)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

(i)	Administrative Contracts. None

(j)	Other Material Contracts.

	(A)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(D)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(E)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(F)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(G)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(H)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

	(I)	Amendment to Administrative Service Agreement between Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(J)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(k)	Legal Opinion.

Opinion and consent of Aneal Krishnamurthy, Esquire*

(l)	Other Opinions.

	(A)	Consent of Carlton Fields, P.A.*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)	Form of Initial Summary Prospectuses. None

(p)	Powers of Attorney.

	(A)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(B)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(C)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(D)	Power of Attorney*

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document*

101.SCH XBRL Taxonomy Extension Schema Document*

101.CAL XBRL Taxonomy Extension Calculation Linkbase*

101.DEF XBRL Taxonomy Extension Definition Linkbase*

101.LAB XBRL Taxonomy Extension Labels Linkbase*

101.PRE XBRL Taxonomy Extension Presentation Linkbase*

*	Filed herewith

Item 28.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Michael R. Fanning	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

Maureen O’Hara	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

La June Montgomery Tabron	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Mike Cowell	Senior Executive Vice President, Chief Risk and Compliance Officer

John L. Douglas	Senior Executive Vice President, Chief Legal Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Operating, Information & Digital Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Senior Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Senior Executive Vice President, Chief Product & Business Development Officer

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 29.	Persons Controlled by or under Common Control with the Depositor or Registrant

The Registrant is a separate account of Teachers Insurance and Annuity Association of America, is a stock life insurance company incorporated under the laws of the State of New York. The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
HOLDING COMPANY STRUCTURE*
Effective as of December 31, 2024

TIAA Board of Governors
Teachers Insurance and Annuity Association of America ("TIAA")
Seven20 Insurance (Bermuda) Co. Limited
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
Real Estate Separate Account Subsidiaries
TIAA-CREF Life Insurance Company
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Redwood, LLC
TIAA RFS, LLC
TIAA Trust, National Association
MyVest Corporation
TIAA Global Capabilities Holding LLC
TIAA Shared Services LLC
TIAA Kaspick, LLC
TIAA-CREF Insurance Agency, LLC
TIAA Global Capabilities Singapore Holding Company Pte Ltd
TIAA Global Capabilities Private Limited
Nuveen Services, LLC
TIAA-CREF Asset Management LLC
Nuveen Finance, LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC ("NAH")
Nuveen Holdings 1, Inc.
Teachers Advisors, LLC
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
NIS/R&T, Inc.
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Assets Management LLC
Nuveen Investments Holdings, Inc.
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Gresham Investment Management LLC
Gresham Asset Management LLC
Nuveen International Holdings LLC ("NIH")
Nuveen Real Estate Global LLC
Nuveen Canada Company
Nuveen Hong Kong Limited
Nuveen Japan Co. Ltd.
Nuveen Korea Co., Ltd.
Nuveen Middle East Limited
Nuveen Global Investments LLC
Nuveen Development Management Services LLC
Nuveen Real Estate Global Cities Advisors LLC
Nuveen Imajn Holdings Member LLC
Nuveen Myplace Holdings Member LLC
Onni Holding Company LLC
Nuveen Permian Investor Asset Manager Member LLC
Imajn Homes Holdings LLC
Myplace Holdings LLC
Paths Management Services LLC
Nuveen International Holdings 1 Limited
Nuveen International Holdings 2 Limited
Nuveen International Holdings 3 Limited
Clean Energy Partners Holdco LLP
Nuveen Investment Management Holdings Limited
Nuveen Alternatives Advisors LLC
AGR Partners LLC
Nuveen CP LLC
Greenworks Lending LLC
Pace Financial Servicing, LLC
Westchester Group Investment Management, Inc.
GreenWood Resources, Inc.
GreenWood Resources Capital Management, LLC
Nuveen Natural Capital LLC
Churchill PCIF Advisor LLC
Churchill DLC Advisor LLC
NCPC Holdings LLC
NCBDC Holdings LLC
Churchill BDC Administration LLC
Churchill Asset Management LLC
Arcmont Asset Management Limited
Arcmont AM LLC
Arcmont Asset Management Holdco Limited
Nuveen Private Capital LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries and is not indicative of the percentage ownership interests held.

Exhibit A*

Entity Name	Domestic Jurisdiction	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose

AGR Partners LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	75	To manage agricultural investments.

AGR Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	1	To act as an employer entity.

AGR Services LLC	DE	Operating Subsidiary	AGR Partners LLC	Member	99	To act as an employer entity.

Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Arcmont AM LLC	DE	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Member	100	To engage in financial services.

Arcmont Asset Management France SAS	France	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Germany Gmbh	Germany	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Holdco Limited	Jersey	Operating Subsidiary	Nuveen Private Capital LLC	Shareholder	100	To act as a holding company.

Arcmont Asset Management Limited	United Kingdom	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To act as a holding company.

CAM HR Resources LLC	DE	Operating Subsidiary	CAM HR Holdco, LLC	Member	1	To act as an employer entity.

CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employer entity.

Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Private Capital LLC	Member	100	To act as a registered investment adviser for senior loan investments.

Churchill DLC Advisor LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To act as a primary adviser.

Clean Energy Partners CEP 2012 Limited	France	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investment.

Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investment.

Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To manage investment.

Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To manage investment.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	GreenWood Resources, Inc.	Member	100	To act as a registered investment advisor.

Greenwood Resources Poland Spolka Z Ograniczona Odpowiedzialnoscia	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

GreenWood Resources, Inc.	DE	Operating Subsidiary	Beaver Investment Holdings LLC	Shareholder	100	To act as an advisor and manager of timber and related investments.

Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To serve as originator of loans.

Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Managing Member	78.9	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.

GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

Henderson European Retail Property Fund Management S.A.R.L.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Jatoba Brasil Investimentos Florestais Ltda	Brazil	Operating Subsidiary	GTR Brasil Participações Ltda.	Shareholder	100	To facilitate asset acquisitions of timber assets.

MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	Provides digital financial account management services.

Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

Nuveen Alternatives Europe S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an authorised alternative investment fund manager and management company.

Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services and to act as general partner.

Nuveen Asset Management Europe S.À.R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

Nuveen Consulting (Shanghai) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.

Nuveen Industrial Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide management services.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 3 Limited	Shareholder	99.6	To act as the holding company for legal entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 1 Limited	Shareholder	0.4	To act as the holding company for legal entities.

Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Italy S.R.L.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

Nuveen Japan Co., Ltd	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To act as a financial distribution business office.

Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Management Company (Luxembourg) No 1 SÀRL	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employer in connection with a fund.

Nuveen Natural Capital Chile SpA	Chile	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To facilitate management operations.

Nuveen Natural Capital LATAM Gestao De Ativos Ltda	Brazil	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage funds.

Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage entities.

Nuveen Natural Capital Sp. Z.o.o.	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage legal entities.

Nuveen Natural Capital SRL	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage legal entities.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	To invest in investment strategies.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	To invest in investment strategies.

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.

Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as the employer entity and to provide shared services.

Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

NWQ Investment Management Company, LLC	DE	Operating Subsidiary	NWQ Partners, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To service activities related to loans.

Paths Construction LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as management company.

Paths Development LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as development company.

Paths Management Services LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To manage and operate real property.

Paths RMS LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as maintenance operating company.

Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate and other investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	45	To hold agricultural investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Advisors, LLC	Member	45	To hold agricultural investments.

Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Managers, LLC	Member	10	To hold agricultural investments.

Private Debt carried Interest General Partner II S.à r.l	Luxembourg	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide financial services.

Reliant Safety LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as safety operating company.

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.

Seven30 Insurance (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as the issuer of corporate self insurance.

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager of investment products.

Taurion, S.A.	Uruguay	Operating Subsidiary	Global Timber Spain S.L.	Shareholder	100	To hold alternative investments.

Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.

TIAA Advisory, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To provide investment advisory services to managed account programs.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.

TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.

TIAA Trust, National Association	NC	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	99.995	To support certain business lines.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, Nuveen Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.

TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To act as a licensed life insurance agent offering insurance services and products.

TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	To act as a registered investment advisor and provide investment management services.

TIAA-CREF Life Insurance Company	NY	Operating Subsidiary - 1704(c) Insurance Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To act as a life insurance company that issues guaranteed and variable annuities and funding agreements to the general public.

TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Westchester Group Farm Management, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To hold investments.

Westchester Group Investment Management, Inc.	DE	Operating Subsidiary	Westchester Group Investment Management Holding Company, Inc.	Shareholder	100	To hold investments.

Westchester Group Real Estate, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To provide brokerage services related to agricultural investments.

Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To hold investments.

Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Rashmi Badwe	Manager
Raymond Bellucci	Manager, Senior Managing Director
Derek Heaslip	Manager
Angela Kahrmann	Manager, President, Chief Executive Officer, Chairman
Benjamin H. Lewis	Manager
Niladri Mukherjee	Manager
Christopher Stickrod	Manager
Ross Abbott	Chief Operating Officer
Christopher A. Baraks	Vice President
Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary
Christopher Beam	Assistant Treasurer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Christopher J. Heald	Treasurer
Lisa Humphries	Chief Conflict of Interest Officer
Jeremy Intihar	Managing Director
Jennifer Mangano	Chief Financial Officer
Eric Poe	Managing Director
Megan Sendlak	Managing Director, Controller
Scott Weinstein	Senior Managing Director, Chief Compliance Officer
Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation and Undertakings

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on April 29, 2025.

TIAA SEPARATE ACCOUNT VA-3
(Registrant)

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product and Business Development Officer, Teachers Insurance and Annuity Association of America

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
(Depositor)

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product and Business Development Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 29, 2025 in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse Colbert Narcisse	Senior Executive Vice President, Chief Product and Business Development Officer

/s/ Christopher Baraks	Senior Vice President and Chief Accounting Officer and Corporate
Christopher Baraks	Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

*	*
Priya Abani	Edward M. Hundert

*	*
Samuel R. Bright	Gina L. Loften

*	*
Jason E. Brown	Maureen O’Hara

*	*
Jeffrey R. Brown	Ramona E. Romero

*	*
James R. Chambers	Kim M. Sharan

*	*
Thasunda Brown Duckett	La June Montgomery Tabron

*
Michael R.Fanning

*
Lisa W. Hess

/s/ Aneal Krishnamurthy
Aneal Krishnamurthy Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney effective as of April 28, 2025.

Exhibit Index

(k)	Legal Opinion.

Opinion and consent of Aneal Krishnamurthy, Esquire

(l)	Other Opinions.

(A) Consent of Carlton Fields, P.A.

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(p)	Powers of Attorney.

(D) Power of Attorney

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase